[ING LOGO]

Thomas J. McInerney
Chief Executive Officer
ING U.S. Financial Services

The year 2002 marked one of the more tumultuous years in stock market history. We've seen our economy and political landscape be redefined and the downfall of major corporations. But while this was happening around us, we were not disheartened. It's to our credit that we can say ING experienced several key accomplishments to take us into the New Year on a positive note.

We solidified our position as a top-five player in most of our major businesses, to the satisfaction of our 14.5 million clients. We have made significant progress on integrating all of the ING businesses. The first two years after major acquisitions are the most difficult and with that milestone behind us, I believe the future will be much brighter.

Most importantly, our company is positioned for a rapid recovery when the U.S. economy and markets improve: we've streamlined our businesses; developed several new and innovative products and services; and established our place among the competition for years to come. Our employees, the backbone of our company, have made personal sacrifices over the past two years, adding their strength and support, to complete the foundation of our "new" financial services company. With a top-notch leadership team and a talented and diverse employee workforce, we are wholly focused on creating a superior customer experience.

I truly believe the worst is behind us - both in terms of the integration and the particularly challenging economic environment. And while the markets may not rebound immediately, we will be ready to make the most of it when they do. We've already done what some companies are just starting to do. I'm very optimistic about the future, and hope you are, too. I encourage you to use the information and tools we provide to help you make sense of these volatile times and to make sure your investments reflect the right strategy for you.

As always, thank you for your loyalty and confidence in ING - we remain dedicated to helping you achieve your financial goals.

Sincerely,

/s/ Thomas J. McInerney

Thomas J. McInerney

FINANCIAL STATEMENTS
ING Life Insurance and Annuity Company
  Variable Annuity Account B
YEAR ENDED DECEMBER 31, 2002
WITH REPORT OF INDEPENDENT AUDITORS

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account B

                              Financial Statements

                          Year ended December 31, 2002

                                    CONTENTS

Report of Independent Auditors                                                 1

Audited Financial Statements

Statement of Assets and Liabilities                                            3
Statement of Operations                                                       13
Statements of Changes in Net Assets                                           27
Notes to Financial Statements                                                 55

                         Report of Independent Auditors

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statement of assets and liabilities of ING Life Insurance and Annuity Company Variable Annuity Account B (comprised of the AIM V.I. Capital Appreciation, AIM V.I. Core Equity, AIM V.I. Government Securities, AIM V.I. Growth, AIM V.I. Premier Equity, Alger American Balanced, Alger American Income & Growth, Alger American Leveraged AllCap, Alliance Growth and Income, Alliance Premier Growth, Alliance Quasar, American Century VP Balanced, American Century VP International, Brinson Series Growth & Income, Brinson Series Small Cap, Brinson Series Tactical Allocation, Calvert Social Balanced, Federated American Leaders, Federated Equity Income, Federated Fund for U.S. Government Securities, Federated Growth Strategies, Federated High Income Bond, Federated International Equity, Federated Prime Money, Federated Utility, Fidelity(R) VIP Equity-Income, Fidelity(R) VIP Growth, Fidelity(R) VIP High Income, Fidelity(R) VIP Overseas, Fidelity(R) VIP II ASSET MANAGER(SM), Fidelity(R) VIP II Contrafund(R), Fidelity(R) VIP II Index 500, Fidelity(R) VIP II Investment Grade Bond, Franklin Small Cap Value Securities, ING GET Fund - Series C, ING GET Fund - Series D, ING GET Fund - Series E, ING GET Fund - Series G, ING GET Fund - Series H, ING GET Fund - Series I, ING GET Fund - Series J, ING GET Fund - Series K, ING GET Fund - Series L, ING GET Fund - Series M, ING GET Fund - Series N, ING GET Fund - Series P, ING GET Fund - Series Q, ING GET Fund - Series R, ING GET Fund - Series S, ING GET Fund - Series T, ING GET Fund - Series U, ING VP Balanced, ING VP Bond, ING VP Emerging Markets, ING VP Money Market, ING VP Natural Resources, ING VP Strategic Allocation Balanced, ING VP Strategic Allocation Growth, ING VP Strategic Allocation Income, ING Alger Aggressive Growth, ING Alger Growth, ING American Century Small Cap Value, ING Baron Small Cap Growth , ING Goldman Sachs Capital Growth , ING JP Morgan Fleming International, ING JP Morgan Mid Cap Value, ING MFS Capital Opportunities, ING MFS Global Growth, ING MFS Research, ING OpCap Balanced Value, ING PIMCO Total Return, ING Salomon Brothers Aggressive Growth, ING Salomon Brothers Capital, ING Salomon Brothers Investors Value, ING T. Rowe Price Growth Equity, ING UBS Tactical Asset Allocation, ING Van Kampen Comstock, ING VP Growth and Income, ING VP Growth, ING VP Index Plus LargeCap, ING VP Index Plus MidCap, ING VP Index Plus SmallCap, ING VP International Equity, ING VP Small Company, ING VP Technology, ING VP Value Opportunity, ING VP Growth Opportunities - Class R, ING VP Growth Opportunities - Class S, ING VP International Value, ING VP MagnaCap - Class R, ING VP MagnaCap - Class S, ING VP MidCap Opportunities - Class R, ING VP MidCap Opportunities -

Class S, ING VP SmallCap Opportunities - Class R, ING VP SmallCap Opportunities
- Class S, Janus Aspen Aggressive Growth, Janus Aspen Balanced, Janus Aspen Flexible Income, Janus Aspen Growth, Janus Aspen Worldwide Growth, Lord Abbett Growth and Income, Lord Abbett MidCap Value, MFS(R) Global Governments, MFS(R) Total Return, Oppenheimer Aggressive Growth, Oppenheimer Global Securities, Oppenheimer Main Street Growth & Income, Oppenheimer Strategic Bond, Pioneer Equity Income VCT, Pioneer VCT, Pioneer Mid Cap Value VCT, Prudential Jennison, and SP Jennison International Growth Divisions) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ING Life Insurance and Annuity Company Variable Annuity Account B at December 31, 2002, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.


Atlanta, Georgia
March 14, 2003

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account B

                       Statement of Assets and Liabilities

                                December 31, 2002

                                               AIM V.I.                            AIM V.I.
                                               CAPITAL        AIM V.I. CORE       GOVERNMENT         AIM V.I.
                                            APPRECIATION          EQUITY          SECURITIES         GROWTH
                                           ---------------------------------------------------------------------
ASSETS
   Investments in mutual funds at fair
     value                                 $    14,831,979   $    29,940,240   $    25,997,225   $    14,945,690
                                           ---------------------------------------------------------------------
Total assets                                    14,831,979        29,940,240        25,997,225        14,945,690
                                           ---------------------------------------------------------------------

Net assets                                 $    14,831,979   $    29,940,240   $    25,997,225   $    14,945,690
                                           =====================================================================

NET ASSETS
   Accumulation units                      $    14,401,283   $    26,781,106   $    25,997,225   $    14,294,057
   Contracts in payout (annuitization)
     period                                        430,696         3,159,134                 -           651,633
                                           ---------------------------------------------------------------------
Total net assets                           $    14,831,979   $    29,940,240   $    25,997,225   $    14,945,690
                                           =====================================================================

Total number of shares                             902,738         1,762,227         2,096,550         1,322,627
                                           =====================================================================

Cost of shares                             $    18,955,748   $    35,547,810   $    25,411,578   $    20,177,678
                                           =====================================================================

                                               AMERICAN         AMERICAN        BRINSON SERIES
                                            CENTURY(R) VP     CENTURY(R) VP        TACTICAL      CALVERT SOCIAL
                                               BALANCED       INTERNATIONAL       ALLOCATION        BALANCED
                                           ---------------------------------------------------------------------
ASSETS
   Investments in mutual funds at fair
     value                                 $     1,483,040   $     1,538,873   $     9,724,571   $     1,775,384
                                           ---------------------------------------------------------------------
Total assets                                     1,483,040         1,538,873         9,724,571         1,775,384
                                           ---------------------------------------------------------------------

Net assets                                 $     1,483,040   $     1,538,873   $     9,724,571   $     1,775,384
                                           =====================================================================

NET ASSETS
   Accumulation units                      $     1,483,040   $     1,538,873   $     9,724,571   $     1,775,384
   Contracts in payout (annuitization)
     period                                              -                 -                 -                 -
                                           ---------------------------------------------------------------------
Total net assets                           $     1,483,040   $     1,538,873   $     9,724,571   $     1,775,384
                                           =====================================================================

Total number of shares                             255,256           295,369           999,442         1,183,589
                                           =====================================================================

Cost of shares                             $     1,625,187   $     1,916,928   $    12,292,389   $     2,028,088
                                           =====================================================================

                                                                               ALGER AMERICAN    ALGER AMERICAN
                                              AIM V.I.       ALGER AMERICAN       INCOME &          LEVERAGED
                                           PREMIER EQUITY       BALANCED           GROWTH            ALLCAP
                                           ---------------------------------------------------------------------
ASSETS
   Investments in mutual funds at fair
     value                                 $    41,326,592   $     2,576,379   $     6,166,827   $     5,723,711
                                           ---------------------------------------------------------------------
Total assets                                    41,326,592         2,576,379         6,166,827         5,723,711
                                           ---------------------------------------------------------------------

Net assets                                 $    41,326,592   $     2,576,379   $     6,166,827   $     5,723,711
                                           =====================================================================

NET ASSETS
   Accumulation units                      $    38,978,157   $     2,576,379   $     6,166,827   $     5,723,711
   Contracts in payout (annuitization)
     period                                      2,348,435                 -                 -                 -
                                           ---------------------------------------------------------------------
Total net assets                           $    41,326,592   $     2,576,379   $     6,166,827   $     5,723,711
                                           =====================================================================

Total number of shares                           2,547,879           228,200           851,772           274,519
                                           =====================================================================

Cost of shares                             $    55,313,967   $     2,906,080   $     8,544,208   $     8,135,410
                                           =====================================================================

                                              ALLIANCE          ALLIANCE
                                             GROWTH AND         PREMIER           ALLIANCE
                                               INCOME            GROWTH            QUASAR
                                           ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair
     value                                 $    22,168,501   $     5,838,258   $       683,596
                                           ---------------------------------------------------
Total assets                                    22,168,501         5,838,258           683,596
                                           ---------------------------------------------------

Net assets                                 $    22,168,501   $     5,838,258   $       683,596
                                           ===================================================

NET ASSETS
   Accumulation units                      $    22,168,501   $     5,838,258   $       683,596
   Contracts in payout (annuitization)
     period                                              -                 -                 -
                                           ---------------------------------------------------
Total net assets                           $    22,168,501   $     5,838,258   $       683,596
                                           ===================================================

Total number of shares                           1,333,845           334,571           100,087
                                           ===================================================

Cost of shares                             $    29,326,543   $     7,590,985   $       946,508
                                           ===================================================

                                                                               FEDERATED FUND
                                              FEDERATED                            FOR US           FEDERATED
                                              AMERICAN          FEDERATED        GOVERNMENT          GROWTH
                                               LEADERS        EQUITY INCOME      SECURITIES        STRATEGIES
                                           ---------------------------------------------------------------------
ASSETS
   Investments in mutual funds at fair
     value                                 $    50,538,929   $    10,263,865   $    12,674,158   $    10,415,347
                                           ---------------------------------------------------------------------
Total assets                                    50,538,929        10,263,865        12,674,158        10,415,347
                                           ---------------------------------------------------------------------

Net assets                                 $    50,538,929   $    10,263,865   $    12,674,158   $    10,415,347
                                           =====================================================================

NET ASSETS
   Accumulation units                      $    50,440,295   $    10,175,474   $    12,674,158   $    10,415,347
   Contracts in payout (annuitization)
     period                                         98,634            88,391                 -                 -
                                           ---------------------------------------------------------------------
Total net assets                           $    50,538,929   $    10,263,865   $    12,674,158   $    10,415,347
                                           =====================================================================

Total number of shares                           3,322,744         1,054,868         1,057,943           801,181
                                           =====================================================================

Cost of shares                             $    66,150,117   $    14,483,890   $    11,697,945   $    19,603,994
                                           =====================================================================

                                                                FEDERATED
                                           FEDERATED HIGH     INTERNATIONAL       FEDERATED
                                             INCOME BOND         EQUITY          PRIME MONEY
                                           ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair
     value                                 $    16,683,252   $     6,023,743   $     7,386,500
                                           ---------------------------------------------------
Total assets                                    16,683,252         6,023,743         7,386,500
                                           ---------------------------------------------------

Net assets                                 $    16,683,252   $     6,023,743   $     7,386,500
                                           ===================================================

NET ASSETS
   Accumulation units                      $    16,665,208   $     5,978,828   $     7,386,500
   Contracts in payout (annuitization)
     period                                         18,044            44,915                 -
                                           ---------------------------------------------------
Total net assets                           $    16,683,252   $     6,023,743   $     7,386,500
                                           ===================================================

Total number of shares                           2,356,392           685,295         7,386,500
                                           ===================================================

Cost of shares                             $    19,139,746   $    13,004,078   $     7,386,500
                                           ===================================================

SEE ACCOMPANYING NOTES.

                                              FEDERATED      FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                               UTILITY        EQUITY-INCOME        GROWTH          HIGH INCOME
                                           ---------------------------------------------------------------------
ASSETS
   Investments in mutual funds at fair
     value                                 $     7,020,743   $   146,420,473   $    98,179,526   $    36,456,443
                                           ---------------------------------------------------------------------
Total assets                                     7,020,743       146,420,473        98,179,526        36,456,443
                                           ---------------------------------------------------------------------

Net assets                                 $     7,020,743   $   146,420,473   $    98,179,526   $    36,456,443
                                           =====================================================================

NET ASSETS
   Accumulation units                      $     6,995,021   $   146,420,473   $    98,179,526   $    35,239,038
   Contracts in payout (annuitization)
     period                                         25,722                 -                 -         1,217,405
                                           ---------------------------------------------------------------------
Total net assets                           $     7,020,743   $   146,420,473   $    98,179,526   $    36,456,443
                                           =====================================================================

Total number of shares                             933,609         8,062,801         4,188,546         6,147,798
                                           =====================================================================

Cost of shares                             $    11,520,737   $   176,875,742   $   134,175,187   $    35,269,905
                                           =====================================================================

                                               ING GET           ING GET
                                            FUND - SERIES     FUND - SERIES    ING GET FUND -     ING GET FUND
                                                  E                 G             SERIES H         - SERIES I
                                           ---------------------------------------------------------------------
ASSETS
   Investments in mutual funds at fair
     value                                 $   276,396,796   $   163,876,702   $   121,603,049   $    84,078,702
                                           ---------------------------------------------------------------------
Total assets                                   276,396,796       163,876,702       121,603,049        84,078,702
                                           ---------------------------------------------------------------------

Net assets                                 $   276,396,796   $   163,876,702   $   121,603,049   $    84,078,702
                                           =====================================================================

NET ASSETS
   Accumulation units                      $   276,396,796   $   163,876,702   $   121,603,049   $    84,078,702
   Contracts in payout (annuitization)
     period                                              -                 -                 -                 -
                                           ---------------------------------------------------------------------
Total net assets                           $   276,396,796   $   163,876,702   $   121,603,049   $    84,078,702
                                           =====================================================================

Total number of shares                          28,089,105        16,387,670        11,992,411         8,316,390
                                           =====================================================================

Cost of shares                             $   278,487,403   $   163,834,851   $   120,839,531   $    83,250,451
                                           =====================================================================

                                                             FIDELITY(R) VIP     FIDELITY(R)
                                           FIDELITY(R) VIP      II ASSET           VIP II        FIDELITY(R) VIP
                                              OVERSEAS         MANAGER(SM)      CONTRAFUND(R)     II INDEX 500
                                           ---------------------------------------------------------------------
ASSETS
   Investments in mutual funds at fair
     value                                 $     6,616,775   $    11,086,015   $   145,571,079   $    64,190,398
                                           ---------------------------------------------------------------------
Total assets                                     6,616,775        11,086,015       145,571,079        64,190,398
                                           ---------------------------------------------------------------------

Net assets                                 $     6,616,775   $    11,086,015   $   145,571,079   $    64,190,398
                                           =====================================================================

NET ASSETS
   Accumulation units                      $     6,616,775   $    11,086,015   $   145,571,079   $    64,190,398
   Contracts in payout (annuitization)
     period                                              -                 -                 -                 -
                                           ---------------------------------------------------------------------
Total net assets                           $     6,616,775   $    11,086,015   $   145,571,079   $    64,190,398
                                           =====================================================================

Total number of shares                             602,621           869,491         8,042,601           642,418
                                           =====================================================================

Cost of shares                             $     7,879,773   $    11,920,837   $   166,018,954   $    80,173,340
                                           =====================================================================

                                           FIDELITY(R) VIP   FRANKLIN SMALL
                                            II INVESTMENT      CAP VALUE        ING GET FUND
                                             GRADE BOND        SECURITIES        - SERIES D
                                           ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair
     value                                 $     2,890,300   $       364,802   $   103,697,732
                                           ---------------------------------------------------
Total assets                                     2,890,300           364,802       103,697,732
                                           ---------------------------------------------------

Net assets                                 $     2,890,300   $       364,802   $   103,697,732
                                           ===================================================

NET ASSETS
   Accumulation units                      $     2,890,300   $       364,802   $   103,697,732
   Contracts in payout (annuitization)
     period                                              -                 -                 -
                                           ---------------------------------------------------
Total net assets                           $     2,890,300   $       364,802   $   103,697,732
                                           ===================================================

Total number of shares                             210,971            37,961        11,043,422
                                           ===================================================

Cost of shares                             $     2,658,230   $       363,037   $   108,305,744
                                           ===================================================

                                            ING GET FUND      ING GET FUND      ING GET FUND      ING GET FUND
                                             - SERIES J        - SERIES K        - SERIES L        - SERIES M
                                           ---------------------------------------------------------------------
ASSETS
   Investments in mutual funds at fair
     value                                 $    71,844,245   $    81,260,062   $    75,254,546   $   115,381,108
                                           ---------------------------------------------------------------------
Total assets                                    71,844,245        81,260,062        75,254,546       115,381,108
                                           ---------------------------------------------------------------------

Net assets                                 $    71,844,245   $    81,260,062   $    75,254,546   $   115,381,108
                                           =====================================================================

NET ASSETS
   Accumulation units                      $    71,844,245   $    81,260,062   $    75,254,546   $   115,381,108
   Contracts in payout (annuitization)
     period                                              -                 -                 -                 -
                                           ---------------------------------------------------------------------
Total net assets                           $    71,844,245   $    81,260,062   $    75,254,546   $   115,381,108
                                           =====================================================================

Total number of shares                           7,127,405         7,912,372         7,436,220        11,356,408
                                           =====================================================================

Cost of shares                             $    70,574,219   $    79,242,590   $    73,247,260   $   111,414,328
                                           =====================================================================

                                            ING GET FUND      ING GET FUND      ING GET FUND
                                             - SERIES N        - SERIES P        - SERIES Q
                                           ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair
     value                                 $    90,143,302   $    76,333,735   $    54,825,559
                                           ---------------------------------------------------
Total assets                                    90,143,302        76,333,735        54,825,559
                                           ---------------------------------------------------

Net assets                                 $    90,143,302   $    76,333,735   $    54,825,559
                                           ===================================================

NET ASSETS
   Accumulation units                      $    90,143,302   $    76,333,735   $    54,825,559
   Contracts in payout (annuitization)
     period                                              -                 -                 -
                                           ---------------------------------------------------
Total net assets                           $    90,143,302   $    76,333,735   $    54,825,559
                                           ===================================================

Total number of shares                           8,907,441         7,498,402   $     5,460,713
                                           ===================================================

Cost of shares                             $    90,892,913   $    74,834,416   $    54,500,194
                                           ===================================================

SEE ACCOMPANYING NOTES.

                                                 ING GET FUND      ING GET FUND      ING GET FUND      ING GET FUND
                                                  - SERIES R        - SERIES S        - SERIES T        - SERIES U
                                                ---------------------------------------------------------------------
ASSETS
   Investments in mutual funds at fair value    $    43,556,397   $    53,553,407   $    39,378,494   $       502,569
                                                ---------------------------------------------------------------------
Total assets                                         43,556,397        53,553,407        39,378,494           502,569
                                                ---------------------------------------------------------------------

Net assets                                      $    43,556,397   $    53,553,407   $    39,378,494   $       502,569
                                                =====================================================================

NET ASSETS
   Accumulation units                           $    43,556,397   $    53,553,407   $    39,378,494   $       502,569
   Contracts in payout (annuitization) period                 -                 -                 -                 -
                                                ---------------------------------------------------------------------
Total net assets                                $    43,556,397   $    53,553,407   $    39,378,494   $       502,569
                                                =====================================================================

Total number of shares                                4,312,515         5,318,114         3,891,156            50,234
                                                =====================================================================

Cost of shares                                  $    43,208,554   $    53,289,484   $    38,992,044   $       502,399
                                                =====================================================================

                                                   ING VP
                                                  STRATEGIC         ING ALGER                          ING AMERICAN
                                                  ALLOCATION        AGGRESSIVE         ING ALGER       CENTURY SMALL
                                                    INCOME            GROWTH            GROWTH           CAP VALUE
                                                ---------------------------------------------------------------------
ASSETS
   Investments in mutual funds at fair value    $    20,088,287   $       178,669   $         9,413   $       172,840
                                                ---------------------------------------------------------------------
Total assets                                         20,088,287           178,669             9,413           172,840
                                                ---------------------------------------------------------------------

Net assets                                      $    20,088,287   $       178,669   $         9,413   $       172,840
                                                =====================================================================

NET ASSETS
   Accumulation units                           $    16,945,520   $       178,669   $         9,413   $       172,840
   Contracts in payout (annuitization) period         3,142,767                 -                 -                 -
                                                ---------------------------------------------------------------------
Total net assets                                $    20,088,287   $       178,669   $         9,413   $       172,840
                                                =====================================================================

Total number of shares                                1,811,388            35,102             1,428            21,207
                                                =====================================================================

Cost of shares                                  $    22,057,068   $       190,259   $        10,342   $       165,978
                                                =====================================================================

                                                                                        ING VP
                                                    ING VP                             EMERGING        ING VP MONEY
                                                   BALANCED         ING VP BOND         MARKETS           MARKET
                                                ---------------------------------------------------------------------
ASSETS
   Investments in mutual funds at fair value    $   148,867,834   $   164,563,104   $       649,050   $   262,555,759
                                                ---------------------------------------------------------------------
Total assets                                        148,867,834       164,563,104           649,050       262,555,759
                                                ---------------------------------------------------------------------

Net assets                                      $   148,867,834   $   164,563,104   $       649,050   $   262,555,759
                                                =====================================================================

NET ASSETS
   Accumulation units                           $   113,344,138   $   150,113,484   $       649,050   $   252,582,665
   Contracts in payout (annuitization) period        35,523,696        14,449,620                 -         9,973,094
                                                ---------------------------------------------------------------------
Total net assets                                $   148,867,834   $   164,563,104   $       649,050   $   262,555,759
                                                =====================================================================

Total number of shares                               13,873,983        12,162,831           145,201        20,157,213
                                                =====================================================================

Cost of shares                                  $   178,415,327   $   160,681,216   $       833,454   $   261,307,778
                                                =====================================================================

                                                                      ING VP            ING VP
                                                    ING VP          STRATEGIC         STRATEGIC
                                                    NATURAL         ALLOCATION        ALLOCATION
                                                   RESOURCES         BALANCED           GROWTH
                                                ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value    $     1,566,801   $    14,344,005   $    11,256,899
                                                ---------------------------------------------------
Total assets                                          1,566,801        14,344,005        11,256,899
                                                ---------------------------------------------------

Net assets                                      $     1,566,801   $    14,344,005   $    11,256,899
                                                ===================================================

NET ASSETS
   Accumulation units                           $     1,566,801   $    12,850,128   $    10,763,357
   Contracts in payout (annuitization) period                 -         1,493,877           493,542
                                                ---------------------------------------------------
Total net assets                                $     1,566,801   $    14,344,005   $    11,256,899
                                                ===================================================

Total number of shares                                  129,274         1,320,811         1,041,341
                                                ===================================================

Cost of shares                                  $     1,750,492   $    16,686,947   $    13,564,418
                                                ===================================================

                                                   ING BARON       ING GOLDMAN       ING JPMORGAN
                                                   SMALL CAP     SACHS(R) CAPITAL       FLEMING        ING JPMORGAN
                                                    GROWTH           GROWTH          INTERNATIONAL     MID CAP VALUE
                                                ---------------------------------------------------------------------
ASSETS
   Investments in mutual funds at fair value    $       193,278   $        18,093   $    24,044,050   $        86,925
                                                ---------------------------------------------------------------------
Total assets                                            193,278            18,093        24,044,050            86,925
                                                ---------------------------------------------------------------------

Net assets                                      $       193,278   $        18,093   $    24,044,050   $        86,925
                                                =====================================================================

NET ASSETS
   Accumulation units                           $       193,278   $        18,093   $    23,318,905   $        86,925
   Contracts in payout (annuitization) period                 -                 -           725,145                 -
                                                ---------------------------------------------------------------------
Total net assets                                $       193,278   $        18,093   $    24,044,050   $        86,925
                                                =====================================================================

Total number of shares                                   22,064             2,159         2,942,968             9,418
                                                =====================================================================

Cost of shares                                  $       192,951   $        18,642   $    24,274,938   $        89,224
                                                =====================================================================

                                                    ING MFS
                                                    CAPITAL           ING MFS           ING MFS
                                                 OPPORTUNITIES     GLOBAL GROWTH       RESEARCH
                                                ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value    $    35,740,787   $         1,402   $    40,668,842
                                                ---------------------------------------------------
Total assets                                         35,740,787             1,402        40,668,842
                                                ---------------------------------------------------

Net assets                                      $    35,740,787   $         1,402   $    40,668,842
                                                ===================================================

NET ASSETS
   Accumulation units                           $    33,216,756   $         1,402   $    40,668,842
   Contracts in payout (annuitization) period         2,524,031                 -                 -
                                                ---------------------------------------------------
Total net assets                                $    35,740,787   $         1,402   $    40,668,842
                                                ===================================================

Total number of shares                                1,887,053               167         6,699,974
                                                ===================================================

Cost of shares                                  $    49,418,144   $         1,419   $    53,843,434
                                                ===================================================

SEE ACCOMPANYING NOTES.

                                                                                      ING SALOMON
                                                                                       BROTHERS         ING SALOMON
                                                   ING OPCAP         ING PIMCO        AGGRESSIVE         BROTHERS
                                                BALANCED VALUE     TOTAL RETURN         GROWTH            CAPITAL
                                                ---------------------------------------------------------------------
ASSETS
   Investments in mutual funds at fair value    $        15,244   $     1,275,028   $    47,007,829   $         5,034
                                                ---------------------------------------------------------------------
Total assets                                             15,244         1,275,028        47,007,829             5,034
                                                ---------------------------------------------------------------------

Net assets                                      $        15,244   $     1,275,028   $    47,007,829   $         5,034
                                                =====================================================================

NET ASSETS
   Accumulation units                           $        15,244   $     1,275,028   $    46,015,154   $         5,034
   Contracts in payout (annuitization) period                 -                 -           992,675                 -
                                                ---------------------------------------------------------------------
Total net assets                                $        15,244   $     1,275,028   $    47,007,829   $         5,034
                                                =====================================================================

Total number of shares                                    1,581           120,856         1,783,978               421
                                                =====================================================================

Cost of shares                                  $        14,972   $     1,256,640   $    64,573,920   $         5,000
                                                =====================================================================

                                                                                        ING VP
                                                 ING VP INDEX      ING VP INDEX      INTERNATIONAL     ING VP SMALL
                                                  PLUS MIDCAP      PLUS SMALLCAP        EQUITY           COMPANY
                                                ---------------------------------------------------------------------
ASSETS
   Investments in mutual funds at fair value    $    11,779,436   $     4,274,524   $     5,227,820   $    52,157,900
                                                ---------------------------------------------------------------------
Total assets                                         11,779,436         4,274,524         5,227,820        52,157,900
                                                ---------------------------------------------------------------------

Net assets                                      $    11,779,436   $     4,274,524   $     5,227,820   $    52,157,900
                                                =====================================================================

NET ASSETS
   Accumulation units                           $    11,779,436   $     4,274,524   $     4,851,325   $    48,275,927
   Contracts in payout (annuitization) period                 -                 -           376,495         3,881,973
                                                ---------------------------------------------------------------------
Total net assets                                $    11,779,436   $     4,274,524   $     5,227,820   $    52,157,900
                                                =====================================================================

Total number of shares                                  993,207           429,600           904,467         4,090,816
                                                =====================================================================

Cost of shares                                  $    13,481,416   $     4,957,354   $     5,282,086   $    64,947,675
                                                =====================================================================

                                                  ING SALOMON      ING T. ROWE          ING UBS           ING VAN
                                                   BROTHERS        PRICE GROWTH     TACTICAL ASSET        KAMPEN
                                                INVESTORS VALUE       EQUITY          ALLOCATION         COMSTOCK
                                                ---------------------------------------------------------------------
ASSETS
   Investments in mutual funds at fair value    $        14,349   $    58,442,588   $           428   $       318,983
                                                ---------------------------------------------------------------------
Total assets                                             14,349        58,442,588               428           318,983
                                                ---------------------------------------------------------------------

Net assets                                      $        14,349   $    58,442,588   $           428   $       318,983
                                                =====================================================================

NET ASSETS
   Accumulation units                           $        14,349   $    56,097,352   $           428   $       318,983
   Contracts in payout (annuitization) period                 -         2,345,236                 -                 -
                                                ---------------------------------------------------------------------
Total net assets                                $        14,349   $    58,442,588   $           428   $       318,983
                                                =====================================================================

Total number of shares                                    1,444         1,684,710                18            38,247
                                                =====================================================================

Cost of shares                                  $        15,996   $    73,754,294   $           440   $       330,123
                                                =====================================================================

                                                    ING VP
                                                  GROWTH AND          ING VP         ING VP INDEX
                                                    INCOME            GROWTH         PLUS LARGECAP
                                                ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value    $   415,966,022   $    28,286,199   $   154,416,728
                                                ---------------------------------------------------
Total assets                                        415,966,022        28,286,199       154,416,728
                                                ---------------------------------------------------

Net assets                                      $   415,966,022   $    28,286,199   $   154,416,728
                                                ===================================================

NET ASSETS
   Accumulation units                           $   329,440,424   $    25,655,013   $   122,505,931
   Contracts in payout (annuitization) period        86,525,598         2,631,186        31,910,797
                                                ---------------------------------------------------
Total net assets                                $   415,966,022   $    28,286,199   $   154,416,728
                                                ===================================================

Total number of shares                               28,687,312         4,129,372        14,231,957
                                                ===================================================

Cost of shares                                  $   678,063,682   $    37,384,530   $   189,726,070
                                                ===================================================

                                                                                        ING VP            ING VP
                                                                                        GROWTH            GROWTH
                                                    ING VP         ING VP VALUE      OPPORTUNITIES     OPPORTUNITIES
                                                  TECHNOLOGY        OPPORTUNITY        - CLASS R         - CLASS S
                                                ---------------------------------------------------------------------
ASSETS
   Investments in mutual funds at fair value    $     6,564,063   $    17,000,985   $       384,251   $       125,218
                                                ---------------------------------------------------------------------
Total assets                                          6,564,063        17,000,985           384,251           125,218
                                                ---------------------------------------------------------------------

Net assets                                      $     6,564,063   $    17,000,985   $       384,251   $       125,218
                                                =====================================================================

NET ASSETS
   Accumulation units                           $     6,564,063   $    17,000,985   $       384,251   $       125,218
   Contracts in payout (annuitization) period                 -                 -                 -                 -
                                                ---------------------------------------------------------------------
Total net assets                                $     6,564,063   $    17,000,985   $       384,251   $       125,218
                                                =====================================================================

Total number of shares                                2,467,693         1,740,121           102,467            33,303
                                                =====================================================================

Cost of shares                                  $     8,536,756   $    22,638,830   $       403,353   $       154,512
                                                =====================================================================

                                                    ING VP            ING VP            ING VP
                                                 INTERNATIONAL      MAGNACAP -         MAGNACAP -
                                                     VALUE            CLASS R            CLASS S
                                                ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value    $       403,983   $        26,804   $       489,722
                                                ---------------------------------------------------
Total assets                                            403,983            26,804           489,722
                                                ---------------------------------------------------

Net assets                                      $       403,983   $        26,804   $       489,722
                                                ===================================================

NET ASSETS
   Accumulation units                           $       403,983   $        26,804   $       489,722
   Contracts in payout (annuitization) period                 -                 -                 -
                                                ---------------------------------------------------
Total net assets                                $       403,983   $        26,804   $       489,722
                                                ===================================================

Total number of shares                                   46,975             3,930            71,492
                                                ===================================================

Cost of shares                                  $       434,101   $        32,494   $       604,708
                                                ===================================================

SEE ACCOMPANYING NOTES.

                                                    ING VP            ING VP            ING VP            ING VP
                                                    MIDCAP            MIDCAP           SMALLCAP          SMALLCAP
                                                OPPORTUNITIES -   OPPORTUNITIES -   OPPORTUNITIES -   OPPORTUNITIES -
                                                    CLASS R           CLASS S           CLASS R          CLASS S
                                                ---------------------------------------------------------------------
ASSETS
   Investments in mutual funds at fair value    $        76,098   $     2,583,170   $        58,445   $     1,771,721
                                                ---------------------------------------------------------------------
Total assets                                             76,098         2,583,170            58,445         1,771,721
                                                ---------------------------------------------------------------------

Net assets                                      $        76,098   $     2,583,170   $        58,445   $     1,771,721
                                                =====================================================================

NET ASSETS
   Accumulation units                           $        76,098   $     2,583,170   $        58,445   $     1,771,721
   Contracts in payout (annuitization) period                 -                 -                 -                 -
                                                ---------------------------------------------------------------------
Total net assets                                $        76,098   $     2,583,170   $        58,445   $     1,771,721
                                                =====================================================================

Total number of shares                                   16,911           577,890             5,488           166,986
                                                =====================================================================

Cost of shares                                  $        76,903   $     3,032,227   $        62,023   $     2,367,889
                                                =====================================================================

                                                                                      OPPENHEIMER       OPPENHEIMER
                                                 MFS(R) GLOBAL     MFS(R) TOTAL       AGGRESSIVE          GLOBAL
                                                  GOVERNMENTS         RETURN            GROWTH          SECURITIES
                                                ---------------------------------------------------------------------
ASSETS
   Investments in mutual funds at fair value    $     2,720,439   $    91,725,015   $    23,930,198   $    15,176,818
                                                ---------------------------------------------------------------------
Total assets                                          2,720,439        91,725,015        23,930,198        15,176,818
                                                ---------------------------------------------------------------------

Net assets                                      $     2,720,439   $    91,725,015   $    23,930,198   $    15,176,818
                                                =====================================================================

NET ASSETS
   Accumulation units                           $     2,720,439   $    91,725,015   $    23,110,791   $    15,176,818
   Contracts in payout (annuitization) period                 -                 -           819,407                 -
                                                ---------------------------------------------------------------------
Total net assets                                $     2,720,439   $    91,725,015   $    23,930,198   $    15,176,818
                                                =====================================================================

Total number of shares                                  258,351         5,351,518           818,686           857,447
                                                =====================================================================

Cost of shares                                  $     2,618,004   $   102,010,242   $    30,059,768   $    19,348,041
                                                =====================================================================

                                                  JANUS ASPEN
                                                  AGGRESSIVE        JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                                    GROWTH           BALANCED       FLEXIBLE INCOME       GROWTH
                                                ---------------------------------------------------------------------
ASSETS
   Investments in mutual funds at fair value    $    77,233,111   $   197,825,408   $    28,391,748   $    98,502,589
                                                ---------------------------------------------------------------------
Total assets                                         77,233,111       197,825,408        28,391,748        98,502,589
                                                ---------------------------------------------------------------------

Net assets                                      $    77,233,111   $   197,825,408   $    28,391,748   $    98,502,589
                                                =====================================================================

NET ASSETS
   Accumulation units                           $    77,233,111   $   197,825,408   $    28,391,748   $    92,138,870
   Contracts in payout (annuitization) period                 -                 -                 -         6,363,719
                                                ---------------------------------------------------------------------
Total net assets                                $    77,233,111   $   197,825,408   $    28,391,748   $    98,502,589
                                                =====================================================================

Total number of shares                                4,875,828         9,607,839         2,308,272         6,742,135
                                                =====================================================================

Cost of shares                                  $    92,264,412   $   218,902,715   $    27,607,794   $   130,606,459
                                                =====================================================================

                                                  JANUS ASPEN       LORD ABBETT
                                                   WORLDWIDE        GROWTH AND        LORD ABBETT
                                                    GROWTH            INCOME         MID-CAP VALUE
                                                ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value    $   198,280,103   $       421,513   $       473,961
                                                ---------------------------------------------------
Total assets                                        198,280,103           421,513           473,961
                                                ---------------------------------------------------

Net assets                                      $   198,280,103   $       421,513   $       473,961
                                                ===================================================

NET ASSETS
   Accumulation units                           $   190,950,563   $       421,513   $       473,961
   Contracts in payout (annuitization) period         7,329,540                 -                 -
                                                ---------------------------------------------------
Total net assets                                $   198,280,103   $       421,513   $       473,961
                                                ===================================================

Total number of shares                                9,419,482            22,385            34,196
                                                ===================================================

Cost of shares                                  $   253,349,460   $       440,890   $       499,299
                                                ===================================================

                                                  OPPENHEIMER
                                                  MAIN STREET
                                                   GROWTH &         OPPENHEIMER     PIONEER EQUITY        PIONEER
                                                    INCOME        STRATEGIC BOND      INCOME VCT            VCT
                                                ---------------------------------------------------------------------
ASSETS
   Investments in mutual funds at fair value    $    48,800,609   $    32,734,881   $       153,293   $         1,303
                                                ---------------------------------------------------------------------
Total assets                                         48,800,609        32,734,881           153,293             1,303
                                                ---------------------------------------------------------------------

Net assets                                      $    48,800,609   $    32,734,881   $       153,293   $         1,303
                                                =====================================================================

NET ASSETS
   Accumulation units                           $    45,707,631   $    31,581,706   $       153,293   $         1,303
   Contracts in payout (annuitization) period         3,092,978         1,153,175                 -                 -
                                                ---------------------------------------------------------------------
Total net assets                                $    48,800,609   $    32,734,881   $       153,293   $         1,303
                                                =====================================================================

Total number of shares                                3,185,418         7,162,994            10,145                85
                                                =====================================================================

Cost of shares                                  $    60,569,880   $    31,335,136   $       159,271   $         1,302
                                                =====================================================================

                                                                                      SP JENNISON
                                                  PIONEER MID       PRUDENTIAL       INTERNATIONAL
                                                 CAP VALUE VCT       JENNISON           GROWTH
                                                ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value    $        30,425   $       426,947   $       213,838
                                                ---------------------------------------------------
Total assets                                             30,425           426,947           213,838
                                                ---------------------------------------------------

Net assets                                      $        30,425   $       426,947   $       213,838
                                                ===================================================

NET ASSETS
   Accumulation units                           $        30,425   $       426,947   $       213,838
   Contracts in payout (annuitization) period                 -                 -                 -
                                                ---------------------------------------------------
Total net assets                                $        30,425   $       426,947   $       213,838
                                                ===================================================

Total number of shares                                    2,036            33,618            51,035
                                                ===================================================

Cost of shares                                  $        30,375   $       456,396   $       220,447
                                                ===================================================

SEE ACCOMPANYING NOTES.

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account B

                             Statement of Operations

                      For the year ended December 31, 2002

                                                   AIM V.I.                            AIM V.I.
                                                    CAPITAL       AIM V.I. CORE       GOVERNMENT
                                                 APPRECIATION         EQUITY          SECURITIES
                                                ---------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $             -   $       110,893   $       469,767
                                                ---------------------------------------------------
Total investment income                                       -           110,893           469,767

Expenses:
  Mortality and expense risk and other charges          234,121           447,816           212,298
                                                ---------------------------------------------------
Total expenses                                          234,121           447,816           212,298
                                                ---------------------------------------------------
Net investment income (loss)                           (234,121)         (336,923)          257,469

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments             (11,841,069)      (19,166,365)          274,461
Capital gains distributions                                   -                 -                 -
                                                ---------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                       (11,841,069)      (19,166,365)          274,461

Net unrealized appreciation (depreciation) of
  investments                                         6,412,975        12,696,921           710,014
                                                ---------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $    (5,662,215)  $    (6,806,367)  $     1,241,944
                                                ===================================================

                                                                     AMERICAN          AMERICAN
                                                   ALLIANCE        CENTURY(R) VP     CENTURY(R) VP
                                                    QUASAR           BALANCED        INTERNATIONAL
                                                ---------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $             -   $        50,084   $        17,753
                                                ---------------------------------------------------
Total investment income                                       -            50,084            17,753

Expenses:
  Mortality and expense risk and other charges           11,757            24,787            29,964
                                                ---------------------------------------------------
Total expenses                                           11,757            24,787            29,964
                                                ---------------------------------------------------
Net investment income (loss)                            (11,757)           25,297           (12,211)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments                 (52,585)         (331,096)       (1,559,008)
Capital gains distributions                                   -                 -                 -
                                                ---------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                           (52,585)         (331,096)       (1,559,008)

Net unrealized appreciation (depreciation) of
  investments                                          (320,915)           88,916         1,039,420
                                                ---------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $      (385,257)  $      (216,883)  $      (531,799)
                                                ===================================================

                                                                                                      ALGER AMERICAN
                                                    AIM V.I.         AIM V.I.       ALGER AMERICAN       INCOME &
                                                    GROWTH        PREMIER EQUITY       BALANCED           GROWTH
                                                ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $             -   $       167,442   $        53,511   $        55,622
                                                ---------------------------------------------------------------------
Total investment income                                       -           167,442            53,511            55,622

Expenses:
  Mortality and expense risk and other charges          252,850           686,444            44,948           119,926
                                                ---------------------------------------------------------------------
Total expenses                                          252,850           686,444            44,948           119,926
                                                ---------------------------------------------------------------------
Net investment income (loss)                           (252,850)         (519,002)            8,563           (64,304)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments             (21,531,563)      (22,963,948)         (480,416)       (4,172,553)
Capital gains distributions                                   -                 -                 -                 -
                                                ---------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                       (21,531,563)      (22,963,948)         (480,416)       (4,172,553)

Net unrealized appreciation (depreciation) of
  investments                                        13,605,701         1,596,273            (8,111)          797,771
                                                ---------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $    (8,178,712)  $   (21,886,677)  $      (479,964)  $    (3,439,086)
                                                =====================================================================

                                                ALGER AMERICAN       ALLIANCE          ALLIANCE
                                                   LEVERAGED        GROWTH AND         PREMIER
                                                    ALLCAP            INCOME            GROWTH
                                                ---------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           620   $       202,121   $             -
                                                ---------------------------------------------------
Total investment income                                     620           202,121                 -

Expenses:
  Mortality and expense risk and other charges          110,396           367,630            96,634
                                                ---------------------------------------------------
Total expenses                                          110,396           367,630            96,634
                                                ---------------------------------------------------
Net investment income (loss)                           (109,776)         (165,509)          (96,634)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments              (5,523,735)       (3,091,091)       (2,300,618)
Capital gains distributions                                   -         1,038,771                 -
                                                ---------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                        (5,523,735)       (2,052,320)       (2,300,618)

Net unrealized appreciation (depreciation) of
  investments                                         2,219,572        (5,861,654)         (435,725)
                                                ---------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $    (3,413,939)  $    (8,079,483)  $    (2,832,977)
                                                ===================================================

                                                BRINSON SERIES                         FEDERATED
                                                   TACTICAL       CALVERT SOCIAL       AMERICAN          FEDERATED
                                                  ALLOCATION         BALANCED           LEADERS        EQUITY INCOME
                                                ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $        66,628   $        52,110   $       783,023   $       292,633
                                                ---------------------------------------------------------------------
Total investment income                                  66,628            52,110           783,023           292,633

Expenses:
  Mortality and expense risk and other charges          152,368            23,413           931,162           194,259
                                                ---------------------------------------------------------------------
Total expenses                                          152,368            23,413           931,162           194,259
                                                ---------------------------------------------------------------------
Net investment income (loss)                            (85,740)           28,697          (148,139)           98,374

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments              (3,543,581)         (465,640)          (64,392)         (606,693)
Capital gains distributions                                   -                 -                 -                 -
                                                ---------------------------------------------------------------------

                                                FEDERATED FUND
                                                    FOR US           FEDERATED
                                                  GOVERNMENT          GROWTH        FEDERATED HIGH
                                                  SECURITIES        STRATEGIES        INCOME BOND
                                                ---------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $       444,456   $             -   $     1,977,547
                                                ---------------------------------------------------
Total investment income                                 444,456                 -         1,977,547

Expenses:
  Mortality and expense risk and other charges          173,838           216,927           265,446
                                                ---------------------------------------------------
Total expenses                                          173,838           216,927           265,446
                                                ---------------------------------------------------
Net investment income (loss)                            270,618          (216,927)        1,712,101

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments                 178,225          (785,326)       (4,158,428)
Capital gains distributions                                   -                 -                 -
                                                ---------------------------------------------------

                                                BRINSON SERIES                         FEDERATED
                                                   TACTICAL       CALVERT SOCIAL       AMERICAN          FEDERATED
                                                  ALLOCATION         BALANCED           LEADERS        EQUITY INCOME
                                                ---------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                        (3,543,581)         (465,640)          (64,392)         (606,693)

Net unrealized appreciation (depreciation) of
  investments                                           283,934           156,806       (16,206,809)       (3,030,582)
                                                ---------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $    (3,345,387)  $      (280,137)  $   (16,419,340)  $    (3,538,901)
                                                =====================================================================

                                                FEDERATED FUND
                                                    FOR US           FEDERATED
                                                  GOVERNMENT          GROWTH        FEDERATED HIGH
                                                  SECURITIES        STRATEGIES        INCOME BOND
                                                ---------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                           178,225          (785,326)       (4,158,428)

Net unrealized appreciation (depreciation) of
  investments                                           443,220        (4,061,042)        2,397,304
                                                ---------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $       892,063   $    (5,063,295)  $       (49,023)
                                                ===================================================

SEE ACCOMPANYING NOTES.

                                                   FEDERATED
                                                 INTERNATIONAL       FEDERATED         FEDERATED
                                                    EQUITY          PRIME MONEY         UTILITY
                                                ---------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $             -   $       110,872   $       578,444
                                                ---------------------------------------------------
Total investment income                                       -           110,872           578,444

Expenses:
  Mortality and expense risk and other charges          119,497           111,953           137,007
                                                ---------------------------------------------------
Total expenses                                          119,497           111,953           137,007
                                                ---------------------------------------------------
Net investment income (loss)                           (119,497)           (1,081)          441,437

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments                (716,353)                -        (2,778,666)
Capital gains distributions                                   -                 -                 -
                                                ---------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                          (716,353)                -        (2,778,666)

Net unrealized appreciation (depreciation) of
  investments                                        (1,457,973)                -          (761,186)
                                                ---------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $    (2,293,823)  $        (1,081)  $    (3,098,415)
                                                ===================================================

                                                                      FTVIP
                                                FIDELITY(R) VIP   FRANKLIN SMALL
                                                  INVESTMENT         CAP VALUE       ING GET FUND
                                                  GRADE BOND        SECURITIES        - SERIES D
                                                ---------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $       121,052   $         5,817   $     4,849,503
                                                ---------------------------------------------------
Total investment income                                 121,052             5,817         4,849,503

Expenses:
  Mortality and expense risk and other charges           42,060             5,846         1,657,804
                                                ---------------------------------------------------
Total expenses                                           42,060             5,846         1,657,804
                                                ---------------------------------------------------
Net investment income (loss)                             78,992               (29)        3,191,699

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments                 126,348          (281,659)       (3,903,504)
Capital gains distributions                                   -            40,688                 -
                                                ---------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                           126,348          (240,971)       (3,903,504)

Net unrealized appreciation (depreciation) of
  investments                                            43,860             1,765          (197,690)
                                                ---------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $       249,200   $      (239,235)  $      (909,495)
                                                ===================================================

                                                FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                                 EQUITY-INCOME        GROWTH          HIGH INCOME        OVERSEAS
                                                ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $     3,015,262   $       346,250   $     4,088,481   $        70,417
                                                ---------------------------------------------------------------------
Total investment income                               3,015,262           346,250         4,088,481            70,417

Expenses:
  Mortality and expense risk and other charges        2,236,636         1,653,283           471,021           103,668
                                                ---------------------------------------------------------------------
Total expenses                                        2,236,636         1,653,283           471,021           103,668
                                                ---------------------------------------------------------------------
Net investment income (loss)                            778,626        (1,307,033)        3,617,460           (33,251)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments             (17,472,822)      (75,974,775)      (15,314,996)       (4,666,771)
Capital gains distributions                           4,104,107                 -                 -                 -
                                                ---------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                       (13,368,715)      (75,974,775)      (15,314,996)       (4,666,771)

Net unrealized appreciation (depreciation) of
  investments                                       (23,430,907)       27,425,197        12,364,126         2,758,026
                                                ---------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $   (36,020,996)  $   (49,856,611)  $       666,590   $    (1,941,996)
                                                =====================================================================

                                                FIDELITY(R) VIP     FIDELITY(R)
                                                   II ASSET           VIP II        FIDELITY(R) VIP
                                                  MANAGER(SM)      CONTRAFUND(R)     II INDEX 500
                                                ---------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $       511,394   $     1,374,415   $     1,141,533
                                                ---------------------------------------------------
Total investment income                                 511,394         1,374,415         1,141,533

Expenses:
  Mortality and expense risk and other charges          169,457         2,063,981         1,120,404
                                                ---------------------------------------------------
Total expenses                                          169,457         2,063,981         1,120,404
                                                ---------------------------------------------------
Net investment income (loss)                            341,937          (689,566)           21,129

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments              (2,462,332)      (27,675,618)      (18,283,780)
Capital gains distributions                                   -                 -                 -
                                                ---------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                        (2,462,332)      (27,675,618)      (18,283,780)

Net unrealized appreciation (depreciation) of
  investments                                           734,377        10,036,956        (4,035,555)
                                                ---------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $    (1,386,018)  $   (18,328,228)  $   (22,298,206)
                                                ===================================================

                                                 ING GET FUND      ING GET FUND      ING GET FUND      ING GET FUND
                                                  - SERIES E        - SERIES G        - SERIES H        - SERIES I
                                                ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $    11,590,668   $     6,437,372   $     4,541,020   $     3,032,380
                                                ---------------------------------------------------------------------
Total investment income                              11,590,668         6,437,372         4,541,020         3,032,380

Expenses:
  Mortality and expense risk and other charges        4,898,811         2,872,854         2,145,806         1,464,041
                                                ---------------------------------------------------------------------
Total expenses                                        4,898,811         2,872,854         2,145,806         1,464,041
                                                ---------------------------------------------------------------------
Net investment income (loss)                          6,691,857         3,564,518         2,395,214         1,568,339

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments             (12,383,728)         (361,655)       (2,376,877)         (285,274)
Capital gains distributions                                   -                 -                 -                 -
                                                ---------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                       (12,383,728)         (361,655)       (2,376,877)         (285,274)

Net unrealized appreciation (depreciation) of
  investments                                        12,265,411         2,001,769         3,657,819         1,679,757
                                                ---------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $     6,573,540   $     5,204,632   $     3,676,156   $     2,962,822
                                                =====================================================================

                                                 ING GET FUND      ING GET FUND      ING GET FUND
                                                  - SERIES J        - SERIES K        - SERIES L
                                                ---------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $     2,556,052   $     2,272,115   $        38,481
                                                ---------------------------------------------------
Total investment income                               2,556,052         2,272,115            38,481

Expenses:
  Mortality and expense risk and other charges        1,256,435         1,667,708         1,518,985
                                                ---------------------------------------------------
Total expenses                                        1,256,435         1,667,708         1,518,985
                                                ---------------------------------------------------
Net investment income (loss)                          1,299,617           604,407        (1,480,504)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments              (1,217,195)       (1,166,744)       (2,039,616)
Capital gains distributions                                   -                 -                 -
                                                ---------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                        (1,217,195)       (1,166,744)       (2,039,616)

Net unrealized appreciation (depreciation) of
  investments                                         2,934,305         3,623,216         3,999,896
                                                ---------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $     3,016,727   $     3,060,879   $       479,776
                                                ===================================================

SEE ACCOMPANYING NOTES.

                                                 ING GET FUND      ING GET FUND      ING GET FUND
                                                  - SERIES M        - SERIES N        - SERIES P
                                                ---------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $        41,036   $        16,602   $        32,612
                                                ---------------------------------------------------
Total investment income                                  41,036            16,602            32,612

Expenses:
  Mortality and expense risk and other charges        2,373,549         1,884,690         1,601,653
                                                ---------------------------------------------------
Total expenses                                        2,373,549         1,884,690         1,601,653
                                                ---------------------------------------------------
Net investment income (loss)                         (2,332,513)       (1,868,088)       (1,569,041)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments              (3,482,609)        1,203,432          (439,883)
Capital gains distributions                                   -         1,249,744            26,248
                                                ---------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                        (3,482,609)        2,453,176          (413,635)

Net unrealized appreciation (depreciation) of
  investments                                         7,557,322        (2,953,390)        1,306,756
                                                ---------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $     1,742,200   $    (2,368,302)  $      (675,920)
                                                ===================================================

                                                    ING VP                              ING VP
                                                   EMERGING        ING VP MONEY         NATURAL
                                                    MARKETS           MARKET           RESOURCES
                                                ---------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $             -   $    10,706,663   $         3,316
                                                ---------------------------------------------------
Total investment income                                       -        10,706,663             3,316

Expenses:
  Mortality and expense risk and other charges           11,406         3,368,994            22,483
                                                ---------------------------------------------------
Total expenses                                           11,406         3,368,994            22,483
                                                ---------------------------------------------------
Net investment income (loss)                            (11,406)        7,337,669           (19,167)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments                (281,423)       (5,982,099)           18,761
Capital gains distributions                                   -                 -                 -
                                                ---------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                          (281,423)       (5,982,099)           18,761

Net unrealized appreciation (depreciation) of
  investments                                           220,172          (371,722)          (80,642)
                                                ---------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $       (72,657)  $       983,848   $       (81,048)
                                                ===================================================

                                                  ING GET FUND     ING GET FUND      ING GET FUND      ING GET FUND
                                                   - SERIES Q       - SERIES R        - SERIES S        - SERIES T
                                                ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $     1,076,043   $       623,634   $       341,597   $         4,295
                                                ---------------------------------------------------------------------
Total investment income                               1,076,043           623,634           341,597             4,295

Expenses:
  Mortality and expense risk and other charges          899,725           475,819           336,831            54,990
                                                ---------------------------------------------------------------------
Total expenses                                          899,725           475,819           336,831            54,990
                                                ---------------------------------------------------------------------
Net investment income (loss)                            176,318           147,815             4,766           (50,695)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments                (238,981)           (4,010)           (5,368)            1,926
Capital gains distributions                                   -                 -                 -                 -
                                                ---------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                          (238,981)           (4,010)           (5,368)            1,926

Net unrealized appreciation (depreciation) of
  investments                                           324,608           347,843           263,923           386,450
                                                ---------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $       261,945   $       491,648   $       263,321   $       337,681
                                                =====================================================================

                                                 ING GET FUND         ING VP
                                                  - SERIES U         BALANCED         ING VP BOND
                                                ---------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $             -   $     1,817,690   $     5,023,710
                                                ---------------------------------------------------
Total investment income                                       -         1,817,690         5,023,710

Expenses:
  Mortality and expense risk and other charges              285         2,014,873         1,794,046
                                                ---------------------------------------------------
Total expenses                                              285         2,014,873         1,794,046
                                                ---------------------------------------------------
Net investment income (loss)                               (285)         (197,183)        3,229,664

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments                       3       (31,426,581)        3,601,145
Capital gains distributions                                   -                 -           699,805
                                                ---------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                                 3       (31,426,581)        4,300,950

Net unrealized appreciation (depreciation) of
  investments                                               171        10,085,344         2,690,919
                                                ---------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $          (111)  $   (21,538,420)  $    10,221,533
                                                ===================================================

                                                    ING VP            ING VP            ING VP
                                                   STRATEGIC         STRATEGIC         STRATEGIC         ING ALGER
                                                  ALLOCATION        ALLOCATION        ALLOCATION        AGGRESSIVE
                                                   BALANCED           GROWTH            INCOME            GROWTH
                                                ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $       396,251   $       219,880   $       721,832   $             -
                                                ---------------------------------------------------------------------
Total investment income                                 396,251           219,880           721,832                 -

Expenses:
  Mortality and expense risk and other charges          202,267           160,701           291,218               107
                                                ---------------------------------------------------------------------
Total expenses                                          202,267           160,701           291,218               107
                                                ---------------------------------------------------------------------
Net investment income (loss)                            193,984            59,179           430,614              (107)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments              (1,295,397)       (1,733,172)         (810,159)                2
Capital gains distributions                                   -                 -                 -                 -
                                                ---------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                        (1,295,397)       (1,733,172)         (810,159)                2

Net unrealized appreciation (depreciation) of
  investments                                          (696,127)         (367,779)         (898,794)          (11,590)
                                                ---------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $    (1,797,540)  $    (2,041,772)  $    (1,278,339)  $       (11,695)
                                                =====================================================================

                                                                   ING AMERICAN        ING BARON
                                                   ING ALGER       CENTURY SMALL       SMALL CAP
                                                    GROWTH           CAP VALUE          GROWTH
                                                ---------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $             -   $            32   $             -
                                                ---------------------------------------------------
Total investment income                                       -                32                 -

Expenses:
  Mortality and expense risk and other charges               19               499               588
                                                ---------------------------------------------------
Total expenses                                               19               499               588
                                                ---------------------------------------------------
Net investment income (loss)                                (19)             (467)             (588)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments                      (4)           (4,695)            5,232
Capital gains distributions                                   -                 -                 -
                                                ---------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                                (4)           (4,695)            5,232

Net unrealized appreciation (depreciation) of
  investments                                              (929)            6,863               327
                                                ---------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $          (952)  $         1,701   $         4,971
                                                ===================================================

SEE ACCOMPANYING NOTES.

                                                  ING GOLDMAN      ING JPMORGAN
                                                SACHS(R) CAPITAL      FLEMING        ING JPMORGAN
                                                    GROWTH         INTERNATIONAL     MID CAP VALUE
                                                ---------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $             -   $       169,596   $           136
                                                ---------------------------------------------------
Total investment income                                       -           169,596               136

Expenses:
  Mortality and expense risk and other charges               24           323,589               130
                                                ---------------------------------------------------
Total expenses                                               24           323,589               130
                                                ---------------------------------------------------
Net investment income (loss)                                (24)         (153,993)                6

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments                       1        (3,362,234)               (9)
Capital gains distributions                                   -                 -                 -
                                                ---------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                                 1        (3,362,234)               (9)

Net unrealized appreciation (depreciation) of
  investments                                              (548)         (590,934)           (2,299)
                                                ---------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $          (571)  $    (4,107,161)  $        (2,302)
                                                ===================================================

                                                  ING SALOMON       ING T. ROWE        ING UBS
                                                   BROTHERS        PRICE GROWTH     TACTICAL ASSET
                                                INVESTORS VALUE       EQUITY          ALLOCATION
                                                ---------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $             2   $       137,970   $             -
                                                ---------------------------------------------------
Total investment income                                       2           137,970                 -

Expenses:
  Mortality and expense risk and other charges               51           972,473                 -
                                                ---------------------------------------------------
Total expenses                                               51           972,473                 -
                                                ---------------------------------------------------
Net investment income (loss)                                (49)         (834,503)                -

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments                     (11)      (31,652,050)                -
Capital gains distributions                                   7                 -                 -
                                                ---------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                                (4)      (31,652,050)                -

Net unrealized appreciation (depreciation) of
  investments                                            (1,647)       11,325,203               (12)
                                                ---------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $        (1,700)  $   (21,161,350)  $           (12)
                                                ===================================================

                                                    ING MFS
                                                    CAPITAL           ING MFS           ING MFS          ING OPCAP
                                                 OPPORTUNITIES     GLOBAL GROWTH       RESEARCH       BALANCED VALUE
                                                ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $             -   $             -   $       107,573   $             2
                                                ---------------------------------------------------------------------
Total investment income                                       -                 -           107,573                 2

Expenses:
  Mortality and expense risk and other charges          592,876                 2           707,793                26
                                                ---------------------------------------------------------------------
Total expenses                                          592,876                 2           707,793                26
                                                ---------------------------------------------------------------------
Net investment income (loss)                           (592,876)               (2)         (600,220)              (24)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments             (41,812,683)              (28)      (43,750,229)                -
Capital gains distributions                                   -                 -                 -                88
                                                ---------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                       (41,812,683)              (28)      (43,750,229)               88

Net unrealized appreciation (depreciation) of
  investments                                        23,516,791               (17)       27,569,249               272
                                                ---------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $   (18,888,768)  $           (47)  $   (16,781,200)  $           336
                                                =====================================================================

                                                                    ING SALOMON
                                                                     BROTHERS         ING SALOMON
                                                   ING PIMCO        AGGRESSIVE         BROTHERS
                                                 TOTAL RETURN         GROWTH            CAPITAL
                                                ---------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $        18,115   $             -   $             -
                                                ---------------------------------------------------
Total investment income                                  18,115                 -                 -

Expenses:
  Mortality and expense risk and other charges            4,387           848,784                 -
                                                ---------------------------------------------------
Total expenses                                            4,387           848,784                 -
                                                ---------------------------------------------------
Net investment income (loss)                             13,728          (848,784)                -

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments                   4,402       (25,188,977)                -
Capital gains distributions                              13,350                 -                 -
                                                ---------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                            17,752       (25,188,977)                -

Net unrealized appreciation (depreciation) of
  investments                                            18,387        (4,736,656)               34
                                                ---------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $        49,867   $   (30,774,417)  $            34
                                                ===================================================

                                                    ING VAN           ING VP
                                                    KAMPEN          GROWTH AND          ING VP         ING VP INDEX
                                                   COMSTOCK           INCOME            GROWTH         PLUS LARGECAP
                                                ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $         1,411   $     4,537,816   $             -   $       446,833
                                                ---------------------------------------------------------------------
Total investment income                                   1,411         4,537,816                 -           446,833

Expenses:
  Mortality and expense risk and other charges              860         5,889,748           472,716         2,284,906
                                                ---------------------------------------------------------------------
Total expenses                                              860         5,889,748           472,716         2,284,906
                                                ---------------------------------------------------------------------
Net investment income (loss)                                551        (1,351,932)         (472,716)       (1,838,073)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments                    (132)     (193,418,765)       (8,444,150)      (58,481,089)
Capital gains distributions                                   -                 -                 -                 -
                                                ---------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                              (132)     (193,418,765)       (8,444,150)      (58,481,089)

Net unrealized appreciation (depreciation) of
  investments                                           (11,139)       35,220,058        (5,648,119)       11,268,433
                                                ---------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $       (10,720)  $  (159,550,639)  $   (14,564,985)  $   (49,050,729)
                                                =====================================================================

                                                                                        ING VP
                                                 ING VP INDEX      ING VP INDEX      INTERNATIONAL
                                                  PLUS MIDCAP      PLUS SMALLCAP        EQUITY
                                                ---------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $        52,909   $         6,485   $        14,840
                                                ---------------------------------------------------
Total investment income                                  52,909             6,485            14,840

Expenses:
  Mortality and expense risk and other charges          106,832            36,617            79,248
                                                ---------------------------------------------------
Total expenses                                          106,832            36,617            79,248
                                                ---------------------------------------------------
Net investment income (loss)                            (53,923)          (30,132)          (64,408)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments                (760,138)         (127,680)       (1,577,469)
Capital gains distributions                                   -            52,453                 -
                                                ---------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                          (760,138)          (75,227)       (1,577,469)

Net unrealized appreciation (depreciation) of
  investments                                        (1,413,335)         (732,353)         (299,583)
                                                ---------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $    (2,227,396)  $      (837,712)  $    (1,941,460)
                                                ===================================================

SEE ACCOMPANYING NOTES.

                                                 ING VP SMALL         ING VP         ING VP VALUE
                                                    COMPANY         TECHNOLOGY        OPPORTUNITY
                                                ---------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $       301,043   $             -   $        95,253
                                                ---------------------------------------------------
Total investment income                                 301,043                 -            95,253

Expenses:
  Mortality and expense risk and other charges          769,899           108,774           279,553
                                                ---------------------------------------------------
Total expenses                                          769,899           108,774           279,553
                                                ---------------------------------------------------
Net investment income (loss)                           (468,856)         (108,774)         (184,300)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments              (3,580,613)       (3,681,243)       (4,332,295)
Capital gains distributions                                   -                 -                 -
                                                ---------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                        (3,580,613)       (3,681,243)       (4,332,295)

Net unrealized appreciation (depreciation) of
  investments                                       (14,440,776)       (1,844,374)       (2,719,443)
                                                ---------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $   (18,490,245)  $    (5,634,391)  $    (7,236,038)
                                                ===================================================

                                                    ING VP            ING VP
                                                   SMALLCAP          SMALLCAP         JANUS ASPEN
                                                OPPORTUNITIES -   OPPORTUNITIES -     AGGRESSIVE
                                                    CLASS R           CLASS S           GROWTH
                                                ---------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $             -   $             -   $             -
                                                ---------------------------------------------------
Total investment income                                       -                 -                 -

Expenses:
  Mortality and expense risk and other charges              130            20,930         1,204,437
                                                ---------------------------------------------------
Total expenses                                              130            20,930         1,204,437
                                                ---------------------------------------------------
Net investment income (loss)                               (130)          (20,930)       (1,204,437)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments                  (9,641)         (338,439)     (110,103,453)
Capital gains distributions                                   -                 -                 -
                                                ---------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                            (9,641)         (338,439)     (110,103,453)

Net unrealized appreciation (depreciation) of
  investments                                            (3,578)         (622,428)       73,321,455
                                                ---------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $       (13,349)  $      (981,797)  $   (37,986,435)
                                                ===================================================

                                                    ING VP            ING VP
                                                    GROWTH            GROWTH            ING VP            ING VP
                                                OPPORTUNITIES -   OPPORTUNITIES -    INTERNATIONAL      MAGNACAP -
                                                    CLASS R           CLASS S            VALUE           CLASS R
                                                ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $             -   $             -   $         1,825   $           231
                                                ---------------------------------------------------------------------
Total investment income                                       -                 -             1,825               231

Expenses:
  Mortality and expense risk and other charges              282             1,717             1,556               103
                                                ---------------------------------------------------------------------
Total expenses                                              282             1,717             1,556               103
                                                ---------------------------------------------------------------------
Net investment income (loss)                               (282)           (1,717)              269               128

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments                   1,805           (27,626)          (18,718)              (20)
Capital gains distributions                                   -                 -                 -                 -
                                                ---------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                             1,805           (27,626)          (18,718)              (20)

Net unrealized appreciation (depreciation) of
  investments                                           (19,103)          (29,240)          (30,118)           (5,689)
                                                ---------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $       (17,580)  $       (58,583)  $       (48,567)  $        (5,581)
                                                =====================================================================

                                                                      ING VP            ING VP
                                                    ING VP            MIDCAP            MIDCAP
                                                  MAGNACAP -      OPPORTUNITIES -   OPPORTUNITIES -
                                                   CLASS S            CLASS R           CLASS S
                                                ---------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $         4,366   $             -   $             -
                                                ---------------------------------------------------
Total investment income                                   4,366                 -                 -

Expenses:
  Mortality and expense risk and other charges            5,123                15            22,826
                                                ---------------------------------------------------
Total expenses                                            5,123                15            22,826
                                                ---------------------------------------------------
Net investment income (loss)                               (757)              (15)          (22,826)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments                  (9,688)             (200)          (97,225)
Capital gains distributions                                   -                 -                 -
                                                ---------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                            (9,688)             (200)          (97,225)

Net unrealized appreciation (depreciation) of
  investments                                          (121,268)             (805)         (459,418)
                                                ---------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $      (131,713)  $        (1,020)  $      (579,469)
                                                ===================================================

                                                                                                        JANUS ASPEN
                                                  JANUS ASPEN       JANUS ASPEN       JANUS ASPEN        WORLDWIDE
                                                   BALANCED       FLEXIBLE INCOME       GROWTH            GROWTH
                                                ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $     5,282,647   $     1,165,302   $             -   $     2,232,135
                                                ---------------------------------------------------------------------
Total investment income                               5,282,647         1,165,302                 -         2,232,135

Expenses:
  Mortality and expense risk and other charges        2,746,947           308,883         1,668,494         3,244,833
                                                ---------------------------------------------------------------------
Total expenses                                        2,746,947           308,883         1,668,494         3,244,833
                                                ---------------------------------------------------------------------
Net investment income (loss)                          2,535,700           856,419        (1,668,494)       (1,012,698)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments             (19,145,911)          761,446       (88,052,075)     (139,153,473)
Capital gains distributions                                   -                 -                 -                 -
                                                ---------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                       (19,145,911)          761,446       (88,052,075)     (139,153,473)

Net unrealized appreciation (depreciation) of
  investments                                        (1,489,908)          571,088        45,741,303        58,703,035
                                                ---------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $   (18,100,119)  $     2,188,953   $   (43,979,266)  $   (81,463,136)
                                                =====================================================================

                                                  LORD ABBETT                        MFS(R) GLOBAL
                                                  GROWTH AND        LORD ABBETT       GOVERNMENTS
                                                    INCOME         MID-CAP VALUE         SERIES
                                                ---------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $         2,196   $         2,458   $        64,883
                                                ---------------------------------------------------
Total investment income                                   2,196             2,458            64,883

Expenses:
  Mortality and expense risk and other charges            1,166             1,609            28,883
                                                ---------------------------------------------------
Total expenses                                            1,166             1,609            28,883
                                                ---------------------------------------------------
Net investment income (loss)                              1,030               849            36,000

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments                    (101)          (21,787)           31,230
Capital gains distributions                                  49                 -                 -
                                                ---------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                               (52)          (21,787)           31,230

Net unrealized appreciation (depreciation) of
  investments                                           (19,377)          (25,338)           84,246
                                                ---------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $       (18,399)  $       (46,276)  $       151,476
                                                ===================================================

SEE ACCOMPANYING NOTES.

                                                                    OPPENHEIMER       OPPENHEIMER
                                                 MFS(R) TOTAL       AGGRESSIVE          GLOBAL
                                                    RETURN            GROWTH          SECURITIES
                                                ---------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $     1,615,499   $       216,818   $        90,455
                                                ---------------------------------------------------
Total investment income                               1,615,499           216,818            90,455

Expenses:
  Mortality and expense risk and other charges        1,260,416           405,709           214,774
                                                ---------------------------------------------------
Total expenses                                        1,260,416           405,709           214,774
                                                ---------------------------------------------------
Net investment income (loss)                            355,083          (188,891)         (124,319)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments               2,335,973        (5,968,060)       (3,498,317)
Capital gains distributions                           1,280,830                 -                 -
                                                ---------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                         3,616,803        (5,968,060)       (3,498,317)

Net unrealized appreciation (depreciation) of
  investments                                       (10,681,462)       (5,031,083)       (1,163,987)
                                                ---------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $    (6,709,576)  $   (11,188,034)  $    (4,786,623)
                                                ===================================================

                                                  OPPENHEIMER
                                                  MAIN STREET
                                                   GROWTH &         OPPENHEIMER     PIONEER EQUITY        PIONEER
                                                    INCOME        STRATEGIC BOND      INCOME VCT            VCT
                                                ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $       438,945   $     2,233,631   $         2,134   $             -
                                                ---------------------------------------------------------------------
Total investment income                                 438,945         2,233,631             2,134                 -

Expenses:
  Mortality and expense risk and other charges          766,599           387,948               689                 -
                                                ---------------------------------------------------------------------
Total expenses                                          766,599           387,948               689                 -
                                                ---------------------------------------------------------------------
Net investment income (loss)                           (327,654)        1,845,683             1,445                 -

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments             (11,300,002)       (1,631,959)             (909)                -
Capital gains distributions                                   -                 -                 -                 -
                                                ---------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                       (11,300,002)       (1,631,959)             (909)                -

Net unrealized appreciation (depreciation) of
  investments                                        (1,390,151)        1,589,777            (5,978)                1
                                                ---------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $   (13,017,807)  $     1,803,501   $        (5,442)  $             1
                                                =====================================================================

                                                                                      SP JENNISON
                                                  PIONEER MID       PRUDENTIAL       INTERNATIONAL
                                                 CAP VALUE VCT       JENNISON           GROWTH
                                                ---------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           112   $             -   $             -
                                                ---------------------------------------------------
Total investment income                                     112                 -                 -

Expenses:
  Mortality and expense risk and other charges              239             8,938             2,814
                                                ---------------------------------------------------
Total expenses                                              239             8,938             2,814
                                                ---------------------------------------------------
Net investment income (loss)                               (127)           (8,938)           (2,814)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments                 (10,015)         (252,055)          (44,193)
Capital gains distributions                                 990                 -                 -
                                                ---------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                            (9,025)         (252,055)          (44,193)

Net unrealized appreciation (depreciation) of
  investments                                                50           (50,168)           (7,265)
                                                ---------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $        (9,102)  $      (311,161)  $       (54,272)
                                                ===================================================

SEE ACCOMPANYING NOTES.

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account B

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2002 and 2001

                                                   AIM V.I.                            AIM V.I.
                                                   CAPITAL         AIM V.I. CORE      GOVERNMENT
                                                 APPRECIATION         EQUITY          SECURITIES
                                                ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $    25,987,131   $    49,823,138   $       294,912

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                       1,607,214          (540,544)          198,905
   Net realized gain (loss) on investments
     and capital gains distributions                 (3,943,522)       (2,905,719)           94,842
   Net unrealized appreciation (depreciation)
     of investments                                  (4,771,612)       (9,765,396)         (124,108)
                                                ---------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                       (7,107,920)      (13,211,659)          169,639

Changes from principal transactions:
   Total unit transactions                            4,629,631         6,246,089         8,684,291
                                                ---------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                           4,629,631         6,246,089         8,684,291
                                                ---------------------------------------------------
Total increase (decrease)                            (2,478,289)       (6,965,570)        8,853,930
                                                ---------------------------------------------------
Net assets at December 31, 2001                      23,508,842        42,857,568         9,148,842

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                        (234,121)         (336,923)          257,469
   Net realized gain (loss) on investments
     and capital gains distributions                (11,841,069)      (19,166,365)          274,461
   Net unrealized appreciation (depreciation)
     of investments                                   6,412,975        12,696,921           710,014
                                                ---------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                       (5,662,215)       (6,806,367)        1,241,944

Changes from principal transactions:
   Total unit transactions                           (3,014,648)       (6,110,961)       15,606,439
                                                ---------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                          (3,014,648)       (6,110,961)       15,606,439
                                                ---------------------------------------------------
Total increase (decrease)                            (8,676,863)      (12,917,328)       16,848,383
                                                ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $    14,831,979   $    29,940,240   $    25,997,225
                                                ===================================================

                                                                                                      ALGER AMERICAN
                                                    AIM V.I.          AIM V.I.      ALGER AMERICAN       INCOME &
                                                     GROWTH       PREMIER EQUITY       BALANCED           GROWTH
                                                ---------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $    37,256,929   $    73,349,994   $     4,887,859   $    16,586,009

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                        (305,064)          676,926            74,716           790,430
   Net realized gain (loss) on investments
     and capital gains distributions                 (3,920,194)       (4,177,377)          (59,596)         (662,398)
   Net unrealized appreciation (depreciation)
     of investments                                  (9,793,918)       (7,849,544)         (161,916)       (2,624,832)
                                                ---------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                      (14,019,176)      (11,349,995)         (146,796)       (2,496,800)

Changes from principal transactions:
   Total unit transactions                            4,519,235        12,007,731          (975,636)       (2,809,855)
                                                ---------------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                           4,519,235        12,007,731          (975,636)       (2,809,855)
                                                ---------------------------------------------------------------------
Total increase (decrease)                            (9,499,941)          657,736        (1,122,432)       (5,306,655)
                                                ---------------------------------------------------------------------
Net assets at December 31, 2001                      27,756,988        74,007,730         3,765,427        11,279,354

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                        (252,850)         (519,002)            8,563           (64,304)
   Net realized gain (loss) on investments
     and capital gains distributions                (21,531,563)      (22,963,948)         (480,416)       (4,172,553)
   Net unrealized appreciation (depreciation)
     of investments                                  13,605,701         1,596,273            (8,111)          797,771
                                                ---------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                       (8,178,712)      (21,886,677)         (479,964)       (3,439,086)

Changes from principal transactions:
   Total unit transactions                           (4,632,586)      (10,794,461)         (709,084)       (1,673,441)
                                                ---------------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                          (4,632,586)      (10,794,461)         (709,084)       (1,673,441)
                                                ---------------------------------------------------------------------
Total increase (decrease)                           (12,811,298)      (32,681,138)       (1,189,048)       (5,112,527)
                                                ---------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $    14,945,690   $    41,326,592   $     2,576,379   $     6,166,827
                                                =====================================================================

                                                ALGER AMERICAN       ALLIANCE          ALLIANCE
                                                   LEVERAGED        GROWTH AND         PREMIER
                                                    ALLCAP            INCOME            GROWTH
                                                ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $    15,562,934   $       897,717   $     2,687,461

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         259,039           487,785           266,205
   Net realized gain (loss) on investments
     and capital gains distributions                 (1,130,076)          (54,847)         (227,098)
   Net unrealized appreciation (depreciation)
     of investments                                  (1,724,700)       (1,330,699)       (1,211,231)
                                                ---------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                       (2,595,737)         (897,761)       (1,172,124)

Changes from principal transactions:
   Total unit transactions                           (2,543,425)       28,176,820         7,016,678
                                                ---------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                          (2,543,425)       28,176,820         7,016,678
                                                ---------------------------------------------------
Total increase (decrease)                            (5,139,162)       27,279,059         5,844,554
                                                ---------------------------------------------------
Net assets at December 31, 2001                      10,423,772        28,176,776         8,532,015

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                        (109,776)         (165,509)          (96,634)
   Net realized gain (loss) on investments
     and capital gains distributions                 (5,523,735)       (2,052,320)       (2,300,618)
   Net unrealized appreciation (depreciation)
     of investments                                   2,219,572        (5,861,654)         (435,725)
                                                ---------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                       (3,413,939)       (8,079,483)       (2,832,977)

Changes from principal transactions:
   Total unit transactions                           (1,286,122)        2,071,208           139,220
                                                ---------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                          (1,286,122)        2,071,208           139,220
                                                ---------------------------------------------------
Total increase (decrease)                            (4,700,061)       (6,008,275)       (2,693,757)
                                                ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $     5,723,711   $    22,168,501   $     5,838,258
                                                ===================================================

SEE ACCOMPANYING NOTES.

                                                                     AMERICAN          AMERICAN
                                                   ALLIANCE        CENTURY(R) VP     CENTURY(R) VP
                                                    QUASAR           BALANCED        INTERNATIONAL
                                                ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $        82,470   $     2,684,483   $     4,904,674

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                          11,233           115,422           341,217
   Net realized gain (loss) on investments
     and capital gains distributions                    (51,042)          (55,447)         (296,586)
   Net unrealized appreciation (depreciation)
     of investments                                      55,774          (186,838)       (1,441,450)
                                                ---------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                           15,965          (126,863)       (1,396,819)

Changes from principal transactions:
   Total unit transactions                              811,867          (514,673)         (748,774)
                                                ---------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                             811,867          (514,673)         (748,774)
                                                ---------------------------------------------------
Total increase (decrease)                               827,832          (641,536)       (2,145,593)
                                                ---------------------------------------------------
Net assets at December 31, 2001                         910,302         2,042,947         2,759,081

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         (11,757)           25,297           (12,211)
   Net realized gain (loss) on investments
     and capital gains distributions                    (52,585)         (331,096)       (1,559,008)
   Net unrealized appreciation (depreciation)
     of investments                                    (320,915)           88,916         1,039,420
                                                ---------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                         (385,257)         (216,883)         (531,799)

Changes from principal transactions:
   Total unit transactions                              158,551          (343,024)         (688,409)
                                                ---------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                             158,551          (343,024)         (688,409)
                                                ---------------------------------------------------
Total increase (decrease)                              (226,706)         (559,907)       (1,220,208)
                                                ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $       683,596   $     1,483,040   $     1,538,873
                                                ===================================================

                                                 BRINSON SERIES                     BRINSON SERIES
                                                    GROWTH &      BRINSON SERIES       TACTICAL       CALVERT SOCIAL
                                                     INCOME          SMALL CAP        ALLOCATION         BALANCED
                                                ---------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $       950,238   $       208,747   $    12,509,283   $     2,513,732

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         226,054            (1,968)          885,330            83,359
   Net realized gain (loss) on investments
     and capital gains distributions                   (231,524)          (60,691)         (450,606)          (76,083)
   Net unrealized appreciation (depreciation)
     of investments                                     (30,611)           31,643        (2,603,918)         (191,904)
                                                ---------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                          (36,081)          (31,016)       (2,169,194)         (184,628)

Changes from principal transactions:
   Total unit transactions                             (914,157)         (177,731)        3,994,345          (369,758)
                                                ---------------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                            (914,157)         (177,731)        3,994,345          (369,758)
                                                ---------------------------------------------------------------------
Total increase (decrease)                              (950,238)         (208,747)        1,825,151          (554,386)
                                                ---------------------------------------------------------------------
Net assets at December 31, 2001                               -                 -        14,334,434         1,959,346

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                               -                 -           (85,740)           28,697
   Net realized gain (loss) on investments
     and capital gains distributions                          -                 -        (3,543,581)         (465,640)
   Net unrealized appreciation (depreciation)
     of investments                                           -                 -           283,934           156,806
                                                ---------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                                -                 -        (3,345,387)         (280,137)

Changes from principal transactions:
   Total unit transactions                                    -                 -        (1,264,476)           96,175
                                                ---------------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                   -                 -        (1,264,476)           96,175
                                                ---------------------------------------------------------------------
Total increase (decrease)                                     -                 -        (4,609,863)         (183,962)
                                                ---------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $             -   $             -   $     9,724,571   $     1,775,384
                                                =====================================================================

                                                                                    FEDERATED FUND
                                                   FEDERATED                            FOR US
                                                   AMERICAN          FEDERATED        GOVERNMENT
                                                   LEADERS         EQUITY INCOME      SECURITIES
                                                ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $   102,586,049   $    24,264,247   $    11,133,403

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         624,010           127,895           284,376
   Net realized gain (loss) on investments
     and capital gains distributions                  4,010,157           248,468           128,207
   Net unrealized appreciation (depreciation)
     of investments                                 (10,151,128)       (3,322,426)          191,136
                                                ---------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                       (5,516,961)       (2,946,063)          603,719

Changes from principal transactions:
   Total unit transactions                          (13,876,471)       (3,842,680)          (35,167)
                                                ---------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                         (13,876,471)       (3,842,680)          (35,167)
                                                ---------------------------------------------------
Total increase (decrease)                           (19,393,432)       (6,788,743)          568,552
                                                ---------------------------------------------------
Net assets at December 31, 2001                      83,192,617        17,475,504        11,701,955

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                        (148,139)           98,374           270,618
   Net realized gain (loss) on investments
     and capital gains distributions                    (64,392)         (606,693)          178,225
   Net unrealized appreciation (depreciation)
     of investments                                 (16,206,809)       (3,030,582)          443,220
                                                ---------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                      (16,419,340)       (3,538,901)          892,063

Changes from principal transactions:
   Total unit transactions                          (16,234,348)       (3,672,738)           80,140
                                                ---------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                         (16,234,348)       (3,672,738)           80,140
                                                ---------------------------------------------------
Total increase (decrease)                           (32,653,688)       (7,211,639)          972,203
                                                ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $    50,538,929   $    10,263,865   $    12,674,158
                                                ===================================================

SEE ACCOMPANYING NOTES.

                                                   FEDERATED                           FEDERATED
                                                    GROWTH        FEDERATED HIGH     INTERNATIONAL
                                                  STRATEGIES        INCOME BOND         EQUITY
                                                ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $    33,809,187   $    26,446,176   $    20,057,326

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         101,731         2,265,323         1,804,980
   Net realized gain (loss) on investments
     and capital gains distributions                  1,439,089        (2,047,225)          598,776
   Net unrealized appreciation (depreciation)
     of investments                                  (9,464,697)         (107,530)       (7,961,481)
                                                ---------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                       (7,923,877)          110,568        (5,557,725)

Changes from principal transactions:
   Total unit transactions                           (4,910,965)       (5,657,520)       (3,523,772)
                                                ---------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                          (4,910,965)       (5,657,520)       (3,523,772)
                                                ---------------------------------------------------
Total increase (decrease)                           (12,834,842)       (5,546,952)       (9,081,497)
                                                ---------------------------------------------------
Net assets at December 31, 2001                      20,974,345        20,899,224        10,975,829

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                        (216,927)        1,712,101          (119,497)
   Net realized gain (loss) on investments
     and capital gains distributions                   (785,326)       (4,158,428)         (716,353)
   Net unrealized appreciation (depreciation)
     of investments                                  (4,061,042)        2,397,304        (1,457,973)
                                                ---------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                       (5,063,295)          (49,023)       (2,293,823)

Changes from principal transactions:
   Total unit transactions                           (5,495,703)       (4,166,949)       (2,658,263)
                                                ---------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                          (5,495,703)       (4,166,949)       (2,658,263)
                                                ---------------------------------------------------
Total increase (decrease)                           (10,558,998)       (4,215,972)       (4,952,086)
                                                ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $    10,415,347   $    16,683,252   $     6,023,743
                                                ===================================================

                                                   FEDERATED         FEDERATED      FIDELITY(R) VIP   FIDELITY(R) VIP
                                                  PRIME MONEY         UTILITY        EQUITY-INCOME        GROWTH
                                                ---------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $     8,703,425   $    19,350,590   $   188,024,984   $   209,609,983

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         183,680           352,094           754,873         4,618,214
   Net realized gain (loss) on investments
     and capital gains distributions                          -           (29,007)         (445,915)       (7,202,886)
   Net unrealized appreciation (depreciation)
     of investments                                           -        (2,878,438)       (1,302,300)      (26,336,426)
                                                ---------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                          183,680        (2,555,351)         (993,342)      (28,921,098)

Changes from principal transactions:
   Total unit transactions                              (75,384)       (3,565,172)        5,987,428       (13,370,131)
                                                ---------------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                             (75,384)       (3,565,172)        5,987,428       (13,370,131)
                                                ---------------------------------------------------------------------
Total increase (decrease)                               108,296        (6,120,523)        4,994,086       (42,291,229)
                                                ---------------------------------------------------------------------
Net assets at December 31, 2001                       8,811,721        13,230,067       193,019,070       167,318,754

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                          (1,081)          441,437           778,626        (1,307,033)
   Net realized gain (loss) on investments
     and capital gains distributions                          -        (2,778,666)      (13,368,715)      (75,974,775)
   Net unrealized appreciation (depreciation)
     of investments                                           -          (761,186)      (23,430,907)       27,425,197
                                                ---------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                           (1,081)       (3,098,415)      (36,020,996)      (49,856,611)

Changes from principal transactions:
   Total unit transactions                           (1,424,140)       (3,110,909)      (10,577,601)      (19,282,617)
                                                ---------------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                          (1,424,140)       (3,110,909)      (10,577,601)      (19,282,617)
                                                ---------------------------------------------------------------------
Total increase (decrease)                            (1,425,221)       (6,209,324)      (46,598,597)      (69,139,228)
                                                ---------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $     7,386,500   $     7,020,743   $   146,420,473   $    98,179,526
                                                =====================================================================

                                                                                    FIDELITY(R) VIP
                                                FIDELITY(R) VIP   FIDELITY(R) VIP      II ASSET
                                                  HIGH INCOME        OVERSEAS         MANAGER(SM)
                                                ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $    45,511,833   $    14,451,215   $    17,820,958

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                       9,457,584        11,399,803         5,249,880
   Net realized gain (loss) on investments
     and capital gains distributions                 (2,705,353)       (9,878,682)       (5,287,995)
   Net unrealized appreciation (depreciation)
     of investments                                 (19,142,344)      (41,561,108)       (5,871,216)
                                                ---------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                      (12,390,113)      (40,039,987)       (5,909,331)

Changes from principal transactions:
   Total unit transactions                            6,263,146        35,503,221         2,182,805
                                                ---------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                           6,263,146        35,503,221         2,182,805
                                                ---------------------------------------------------
Total increase (decrease)                            (6,126,967)       (4,536,766)       (3,726,526)
                                                ---------------------------------------------------
Net assets at December 31, 2001                      39,384,866         9,914,449        14,094,432

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                       3,617,460           (33,251)          341,937
   Net realized gain (loss) on investments
     and capital gains distributions                (15,314,996)       (4,666,771)       (2,462,332)
   Net unrealized appreciation (depreciation)
     of investments                                  12,364,126         2,758,026           734,377
                                                ---------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                          666,590        (1,941,996)       (1,386,018)

Changes from principal transactions:
   Total unit transactions                           (3,595,013)       (1,355,678)       (1,622,399)
                                                ---------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                          (3,595,013)       (1,355,678)       (1,622,399)
                                                ---------------------------------------------------
Total increase (decrease)                            (2,928,423)       (3,297,674)       (3,008,417)
                                                ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $    36,456,443   $     6,616,775   $    11,086,015
                                                ===================================================

SEE ACCOMPANYING NOTES.

                                                                                      FIDELITY(R) VIP
                                               FIDELITY(R) VIP II   FIDELITY(R) VIP    II INVESTMENT
                                                 CONTRAFUND(R)       II INDEX 500        GRADE BOND
                                               ------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $   216,963,354     $   133,049,029   $     3,699,966

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                        (156,534)            151,447         1,556,493
   Net realized gain (loss) on investments
     and capital gains distributions                (10,037,529)             28,433        (1,058,361)
   Net unrealized appreciation (depreciation)
     of investments                                  (6,940,504)             53,028        (3,573,305)
                                                -----------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                      (17,134,567)            232,908        (3,075,173)

Changes from principal transactions:
   Total unit transactions                          (25,829,941)        (32,499,293)        2,458,909
                                                -----------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                         (25,829,941)        (32,499,293)        2,458,909
                                                -----------------------------------------------------
Total increase (decrease)                           (42,964,508)        (32,266,385)         (616,264)
                                                -----------------------------------------------------
Net assets at December 31, 2001                     173,998,846         100,782,644         3,083,702

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                        (689,566)             21,129            78,992
   Net realized gain (loss) on investments
     and capital gains distributions                (27,675,618)        (18,283,780)          126,348
   Net unrealized appreciation (depreciation)
     of investments                                  10,036,956          (4,035,555)           43,860
                                                -----------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                      (18,328,228)        (22,298,206)          249,200

Changes from principal transactions:
   Total unit transactions                          (10,099,539)        (14,294,040)         (442,602)
                                                -----------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                         (10,099,539)        (14,294,040)         (442,602)
                                                -----------------------------------------------------
Total increase (decrease)                           (28,427,767)        (36,592,246)         (193,402)
                                                -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $   145,571,079     $    64,190,398   $     2,890,300
                                                =====================================================

                                                FRANKLIN SMALL
                                                   CAP VALUE       ING GET FUND      ING GET FUND      ING GET FUND
                                                  SECURITIES        - SERIES C        - SERIES D        - SERIES E
                                                ---------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $             -   $     5,898,705   $   129,775,588   $   333,832,965

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                               -           293,859           (22,012)       (2,832,358)
   Net realized gain (loss) on investments
     and capital gains distributions                          -        (2,549,105)         (420,664)       (2,038,326)
   Net unrealized appreciation (depreciation)
     of investments                                           -         1,291,730         1,095,968         1,793,609
                                                ---------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                                -          (963,516)          653,292        (3,077,075)

Changes from principal transactions:
   Total unit transactions                                    -        (4,935,189)      (10,485,646)      (30,372,937)
                                                ---------------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                   -        (4,935,189)      (10,485,646)      (30,372,937)
                                                ---------------------------------------------------------------------
Total increase (decrease)                                     -        (5,898,705)       (9,832,354)      (33,450,012)
                                                ---------------------------------------------------------------------
Net assets at December 31, 2001                               -                 -       119,943,234       300,382,953

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             (29)                -         3,191,699         6,691,857
   Net realized gain (loss) on investments
     and capital gains distributions                   (240,971)                -        (3,903,504)      (12,383,728)
   Net unrealized appreciation (depreciation)
     of investments                                       1,765                 -          (197,690)       12,265,411
                                                ---------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                         (239,235)                -          (909,495)        6,573,540

Changes from principal transactions:
   Total unit transactions                              604,037                 -       (15,336,007)      (30,559,697)
                                                ---------------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                             604,037                 -       (15,336,007)      (30,559,697)
                                                ---------------------------------------------------------------------
Total increase (decrease)                               364,802                 -       (16,245,502)      (23,986,157)
                                                ---------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $       364,802   $             -   $   103,697,732   $   276,396,796
                                                =====================================================================

                                                 ING GET FUND      ING GET FUND      ING GET FUND
                                                  - SERIES G        - SERIES H        - SERIES I
                                                ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $   186,444,632   $   141,763,690   $    92,928,925

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                      (2,345,173)       (1,652,269)       (1,309,240)
   Net realized gain (loss) on investments
     and capital gains distributions                   (434,775)         (369,766)         (219,903)
   Net unrealized appreciation (depreciation)
     of investments                                   2,133,011           564,872           987,709
                                                ---------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                         (646,937)       (1,457,163)         (541,434)

Changes from principal transactions:
   Total unit transactions                          (14,428,668)       (8,620,592)       (4,985,289)
                                                ---------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                         (14,428,668)       (8,620,592)       (4,985,289)
                                                ---------------------------------------------------
Total increase (decrease)                           (15,075,605)      (10,077,755)       (5,526,723)
                                                ---------------------------------------------------
Net assets at December 31, 2001                     171,369,027       131,685,935        87,402,202

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                       3,564,518         2,395,214         1,568,339
   Net realized gain (loss) on investments
     and capital gains distributions                   (361,655)       (2,376,877)         (285,274)
   Net unrealized appreciation (depreciation)
     of investments                                   2,001,769         3,657,819         1,679,757
                                                ---------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                        5,204,632         3,676,156         2,962,822

Changes from principal transactions:
   Total unit transactions                          (12,696,957)      (13,759,042)       (6,286,322)
                                                ---------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                         (12,696,957)      (13,759,042)       (6,286,322)
                                                ---------------------------------------------------
Total increase (decrease)                            (7,492,325)      (10,082,886)       (3,323,500)
                                                ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $   163,876,702   $   121,603,049   $    84,078,702
                                                ===================================================

SEE ACCOMPANYING NOTES.

                                                 ING GET FUND      ING GET FUND      ING GET FUND
                                                  - SERIES J        - SERIES K        - SERIES L
                                                ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $    79,871,616   $    93,789,821   $       584,846

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                      (1,178,440)       (1,749,150)          549,879
   Net realized gain (loss) on investments
     and capital gains distributions                   (283,781)         (112,344)          127,113
   Net unrealized appreciation (depreciation)
     of investments                                   1,098,645          (668,196)       (1,992,805)
                                                ---------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                         (363,576)       (2,529,690)       (1,315,813)

Changes from principal transactions:
   Total unit transactions                           (4,706,710)       (2,701,829)       81,075,629
                                                ---------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                          (4,706,710)       (2,701,829)       81,075,629
                                                ---------------------------------------------------
Total increase (decrease)                            (5,070,286)       (5,231,519)       79,759,816
                                                ---------------------------------------------------
Net assets at December 31, 2001                      74,801,330        88,558,302        80,344,662

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                       1,299,617           604,407        (1,480,504)
   Net realized gain (loss) on investments
     and capital gains distributions                 (1,217,195)       (1,166,744)       (2,039,616)
   Net unrealized appreciation (depreciation)
     of investments                                   2,934,305         3,623,216         3,999,896
                                                ---------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                        3,016,727         3,060,879           479,776

Changes from principal transactions:
   Total unit transactions                           (5,973,812)      (10,359,119)       (5,569,892)
                                                ---------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                          (5,973,812)      (10,359,119)       (5,569,892)
                                                ---------------------------------------------------
Total increase (decrease)                            (2,957,085)       (7,298,240)       (5,090,116)
                                                ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $    71,844,245   $    81,260,062   $    75,254,546
                                                ===================================================

                                                 ING GET FUND      ING GET FUND      ING GET FUND      ING GET FUND
                                                  - SERIES M        - SERIES N        - SERIES P        - SERIES Q
                                                ---------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $             -   $             -   $             -   $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         645,422           109,984           (66,562)           (1,059)
   Net realized gain (loss) on investments
     and capital gains distributions                    (51,667)          210,767               300               163
   Net unrealized appreciation (depreciation)
     of investments                                  (3,590,542)        2,203,779           192,563               757
                                                ---------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                       (2,996,787)        2,524,530           126,301              (139)

Changes from principal transactions:
   Total unit transactions                          126,161,862       102,081,211        82,886,000         1,620,487
                                                ---------------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                         126,161,862       102,081,211        82,886,000         1,620,487
                                                ---------------------------------------------------------------------
Total increase (decrease)                           123,165,075       104,605,741        83,012,301         1,620,348
                                                ---------------------------------------------------------------------
Net assets at December 31, 2001                     123,165,075       104,605,741        83,012,301         1,620,348

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                      (2,332,513)       (1,868,088)       (1,569,041)          176,318
   Net realized gain (loss) on investments
     and capital gains distributions                 (3,482,609)        2,453,176          (413,635)         (238,981)
   Net unrealized appreciation (depreciation)
     of investments                                   7,557,322        (2,953,390)        1,306,756           324,608
                                                ---------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                        1,742,200        (2,368,302)         (675,920)          261,945

Changes from principal transactions:
   Total unit transactions                           (9,526,167)      (12,094,137)       (6,002,646)       52,943,266
                                                ---------------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                          (9,526,167)      (12,094,137)       (6,002,646)       52,943,266
                                                ---------------------------------------------------------------------
Total increase (decrease)                            (7,783,967)      (14,462,439)       (6,678,566)       53,205,211
                                                ---------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $   115,381,108   $    90,143,302   $    76,333,735   $    54,825,559
                                                =====================================================================

                                                 ING GET FUND      ING GET FUND      ING GET FUND
                                                  - SERIES R        - SERIES S        - SERIES T
                                                ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $             -   $             -   $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                               -                 -                 -
   Net realized gain (loss) on investments
     and capital gains distributions                          -                 -                 -
   Net unrealized appreciation (depreciation)
     of investments                                           -                 -                 -
                                                ---------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                                -                 -                 -

Changes from principal transactions:
   Total unit transactions                                    -                 -                 -
                                                ---------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                   -                 -                 -
                                                ---------------------------------------------------
Total increase (decrease)                                     -                 -                 -
                                                ---------------------------------------------------
Net assets at December 31, 2001                               -                 -                 -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         147,815             4,766           (50,695)
   Net realized gain (loss) on investments
     and capital gains distributions                     (4,010)           (5,368)            1,926
   Net unrealized appreciation (depreciation)
     of investments                                     347,843           263,923           386,450
                                                ---------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                          491,648           263,321           337,681

Changes from principal transactions:
   Total unit transactions                           43,064,749        53,290,086        39,040,813
                                                ---------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                          43,064,749        53,290,086        39,040,813
                                                ---------------------------------------------------
Total increase (decrease)                            43,556,397        53,553,407        39,378,494
                                                ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $    43,556,397   $    53,553,407   $    39,378,494
                                                ===================================================

SEE ACCOMPANYING NOTES.

                                                  ING GET FUND          ING VP
                                                   - SERIES U          BALANCED         ING VP BOND
                                                -----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $             -    $   199,767,841    $    99,490,083

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                               -          9,113,021          6,509,189
   Net realized gain (loss) on investments
      and capital gains distributions                         -         (7,103,330)           869,818
   Net unrealized appreciation (depreciation)
      of investments                                          -        (12,960,839)           898,172
                                                -----------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                               -        (10,951,148)         8,277,179

Changes from principal transactions:
   Total unit transactions                                    -          1,130,931         36,691,750
                                                -----------------------------------------------------
   Increase (decrease) in assets derived from
      principal transactions                                  -          1,130,931         36,691,750
                                                -----------------------------------------------------
Total increase (decrease)                                     -         (9,820,217)        44,968,929
                                                -----------------------------------------------------
Net assets at December 31, 2001                               -        189,947,624        144,459,012

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                            (285)          (197,183)         3,229,664
   Net realized gain (loss) on investments
      and capital gains distributions                         3        (31,426,581)         4,300,950
   Net unrealized appreciation (depreciation)
      of investments                                        171         10,085,344          2,690,919
                                                -----------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                            (111)       (21,538,420)        10,221,533

Changes from principal transactions:
   Total unit transactions                              502,680        (19,541,370)         9,882,559
                                                -----------------------------------------------------
   Increase (decrease) in assets derived from
      principal transactions                            502,680        (19,541,370)         9,882,559
                                                -----------------------------------------------------
Total increase (decrease)                               502,569        (41,079,790)        20,104,092
                                                -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $       502,569    $   148,867,834    $   164,563,104
                                                =====================================================

                                                                                                             ING VP
                                                    ING VP                                ING VP            STRATEGIC
                                                   EMERGING         ING VP MONEY          NATURAL          ALLOCATION
                                                    MARKETS            MARKET            RESOURCES          BALANCED
                                                ------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $     1,255,139    $   211,808,608    $     2,800,522    $    21,090,188

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         200,313          8,471,018            (27,769)           242,613
   Net realized gain (loss) on investments
      and capital gains distributions                   (46,024)          (787,890)           (74,546)          (147,526)
   Net unrealized appreciation (depreciation)
      of investments                                   (286,135)          (382,266)          (343,776)        (1,743,663)
                                                ------------------------------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                        (131,846)         7,300,862           (446,091)        (1,648,576)

Changes from principal transactions:
   Total unit transactions                             (211,449)        73,917,208           (351,677)        (2,051,275)
                                                ------------------------------------------------------------------------
   Increase (decrease) in assets derived from
      principal transactions                           (211,449)        73,917,208           (351,677)        (2,051,275)
                                                ------------------------------------------------------------------------
Total increase (decrease)                              (343,295)        81,218,070           (797,768)        (3,699,851)
                                                ------------------------------------------------------------------------
Net assets at December 31, 2001                         911,844        293,026,678          2,002,754         17,390,337

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         (11,406)         7,337,669            (19,167)           193,984
   Net realized gain (loss) on investments
      and capital gains distributions                  (281,423)        (5,982,099)            18,761         (1,295,397)
   Net unrealized appreciation (depreciation)
      of investments                                    220,172           (371,722)           (80,642)          (696,127)
                                                ------------------------------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                         (72,657)           983,848            (81,048)        (1,797,540)

Changes from principal transactions:
   Total unit transactions                             (190,137)       (31,454,767)          (354,905)        (1,248,792)
                                                ------------------------------------------------------------------------
   Increase (decrease) in assets derived from
      principal transactions                           (190,137)       (31,454,767)          (354,905)        (1,248,792)
                                                ------------------------------------------------------------------------
Total increase (decrease)                              (262,794)       (30,470,919)          (435,953)        (3,046,332)
                                                ------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $       649,050    $   262,555,759    $     1,566,801    $    14,344,005
                                                ========================================================================

                                                     ING VP            ING VP
                                                   STRATEGIC          STRATEGIC          ING ALGER
                                                   ALLOCATION        ALLOCATION         AGGRESSIVE
                                                     GROWTH            INCOME             GROWTH
                                                -----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $    17,520,083    $    26,191,216    $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                          57,331            757,517                  -
   Net realized gain (loss) on investments
      and capital gains distributions                  (214,747)          (148,474)                 -
   Net unrealized appreciation (depreciation)
      of investments                                 (2,028,011)        (1,543,863)                 -
                                                -----------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                      (2,185,427)          (934,820)                 -

Changes from principal transactions:
   Total unit transactions                           (1,458,785)        (1,909,739)                 -
                                                -----------------------------------------------------
   Increase (decrease) in assets derived from
      principal transactions                         (1,458,785)        (1,909,739)                 -
                                                -----------------------------------------------------
Total increase (decrease)                            (3,644,212)        (2,844,559)                 -
                                                -----------------------------------------------------
Net assets at December 31, 2001                      13,875,871         23,346,657                  -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                          59,179            430,614               (107)
   Net realized gain (loss) on investments
      and capital gains distributions                (1,733,172)          (810,159)                 2
   Net unrealized appreciation (depreciation)
      of investments                                   (367,779)          (898,794)           (11,590)
                                                -----------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                      (2,041,772)        (1,278,339)           (11,695)

Changes from principal transactions:
   Total unit transactions                             (577,200)        (1,980,031)           190,364
                                                -----------------------------------------------------
   Increase (decrease) in assets derived from
      principal transactions                           (577,200)        (1,980,031)           190,364
                                                -----------------------------------------------------
Total increase (decrease)                            (2,618,972)        (3,258,370)           178,669
                                                -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $    11,256,899    $    20,088,287    $       178,669
                                                =====================================================

SEE ACCOMPANYING NOTES.

                                                                    ING AMERICAN         ING BARON
                                                   ING ALGER        CENTURY SMALL        SMALL CAP
                                                    GROWTH            CAP VALUE           GROWTH
                                                -----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $             -    $             -    $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                               -                  -                  -
   Net realized gain (loss) on investments
      and capital gains distributions                         -                  -                  -
   Net unrealized appreciation (depreciation)
      of investments                                          -                  -                  -
                                                -----------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                               -                  -                  -

Changes from principal transactions:

   Total unit transactions                                    -                  -                  -
                                                -----------------------------------------------------
   Increase (decrease) in assets derived from
      principal transactions                                  -                  -                  -
                                                -----------------------------------------------------
Total increase (decrease)                                     -                  -                  -
                                                -----------------------------------------------------
Net assets at December 31, 2001                               -                  -                  -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             (19)              (467)              (588)
   Net realized gain (loss) on investments
      and capital gains distributions                        (4)            (4,695)             5,232
   Net unrealized appreciation (depreciation)
      of investments                                       (929)             6,863                327
                                                -----------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                            (952)             1,701              4,971

Changes from principal transactions:

   Total unit transactions                               10,365            171,139            188,307
                                                -----------------------------------------------------
   Increase (decrease) in assets derived from
      principal transactions                             10,365            171,139            188,307
                                                -----------------------------------------------------
Total increase (decrease)                                 9,413            172,840            193,278
                                                -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $         9,413    $       172,840    $       193,278
                                                =====================================================

                                                  ING GOLDMAN       ING JPMORGAN                             ING MFS
                                                SACHS(R) CAPITAL       FLEMING         ING JPMORGAN          CAPITAL
                                                    GROWTH          INTERNATIONAL      MID CAP VALUE      OPPORTUNITIES
                                                ------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $             -    $    38,279,673    $             -    $    78,233,370

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                               -          8,217,492                  -         12,719,778
   Net realized gain (loss) on investments
      and capital gains distributions                         -        (18,250,125)                 -         (7,777,680)
   Net unrealized appreciation (depreciation)
      of investments                                          -           (320,460)                 -        (27,031,102)
                                                ------------------------------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                               -        (10,353,093)                 -        (22,089,004)

Changes from principal transactions:
   Total unit transactions                                    -          2,522,566                             6,687,762
                                                ------------------------------------------------------------------------
   Increase (decrease) in assets derived from
      principal transactions                                  -          2,522,566                  -          6,687,762
                                                ------------------------------------------------------------------------
Total increase (decrease)                                     -         (7,830,527)                 -        (15,401,242)
                                                ------------------------------------------------------------------------
Net assets at December 31, 2001                               -         30,449,146                  -         62,832,128

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             (24)          (153,993)                 6           (592,876)
   Net realized gain (loss) on investments
      and capital gains distributions                         1         (3,362,234)                (9)       (41,812,683)
   Net unrealized appreciation (depreciation)
      of investments                                       (548)          (590,934)            (2,299)        23,516,791
                                                ------------------------------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                            (571)        (4,107,161)            (2,302)       (18,888,768)

Changes from principal transactions:
   Total unit transactions                               18,664         (2,297,935)            89,227         (8,202,573)
                                                ------------------------------------------------------------------------
   Increase (decrease) in assets derived from
      principal transactions                             18,664         (2,297,935)            89,227         (8,202,573)
                                                ------------------------------------------------------------------------
Total increase (decrease)                                18,093         (6,405,096)            86,925        (27,091,341)
                                                ------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $        18,093    $    24,044,050    $        86,925    $    35,740,787
                                                ========================================================================

                                                    ING MFS            ING MFS           ING OPCAP
                                                 GLOBAL GROWTH        RESEARCH         BALANCED VALUE
                                                -----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $             -    $    97,910,276    $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                               -         16,100,795                  -
   Net realized gain (loss) on investments
      and capital gains distributions                         -         (5,309,113)                 -
   Net unrealized appreciation (depreciation)
      of investments                                          -        (32,124,468)                 -
                                                -----------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                               -        (21,332,786)                 -

Changes from principal transactions:
   Total unit transactions                                    -         (7,183,612)                 -
                                                -----------------------------------------------------
   Increase (decrease) in assets derived from
      principal transactions                                  -         (7,183,612)                 -
                                                -----------------------------------------------------
Total increase (decrease)                                     -        (28,516,398)                 -
                                                -----------------------------------------------------
Net assets at December 31, 2001                               -         69,393,878                  -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                              (2)          (600,220)               (24)
   Net realized gain (loss) on investments
      and capital gains distributions                       (28)       (43,750,229)                88
   Net unrealized appreciation (depreciation)
      of investments                                        (17)        27,569,249                272
                                                -----------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                             (47)       (16,781,200)               336

Changes from principal transactions:
   Total unit transactions                                1,449        (11,943,836)            14,908
                                                -----------------------------------------------------
   Increase (decrease) in assets derived from
      principal transactions                              1,449        (11,943,836)            14,908
                                                -----------------------------------------------------
Total increase (decrease)                                 1,402        (28,725,036)            15,244
                                                -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $         1,402    $    40,668,842    $        15,244
                                                =====================================================

SEE ACCOMPANYING NOTES.

                                                                     ING SALOMON
                                                                      BROTHERS          ING SALOMON
                                                   ING PIMCO         AGGRESSIVE          BROTHERS
                                                 TOTAL RETURN          GROWTH             CAPITAL
                                                -----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $             -    $   136,684,647    $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                               -          5,810,330                  -
   Net realized gain (loss) on investments
      and capital gains distributions                         -        (51,885,576)                 -
   Net unrealized appreciation (depreciation)
      of investments                                          -         10,682,971                  -
                                                -----------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                               -        (35,392,275)                 -

Changes from principal transactions:
   Total unit transactions                                    -         (9,757,019)                 -
                                                -----------------------------------------------------
   Increase (decrease) in assets derived from
      principal transactions                                  -         (9,757,019)                 -
                                                -----------------------------------------------------
Total increase (decrease)                                     -        (45,149,294)                 -
                                                -----------------------------------------------------
Net assets at December 31, 2001                               -         91,535,353                  -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                          13,728           (848,784)                 -
   Net realized gain (loss) on investments
      and capital gains distributions                    17,752        (25,188,977)                 -
   Net unrealized appreciation (depreciation)
      of investments                                     18,387         (4,736,656)                34
                                                -----------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                          49,867        (30,774,417)                34

Changes from principal transactions:
   Total unit transactions                            1,225,161        (13,753,107)             5,000
                                                -----------------------------------------------------
   Increase (decrease) in assets derived from
      principal transactions                          1,225,161        (13,753,107)             5,000
                                                -----------------------------------------------------
Total increase (decrease)                             1,275,028        (44,527,524)             5,034
                                                -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $     1,275,028    $    47,007,829    $         5,034
                                                =====================================================

                                                  ING SALOMON        ING T. ROWE          ING UBS            ING VAN
                                                   BROTHERS         PRICE GROWTH      TACTICAL ASSET          KAMPEN
                                                INVESTORS VALUE        EQUITY           ALLOCATION           COMSTOCK
                                                ------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $             -    $   113,229,886    $             -    $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                               -         14,327,213                  -                  -
   Net realized gain (loss) on investments
      and capital gains distributions                         -         (4,691,348)                 -                  -
   Net unrealized appreciation (depreciation)
      of investments                                          -        (22,787,331)                 -                  -
                                                ------------------------------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                               -        (13,151,466)                 -                  -

Changes from principal transactions:
   Total unit transactions                                    -        (10,683,369)                 -                  -
                                                ------------------------------------------------------------------------
   Increase (decrease) in assets derived from
      principal transactions                                  -        (10,683,369)                 -                  -
                                                ------------------------------------------------------------------------
Total increase (decrease)                                     -        (23,834,835)                 -                  -
                                                ------------------------------------------------------------------------
Net assets at December 31, 2001                               -         89,395,051                  -                  -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             (49)          (834,503)                 -                551
   Net realized gain (loss) on investments
      and capital gains distributions                        (4)       (31,652,050)                 -               (132)
   Net unrealized appreciation (depreciation)
      of investments                                     (1,647)        11,325,203                (12)           (11,139)
                                                ------------------------------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                          (1,700)       (21,161,350)               (12)           (10,720)

Changes from principal transactions:
   Total unit transactions                               16,049         (9,791,113)               440            329,703
                                                ------------------------------------------------------------------------
   Increase (decrease) in assets derived from
      principal transactions                             16,049         (9,791,113)               440            329,703
                                                ------------------------------------------------------------------------
Total increase (decrease)                                14,349        (30,952,463)               428            318,983
                                                ------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $        14,349    $    58,442,588    $           428    $       318,983
                                                ========================================================================

                                                 ING VP GROWTH                         ING VP INDEX
                                                  AND INCOME        ING VP GROWTH      PLUS LARGECAP
                                                -----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $   928,209,700    $    85,002,177    $   261,795,046

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                      (3,421,173)         7,586,438          7,044,685
   Net realized gain (loss) on investments
      and capital gains distributions              (113,876,325)       (37,814,320)       (36,788,778)
   Net unrealized appreciation (depreciation)
      of investments                                (55,992,671)         7,848,570         (9,243,704)
                                                -----------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                    (173,290,169)       (22,379,312)       (38,987,797)

Changes from principal transactions:
   Total unit transactions                          (91,273,079)       (10,534,849)         1,954,479
                                                -----------------------------------------------------
   Increase (decrease) in assets derived from
      principal transactions                        (91,273,079)       (10,534,849)         1,954,479
                                                -----------------------------------------------------
Total increase (decrease)                          (264,563,248)       (32,914,161)       (37,033,318)
                                                -----------------------------------------------------
Net assets at December 31, 2001                     663,646,452         52,088,016        224,761,728

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                      (1,351,932)          (472,716)        (1,838,073)
   Net realized gain (loss) on investments
      and capital gains distributions              (193,418,765)        (8,444,150)       (58,481,089)
   Net unrealized appreciation (depreciation)
      of investments                                 35,220,058         (5,648,119)        11,268,433
                                                -----------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                    (159,550,639)       (14,564,985)       (49,050,729)

Changes from principal transactions:
   Total unit transactions                          (88,129,791)        (9,236,832)       (21,294,271)
                                                -----------------------------------------------------
   Increase (decrease) in assets derived from
      principal transactions                        (88,129,791)        (9,236,832)       (21,294,271)
                                                -----------------------------------------------------
Total increase (decrease)                          (247,680,430)       (23,801,817)       (70,345,000)
                                                -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $   415,966,022    $    28,286,199    $   154,416,728
                                                =====================================================

SEE ACCOMPANYING NOTES.

                                                                                          ING VP
                                                 ING VP INDEX       ING VP INDEX       INTERNATIONAL
                                                  PLUS MIDCAP       PLUS SMALLCAP         EQUITY
                                                -----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $     6,733,274    $     1,097,872    $     9,707,836

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         455,151             53,118            (95,343)
   Net realized gain (loss) on investments
      and capital gains distributions                  (303,328)            16,027         (4,401,994)
   Net unrealized appreciation (depreciation)
      of investments                                   (366,632)           (19,980)         2,100,297
                                                -----------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                        (214,809)            49,165         (2,397,040)

Changes from principal transactions:
   Total unit transactions                            2,695,562          1,263,589            680,138
                                                -----------------------------------------------------
   Increase (decrease) in assets derived from
      principal transactions                          2,695,562          1,263,589            680,138
                                                -----------------------------------------------------
Total increase (decrease)                             2,480,753          1,312,754         (1,716,902)
                                                -----------------------------------------------------
Net assets at December 31, 2001                       9,214,027          2,410,626          7,990,934

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         (53,923)           (30,132)           (64,408)
   Net realized gain (loss) on investments
      and capital gains distributions                  (760,138)           (75,227)        (1,577,469)
   Net unrealized appreciation (depreciation)
      of investments                                 (1,413,335)          (732,353)          (299,583)
                                                -----------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                      (2,227,396)          (837,712)        (1,941,460)

Changes from principal transactions:
   Total unit transactions                            4,792,805          2,701,610           (821,654)
                                                -----------------------------------------------------
   Increase (decrease) in assets derived from
      principal transactions                          4,792,805          2,701,610           (821,654)
                                                -----------------------------------------------------
Total increase (decrease)                             2,565,409          1,863,898         (2,763,114)
                                                -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $    11,779,436    $     4,274,524    $     5,227,820
                                                =====================================================

                                                                                                             ING VP
                                                                                                             GROWTH
                                                  ING VP SMALL         ING VP           ING VP VALUE     OPPORTUNITIES -
                                                    COMPANY          TECHNOLOGY         OPPORTUNITY          CLASS R
                                                ------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $    47,270,402    $     9,832,599    $    19,709,584    $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                       1,495,826           (128,546)           890,299                  -
   Net realized gain (loss) on investments
      and capital gains distributions                   (79,276)        (7,168,946)          (717,768)                 -
   Net unrealized appreciation (depreciation)
      of investments                                    422,864          3,648,984         (3,302,248)                 -
                                                ------------------------------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                       1,839,414         (3,648,508)        (3,129,717)                 -

Changes from principal transactions:
   Total unit transactions                           13,466,616          5,560,799          9,782,353                  -
                                                ------------------------------------------------------------------------
   Increase (decrease) in assets derived from
      principal transactions                         13,466,616          5,560,799          9,782,353                  -
                                                ------------------------------------------------------------------------
Total increase (decrease)                            15,306,030          1,912,291          6,652,636                  -
                                                ------------------------------------------------------------------------
Net assets at December 31, 2001                      62,576,432         11,744,890         26,362,220                  -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                        (468,856)          (108,774)          (184,300)              (282)
   Net realized gain (loss) on investments
      and capital gains distributions                (3,580,613)        (3,681,243)        (4,332,295)             1,805
   Net unrealized appreciation (depreciation)
      of investments                                (14,440,776)        (1,844,374)        (2,719,443)           (19,103)
                                                ------------------------------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                     (18,490,245)        (5,634,391)        (7,236,038)           (17,580)

Changes from principal transactions:
   Total unit transactions                            8,071,713            453,564         (2,125,197)           401,831
                                                ------------------------------------------------------------------------
   Increase (decrease) in assets derived from
      principal transactions                          8,071,713            453,564         (2,125,197)           401,831
                                                ------------------------------------------------------------------------
Total increase (decrease)                           (10,418,532)        (5,180,827)        (9,361,235)           384,251
                                                ------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $    52,157,900    $     6,564,063    $    17,000,985    $       384,251
                                                ========================================================================

                                                    ING VP
                                                    GROWTH             ING VP              ING VP
                                                OPPORTUNITIES -     INTERNATIONAL        MAGNACAP -
                                                    CLASS S             VALUE              CLASS R
                                                -----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $             -    $             -    $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                            (495)                 -                  -
   Net realized gain (loss) on investments
      and capital gains distributions                    (2,161)                 -                  -
   Net unrealized appreciation (depreciation)
      of investments                                        (54)                 -                  -
                                                -----------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                          (2,710)                 -                  -

Changes from principal transactions:
   Total unit transactions                              144,161                  -                  -
                                                -----------------------------------------------------
   Increase (decrease) in assets derived from
      principal transactions                            144,161                  -                  -
                                                -----------------------------------------------------
Total increase (decrease)                               141,451                  -                  -
                                                -----------------------------------------------------
Net assets at December 31, 2001                         141,451                  -                  -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                          (1,717)               269                128
   Net realized gain (loss) on investments
      and capital gains distributions                   (27,626)           (18,718)               (20)
   Net unrealized appreciation (depreciation)
      of investments                                    (29,240)           (30,118)            (5,689)
                                                -----------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                         (58,583)           (48,567)            (5,581)

Changes from principal transactions:
   Total unit transactions                               42,350            452,550             32,385
                                                -----------------------------------------------------
   Increase (decrease) in assets derived from
      principal transactions                             42,350            452,550             32,385
                                                -----------------------------------------------------
Total increase (decrease)                               (16,233)           403,983             26,804
                                                -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $       125,218    $       403,983    $        26,804
                                                =====================================================

SEE ACCOMPANYING NOTES.

                                                    ING VP                                ING VP
                                                    MIDCAP            ING VP              MIDCAP
                                                OPPORTUNITIES -      MAGNACAP -       OPPORTUNITIES -
                                                    CLASS S           CLASS S             CLASS R
                                                -----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $             -    $             -    $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                           (3,490)               501                  -
  Net realized gain (loss) on investments and
    capital gains distributions                         (11,400)            (1,655)                 -
  Net unrealized appreciation (depreciation)
    of investments                                       10,360              6,282                  -
                                                -----------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                            (4,530)             5,128                  -

Changes from principal transactions:
  Total unit transactions                               869,213            425,382                  -
                                                -----------------------------------------------------
  Increase (decrease) in assets derived from
    principal transactions                              869,213            425,382                  -
                                                -----------------------------------------------------
Total increase (decrease)                               864,683            430,510                  -
                                                -----------------------------------------------------
Net assets at December 31, 2001                         864,683            430,510                  -

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                          (22,826)              (757)               (15)
  Net realized gain (loss) on investments and
    capital gains distributions                         (97,225)            (9,688)              (200)
  Net unrealized appreciation (depreciation)
    of investments                                     (459,418)          (121,268)              (805)
                                                -----------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                          (579,469)          (131,713)            (1,020)

Changes from principal transactions:
  Total unit transactions                             2,297,956            190,925             77,118
                                                -----------------------------------------------------
  Increase (decrease) in assets derived from
    principal transactions                            2,297,956            190,925             77,118
                                                -----------------------------------------------------
Total increase (decrease)                             1,718,487             59,212             76,098
                                                -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $     2,583,170    $       489,722    $        76,098
                                                =====================================================

                                                    ING VP             ING VP
                                                   SMALLCAP           SMALLCAP          JANUS ASPEN
                                                OPPORTUNITIES -    OPPORTUNITIES -       AGGRESSIVE        JANUS ASPEN
                                                    CLASS R            CLASS S             GROWTH            BALANCED
                                                ------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $             -    $             -    $   274,462,060    $   244,144,219

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                -             (3,318)        (2,163,717)         3,408,631
  Net realized gain (loss) on investments and
    capital gains distributions                               -           (119,912)      (102,981,631)        (3,517,430)
  Net unrealized appreciation (depreciation)
    of investments                                            -             26,260           (425,456)       (14,919,519)
                                                ------------------------------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                                 -            (96,970)      (105,570,804)       (15,028,318)

Changes from principal transactions:
  Total unit transactions                                     -          1,377,039        (27,084,902)        11,125,134
                                                ------------------------------------------------------------------------
  Increase (decrease) in assets derived from
    principal transactions                                    -          1,377,039        (27,084,902)        11,125,134
                                                ------------------------------------------------------------------------
Total increase (decrease)                                     -          1,280,069       (132,655,706)        (3,903,184)
                                                ------------------------------------------------------------------------
Net assets at December 31, 2001                               -          1,280,069        141,806,354        240,241,035

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                             (130)           (20,930)        (1,204,437)         2,535,700
  Net realized gain (loss) on investments and
    capital gains distributions                          (9,641)          (338,439)      (110,103,453)       (19,145,911)
  Net unrealized appreciation (depreciation)
    of investments                                       (3,578)          (622,428)        73,321,455         (1,489,908)
                                                ------------------------------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                           (13,349)          (981,797)       (37,986,435)       (18,100,119)

Changes from principal transactions:
  Total unit transactions                                71,794          1,473,449        (26,586,808)       (24,315,508)
                                                ------------------------------------------------------------------------
  Increase (decrease) in assets derived from
    principal transactions                               71,794          1,473,449        (26,586,808)       (24,315,508)
                                                ------------------------------------------------------------------------
Total increase (decrease)                                58,445            491,652        (64,573,243)       (42,415,627)
                                                ------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $        58,445    $     1,771,721    $    77,233,111    $   197,825,408
                                                ========================================================================

                                                                                        JANUS ASPEN
                                                  JANUS ASPEN        JANUS ASPEN         WORLDWIDE
                                                FLEXIBLE INCOME        GROWTH             GROWTH
                                                -----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $    18,729,553    $   267,652,979    $   483,862,628

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                        1,003,379         (2,103,210)        (2,995,164)
  Net realized gain (loss) on investments and
    capital gains distributions                         291,118        (29,054,576)       (52,114,953)
  Net unrealized appreciation (depreciation)
    of investments                                       (9,015)       (38,086,553)       (56,467,361)
                                                -----------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                         1,285,482        (69,244,339)      (111,577,478)

Changes from principal transactions:
  Total unit transactions                             3,925,181        (21,629,929)       (40,889,293)
                                                -----------------------------------------------------
  Increase (decrease) in assets derived from
    principal transactions                            3,925,181        (21,629,929)       (40,889,293)
                                                -----------------------------------------------------
Total increase (decrease)                             5,210,663        (90,874,268)      (152,466,771)
                                                -----------------------------------------------------
Net assets at December 31, 2001                      23,940,216        176,778,711        331,395,857

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                          856,419         (1,668,494)        (1,012,698)
  Net realized gain (loss) on investments and
    capital gains distributions                         761,446        (88,052,075)      (139,153,473)
  Net unrealized appreciation (depreciation)
    of investments                                      571,088         45,741,303         58,703,035
                                                -----------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                         2,188,953        (43,979,266)       (81,463,136)

Changes from principal transactions:
  Total unit transactions                             2,262,579        (34,296,856)       (51,652,618)
                                                -----------------------------------------------------
  Increase (decrease) in assets derived from
    principal transactions                            2,262,579        (34,296,856)       (51,652,618)
                                                -----------------------------------------------------
Total increase (decrease)                             4,451,532        (78,276,122)      (133,115,754)
                                                -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $    28,391,748    $    98,502,589    $   198,280,103
                                                =====================================================

SEE ACCOMPANYING NOTES.

                                                  LORD ABBETT
                                                  GROWTH AND         LORD ABBETT       MFS(R) GLOBAL
                                                    INCOME          MID-CAP VALUE       GOVERNMENTS
                                                -----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $             -    $             -    $     1,537,291

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                -                  -             39,877
  Net realized gain (loss) on investments and
    capital gains distributions                               -                  -             52,236
  Net unrealized appreciation (depreciation)
    of investments                                            -                  -            (40,415)
                                                -----------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                                 -                  -             51,698

Changes from principal transactions:
  Total unit transactions                                     -                  -            153,415
                                                -----------------------------------------------------
  Increase (decrease) in assets derived from
    principal transactions                                    -                  -            153,415
                                                -----------------------------------------------------
Total increase (decrease)                                     -                  -            205,113
                                                -----------------------------------------------------
Net assets at December 31, 2001                               -                  -          1,742,404

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                            1,030                849             36,000
  Net realized gain (loss) on investments and
    capital gains distributions                             (52)           (21,787)            31,230
  Net unrealized appreciation (depreciation)
    of investments                                      (19,377)           (25,338)            84,246
                                                -----------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                           (18,399)           (46,276)           151,476

Changes from principal transactions:
  Total unit transactions                               439,912            520,237            826,559
                                                -----------------------------------------------------
  Increase (decrease) in assets derived from
    principal transactions                              439,912            520,237            826,559
                                                -----------------------------------------------------
Total increase (decrease)                               421,513            473,961            978,035
                                                -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $       421,513    $       473,961    $     2,720,439
                                                =====================================================

                                                                                                           OPPENHEIMER
                                                                     OPPENHEIMER        OPPENHEIMER        MAIN STREET
                                                  MFS(R) TOTAL       AGGRESSIVE           GLOBAL            GROWTH &
                                                     RETURN            GROWTH           SECURITIES           INCOME
                                                ------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $    63,398,107    $    57,052,022    $    17,259,574    $    67,652,421

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                        3,012,322          6,906,604          1,960,521           (500,428)
  Net realized gain (loss) on investments and
    capital gains distributions                          (4,439)       (42,931,360)        (1,060,601)        (1,058,708)
  Net unrealized appreciation (depreciation)
    of investments                                   (3,698,764)        15,925,135         (3,174,371)        (6,494,391)
                                                ------------------------------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                          (690,881)       (20,099,621)        (2,274,451)        (8,053,527)

Changes from principal transactions:
  Total unit transactions                            31,202,325          3,496,997          1,417,786          6,109,792
                                                ------------------------------------------------------------------------
  Increase (decrease) in assets derived from
    principal transactions                           31,202,325          3,496,997          1,417,786          6,109,792
                                                ------------------------------------------------------------------------
Total increase (decrease)                            30,511,444        (16,602,624)          (856,665)        (1,943,735)
                                                ------------------------------------------------------------------------
Net assets at December 31, 2001                      93,909,551         40,449,398         16,402,909         65,708,686

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                          355,083           (188,891)          (124,319)          (327,654)
  Net realized gain (loss) on investments and
    capital gains distributions                       3,616,803         (5,968,060)        (3,498,317)       (11,300,002)
  Net unrealized appreciation (depreciation)
    of investments                                  (10,681,462)        (5,031,083)        (1,163,987)        (1,390,151)
                                                ------------------------------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                        (6,709,576)       (11,188,034)        (4,786,623)       (13,017,807)

Changes from principal transactions:
  Total unit transactions                             4,525,040         (5,331,166)         3,560,532         (3,890,270)
                                                ------------------------------------------------------------------------
  Increase (decrease) in assets derived from
    principal transactions                            4,525,040         (5,331,166)         3,560,532         (3,890,270)
                                                ------------------------------------------------------------------------
Total increase (decrease)                            (2,184,536)       (16,519,200)        (1,226,091)       (16,908,077)
                                                ------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $    91,725,015    $    23,930,198    $    15,176,818    $    48,800,609
                                                ========================================================================

                                                   OPPENHEIMER      PIONEER EQUITY        PIONEER
                                                 STRATEGIC BOND       INCOME VCT            VCT
                                                -----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $    23,334,535    $             -    $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                        1,267,653                  -                  -
  Net realized gain (loss) on investments and
    capital gains distributions                         (55,135)                 -                  -
  Net unrealized appreciation (depreciation)
    of investments                                     (335,512)                 -                  -
                                                -----------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                           877,006                  -                  -

Changes from principal transactions:
  Total unit transactions                             4,680,276                  -                  -
                                                -----------------------------------------------------
  Increase (decrease) in assets derived from
    principal transactions                            4,680,276                  -                  -
                                                -----------------------------------------------------
Total increase (decrease)                             5,557,282                  -                  -
                                                -----------------------------------------------------
Net assets at December 31, 2001                      28,891,817                  -                  -

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                        1,845,683              1,445                  -
  Net realized gain (loss) on investments and
    capital gains distributions                      (1,631,959)              (909)                 -
  Net unrealized appreciation (depreciation)
    of investments                                    1,589,777             (5,978)                 1
                                                -----------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                         1,803,501             (5,442)                 1

Changes from principal transactions:
  Total unit transactions                             2,039,563            158,735              1,302
                                                -----------------------------------------------------
  Increase (decrease) in assets derived from
    principal transactions                            2,039,563            158,735              1,302
                                                -----------------------------------------------------
Total increase (decrease)                             3,843,064            153,293              1,303
                                                -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $    32,734,881    $       153,293    $         1,303
                                                =====================================================

SEE ACCOMPANYING NOTES.

                                                                                        SP JENNISON
                                                  PIONEER MID        PRUDENTIAL        INTERNATIONAL
                                                 CAP VALUE VCT        JENNISON            GROWTH
                                                -----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $             -    $             -    $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                -             (1,106)              (620)
  Net realized gain (loss) on investments and
    capital gains distributions                               -            (11,906)           (27,800)
  Net unrealized appreciation (depreciation)
    of investments                                            -             20,719                656
                                                -----------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                                 -              7,707            (27,764)

Changes from principal transactions:
  Total unit transactions                                     -            715,846             87,050
                                                -----------------------------------------------------
  Increase (decrease) in assets derived from
    principal transactions                                    -            715,846             87,050
                                                -----------------------------------------------------
Total increase (decrease)                                     -            723,553             59,286
                                                -----------------------------------------------------
Net assets at December 31, 2001                               -            723,553             59,286

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                             (127)            (8,938)            (2,814)
  Net realized gain (loss) on investments and
    capital gains distributions                          (9,025)          (252,055)           (44,193)
  Net unrealized appreciation (depreciation)
    of investments                                           50            (50,168)            (7,265)
                                                -----------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                            (9,102)          (311,161)           (54,272)

Changes from principal transactions:
  Total unit transactions                                39,527             14,555            208,824
                                                -----------------------------------------------------
  Increase (decrease) in assets derived from
    principal transactions                               39,527             14,555            208,824
                                                -----------------------------------------------------
Total increase (decrease)                                30,425           (296,606)           154,552
                                                -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $        30,425    $       426,947    $       213,838
                                                =====================================================

SEE ACCOMPANYING NOTES.

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account B

                          Notes to Financial Statements

                                December 31, 2002

1. ORGANIZATION

ING Life Insurance and Annuity Company Variable Annuity Account B (the "Account") was established by ING Insurance Company of America ("ILIAC" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The account is sold exclusively for use with variable annuity Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2002, the Account had 110 investment divisions (the "Divisions"), 50 of which invest in independently managed mutual funds and 60 of which invest in mutual funds managed by affiliates, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2002 and related Trusts are as follows:

AIM V.I. Funds:

   AIM V.I. Capital Appreciation Fund - Series I Shares

   AIM V.I. Core Equity Fund - Series I Shares

   AIM V.I. Government Securities Fund - Series I Shares

   AIM V.I. Growth Fund - Series I Shares

   AIM V.I. Premier Equity Fund - Series I Shares

Alger American Funds:
   Alger American Balanced Portfolio
   Alger American Income & Growth Portfolio
   Alger American Leveraged AllCap Portfolio
Alliance Funds:
   Alliance Growth and Income
   Alliance Premier Growth Portfolio
   Alliance Quasar Portfolio
American Century VP Funds:
   American Century VP Balanced Fund
   American Century VP International Fund
Brinson Series Funds:
   Brinson Tactical Allocation Portfolio - Class I
Calvert Social Balanced Portfolio
Federated Insurance Series:
    Federated American Leaders Fund II
    Federated Equity Income Fund II
    Federated Fund for U.S. Government Securities II
    Federated Growth Strategies Fund II

    Federated High Income Bond Fund II
    Federated International Equity Fund II
    Federated Prime Money Fund II
    Federated Utility Fund II
Fidelity(R) Variable Insurance Products Fund:
    Fidelity(R) VIP Equity-Income Portfolio - Initial Class
    Fidelity(R) VIP Growth Portfolio - Initial Class

Fidelity Variable Insurance Products Fund II (continued):
    Fidelity(R) VIP II Index 500 Portfolio - Initial Class
    Fidelity(R) VIP II Investment Grade Bond Portfolio - Initial Class Franklin Templeton Variable Insurance Products Trust:
    Franklin Small Cap Value Securities Fund - Class 2**
ING GET Fund:
    ING GET Fund - Series D
    ING GET Fund - Series E
    ING GET Fund - Series G
    ING GET Fund - Series H
    ING GET Fund - Series I
    ING GET Fund - Series J
    ING GET Fund - Series K
    ING GET Fund - Series L
    ING GET Fund - Series M*
    ING GET Fund - Series N*
    ING GET Fund - Series P*
    ING GET Fund - Series Q*
    ING GET Fund - Series R**
    ING GET Fund - Series S**
    ING GET Fund - Series T**
    ING GET Fund - Series U**
ING VP Balanced Portfolio, Inc. - Class R
ING VP Bond Portfolio - Class R
ING VP Emerging Markets Fund
ING VP Money Market Portfolio - Class R
ING VP Natural Resources Trust
ING Generations Portfolio, Inc.:
    ING VP Strategic Allocation Balanced Portfolio - Class R
    ING VP Strategic Allocation Growth Portfolio - Class R
    ING VP Strategic Allocation Income Portfolio - Class R
ING Partners, Inc.:

    Fidelity(R) VIP High Income Portfolio - Initial Class
    Fidelity(R) VIP Overseas Portfolio - Initial Class
Fidelity Variable Insurance Products Fund II:
    Fidelity(R) VIP II ASSET MANAGER(SM) Portfolio - Initial Class Fidelity(R) VIP II Contrafund(R) Portfolio - Initial Class

    ING Alger Aggressive Growth Portfolio - Service Class**

    ING Alger Growth Portfolio - Service Class**
    ING American Century Small Cap Value Portfolio**
    ING Baron Small Cap Growth Portfolio - Service Class**
    ING Goldman Sachs Capital Growth Portfolio - Service Class**

   ING JP Morgan Fleming International Portfolio - Initial Class
   ING JP Morgan Mid Cap Value Portfolio - Service Class**
   ING MFS Capital Opportunities Portfolio - Initial Class
   ING MFS Global Growth Portfolio - Service Class**
   ING MFS Research Portfolio - Initial Class
   ING OpCap Balanced Value Portfolio - Service Class**

   ING PIMCO Total Return Portfolio - Service Class**
   ING Salomon Brothers Aggressive Growth Portfolio - Initial Class ING Salomon Brothers Capital Portfolio - Service Class**
   ING Salomon Brothers Investors Value Portfolio - Service Class** ING T. Rowe Price Growth Equity Portfolio - Initial Class
   ING UBS Tactical Asset Allocation Portfolio - Service Class** ING Van Kampen Comstock Portfolio - Service Class**
ING Variable Funds:
   ING VP Growth and Income Portfolio - Class R
ING Variable Portfolios, Inc.:
   ING VP Growth Portfolio - Class R
   ING VP Index Plus LargeCap Portfolio - Class R
   ING VP Index Plus MidCap Portfolio - Class R
   ING VP Index Plus SmallCap Portfolio - Class R
   ING VP International Equity Portfolio - Class R
   ING VP Small Company Portfolio - Class R
   ING VP Technology Portfolio - Class R
   ING VP Value Opportunity Portfolio - Class R
ING Variable Products Trust:
   ING VP MagnaCap Portfolio - Class R**
   ING VP MagnaCap Portfolio - Class S*
   ING VP MidCap Opportunities Portfolio - Class R**
   ING VP MidCap Opportunities Portfolio - Class S*
   ING VP SmallCap Opportunities Portfolio - Class R**
   ING VP SmallCap Opportunities Portfolio - Class S*
Janus Aspen Series:
   Janus Aspen Aggressive Growth Portfolio - Institutional Shares Janus Aspen Balanced Portfolio - Inst Shares
   Janus Aspen Flexible Income Portfolio - Inst Shares
   Janus Aspen Growth Portfolio - Inst Shares
   Janus Aspen Worldwide Growth Portfolio - Inst Shares

Lord Abbett Funds:
   Lord Abbett Growth and Income Portfolio**

   Lord Abbett MidCap Value Portfolio**
MFS(R) Funds:
   MFS(R) Global Governments Series
   MFS(R) Total Return Series - Initial Class
Oppenheimer Variable Account Funds:
   Oppenheimer Aggressive Growth Fund/VA
   Oppenheimer Global Securities Fund/VA
   Oppenheimer Main Street Growth & Income Fund/VA
   Oppenheimer Strategic Bond Fund/VA
Pioneer Variable Contracts Trust:
   Pioneer Equity Income VCT Portfolio - Class I**
   Pioneer VCT Portfolio - Class I**
   Pioneer Mid Cap Value VCT Portfolio - Class I**

   ING VP Growth Opportunities Portfolio - Class R**
   ING VP Growth Opportunities Portfolio - Class S*
   ING VP International Value Portfolio - Class R**

Prudential Series Fund, Inc.:
   Prudential Jennison Portfolio - Class II Shares*
   SP Jennison International Growth Portfolio - Class II Shares*

*  Investment Division added in 2001.
** Investment Division added in 2002.

Effective September 15, 2000, the Brinson Series Trust Small Cap Portfolio (formerly the Mitchell Hutchins Series Trust Small Cap Portfolio) was closed to new Contractowners and to new investments from existing Contractowners. All remaining amounts were transferred to other Funds prior to December 31, 2001 at the Contractowners' direction.

Effective October 8, 2001, the Brinson Series Trust Growth and Income Portfolio (formerly the Mitchell Hutchins Series Trust Growth and Income Portfolio) was closed to new Contractowners and to new investments from existing
Contractowners. All remaining amounts were transferred to other Funds prior to December 31, 2001 at the Contractowners' direction.

ING GET Fund Series C reached the end of its offering period and closed on December 16, 2001. All remaining amounts were transferred to other Funds prior to December 31, 2001 at the Contractowners' direction.

The names of certain Divisions were changed during 2002. The following is a summary of current and former names for those Divisions:

               CURRENT NAME                                  FORMER NAME
------------------------------------------------------------------------------------
  AIM V.I. Core Equity                          AIM V.I. Growth and Income
  AIM V.I. Premier Equity                       AIM V.I. Value
  ING GET Fund - Series D                       Aetna GET Fund - Series D
  ING GET Fund - Series E                       Aetna GET Fund - Series E
  ING GET Fund - Series G                       Aetna GET Fund - Series G
  ING GET Fund - Series H                       Aetna GET Fund - Series H
  ING GET Fund - Series I                       Aetna GET Fund - Series I
  ING GET Fund - Series J                       Aetna GET Fund - Series J
  ING GET Fund - Series K                       Aetna GET Fund - Series K
  ING GET Fund - Series L                       Aetna GET Fund - Series L
  ING GET Fund - Series M                       Aetna GET Fund - Series M
  ING GET Fund - Series N                       Aetna GET Fund - Series N
  ING GET Fund - Series P                       Aetna GET Fund - Series P
  ING GET Fund - Series Q                       Aetna GET Fund - Series Q
  ING VP Balanced                               Aetna Balanced VP, Inc.
  ING VP Bond                                   Aetna Bond VP
  ING VP Emerging Markets                       Aetna Emerging Markets VP
  ING VP Money Market                           Aetna Money Market VP
  ING VP Natural Resources                      Aetna Natural Resources VP
  ING VP Strategic Allocation Balanced          Aetna Crossroads VP
  ING VP Strategic Allocation Growth            Aetna Ascent VP
  ING VP Strategic Allocation Income            Aetna Legacy VP
  ING JP Morgan Fleming International           PPI Scudder International Growth
  ING MFS Capital Opportunities                 PPI MFS Capital Opportunities
  ING MFS Research                              PPI MFS Research
  ING Salomon Brothers Aggressive Growth        PPI MFS Emerging Equities
  ING T. Rowe Price Growth Equity               PPI T. Rowe Price Growth Equity
  ING VP Growth and Income                      Aetna Growth and Income VP
  ING VP Growth                                 Aetna Growth VP
  ING VP Index Plus LargeCap                    Aetna Index Plus LargeCap VP
  ING VP Index Plus MidCap                      Aetna Index Plus MidCap VP
  ING VP Index Plus SmallCap                    Aetna Index Plus SmallCap VP
  ING VP International Equity                   Aetna International VP
  ING VP Small Company                          Aetna Small Company VP
  ING VP Technology                             Aetna Technology VP
  ING VP Value Opportunity                      Aetna Value Opportunity VP
  ING VP Growth Opportunities - Class S         Pilgrim Growth Opportunities
  ING VP MagnaCap - Class S                     Pilgrim International Value
  ING VP MidCap Opportunities - Class S         Pilgrim MidCap Opportunities
  ING VP SmallCap Opportunities - Class S       Pilgrim SmallCap Opportunities

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the
Account:

USE OF ESTIMATES

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined by specific identification. The difference between cost and current market value is recorded as unrealized appreciation or depreciation of investments.

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ILIAC.

ANNUITY RESERVES

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are recorded in the financial statements at the aggregate account values of the Contractholders invested in the Account Divisions. Annuity reserves held in the Account for currently payable contracts are computed according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 1983a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

3. CHARGES AND FEES

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges are deducted at annual rates of up to 1.90% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contract.

ADMINISTRATIVE CHARGES

A daily charge at an annual rate of up to 0.50% of the assets attributable to the Contracts is deducted, as specified in the Contract.

CONTRACT MAINTENANCE CHARGES

An annual contract or certificate maintenance fee of up to $20 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

CONTINGENT DEFERRED SALES CHARGES

For certain Contracts, a contingent deferred sales charge is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

PREMIUM TAXES

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 4.0% of premiums.

4.  RELATED PARTY TRANSACTIONS

During the year ended December 31, 2002, management fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING Balanced Portfolio, Inc., ING VP Emerging Markets Fund, ING VP Natural Resources Trust, ING VP Money Market Portfolio, ING Generations Portfolios, Inc., ING Variable Funds, ING VP Bond Portfolio, ING Variable Portfolios, Inc., and ING Variable Products Trust. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust. In addition, management fees were paid to ILIAC, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.75% to 1.00% of the average net assets of each respective Fund of the Trust.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                            YEAR ENDED DECEMBER 31,
                                                                         2002                      2001
                                                            -----------------------------------------------------
                                                                 PURCHASES       SALES     PURCHASES     SALES
                                                            -----------------------------------------------------
                                                                              (DOLLARS IN THOUSANDS)
AIM V.I. Funds:
   AIM V.I. Capital Appreciation                                  $ 24,514      $ 27,763    $ 12,618    $  6,381
   AIM V.I. Core Equity                                             38,407        44,855      10,567       4,862
   AIM V.I. Government Securities                                   32,681        16,817      11,327       2,444
   AIM V.I. Growth                                                  24,478        29,364       8,492       4,277
   AIM V.I. Premier Equity                                          68,844        80,157      24,777      12,092
Alger American Funds:
   Alger American Balanced                                           3,639         4,339         142       1,043
   Alger American Income & Growth                                   10,413        12,151         983       3,003
   Alger American Leveraged AllCap                                   9,454        10,850         463       2,747
Alliance Funds:
   Alliance Growth and Income                                       46,961        44,016      29,482         817
   Alliance Premier Growth                                          10,145        10,102       7,887         604
   Alliance Quasar                                                   1,723         1,577       1,231         408
American Century VP Funds:
   American Century VP Balanced                                      1,989         2,307         156         555
   American Century VP International                                 2,499         3,200         402         809
Brinson Series Funds:
   Brinson Growth & Income                                               -             -         258         946
   Brinson Small Cap                                                     -             -           -         180
   Brinson Tactical Allocation                                      14,269        15,619       6,605       1,725
Calvert Social Balanced Portfolio                                    1,931         1,806         332         618
Federated Insurance Series:
    Federated American Leaders                                       8,627        25,009       3,691      16,943
    Federated Federated Equity Income                                  820         4,394       1,658       5,373
    Federated Fund for U.S. Government Securities                    4,984         4,633       2,709       2,460
    Federated Growth Strategies                                        112         5,825       2,009       6,819
    Federated High Income Bond                                       6,847         9,302       2,881       6,274
    Federated International Equity                                     127         2,905       2,139       3,858
    Federated Prime Money                                            5,760         7,185       6,418       6,310
    Federated Utility                                                2,331         5,001         874       4,087
Fidelity(R) Variable Insurance Products Fund:
    Fidelity(R) VIP Equity-Income                                  247,113       252,808      80,363      53,521
    Fidelity(R) VIP Growth                                         141,688       162,277      30,277      21,128
    Fidelity(R) VIP High Income                                     58,138        58,116      21,375      16,342
    Fidelity(R) VIP Overseas                                        14,243        15,632       4,335       4,240
Fidelity Variable Insurance Products Fund II:
    Fidelity(R) VIP II ASSET MANAGER(SM)                            15,172        16,452       1,425       3,404
    Fidelity(R) VIP II Contrafund(R)                               175,617       186,406      24,172      33,597
    Fidelity(R) VIP II Index 500                                   121,951       136,223      50,031      65,319
    Fidelity(R) VIP II Investment Grade Bond                         3,174         3,538         215         913
Franklin Templeton Variable Insurance Products Trust:
    Franklin Small Cap Value Securities                              2,565         1,920           -           -

                                                                            YEAR ENDED DECEMBER 31,
                                                                         2002                      2001
                                                            -----------------------------------------------------
                                                                 PURCHASES       SALES     PURCHASES     SALES
                                                            -----------------------------------------------------
                                                                              (DOLLARS IN THOUSANDS)
ING GET Fund:
    ING GET Fund - Series C                                       $      -      $      -    $    349    $  4,990
    ING GET Fund - Series D                                         91,906       104,050       1,913      12,420
    ING GET Fund - Series E                                        287,090       310,958       3,579      36,784
    ING GET Fund - Series G                                        172,316       181,449         978      17,752
    ING GET Fund - Series H                                        131,547       142,911       1,466      11,739
    ING GET Fund - Series I                                         89,384        94,102         434       6,729
    ING GET Fund - Series J                                         76,351        81,025         485       6,370
    ING GET Fund - Series K                                         88,905        98,660       1,365       5,816
    ING GET Fund - Series L                                         78,713        85,764      89,118       7,492
    ING GET Fund - Series M                                        120,605       132,464     131,389       4,582
    ING GET Fund - Series N                                         97,858       110,571     111,246       9,055
    ING GET Fund - Series P                                         83,551        91,096      85,500       2,681
    ING GET Fund - Series Q                                        115,914        62,794       2,594         974
    ING GET Fund - Series R                                         47,063         3,851           -           -
    ING GET Fund - Series S                                         55,817         2,522           -           -
    ING GET Fund - Series T                                         39,328           338           -           -
    ING GET Fund - Series U                                            508             6           -           -
ING VP Balanced                                                     79,596        99,335      33,417      23,173
ING VP Bond                                                        125,655       111,843      63,481      20,280
ING VP Emerging Markets Fund                                           976         1,178         215         226
ING VP Money Market                                                760,239       784,356     831,495     749,107
ING VP Natural Resources Trust                                       1,139         1,513          21         400
ING Generations Portfolio, Inc.:
   ING VP Strategic Allocation Balanced                             13,854        14,909       1,228       3,037
   ING VP Strategic Allocation Growth                               11,735        12,253       1,104       2,506
   ING VP Strategic Allocation Income                               21,591        23,140       5,315       6,467
ING Partners, Inc.:
   ING Alger Aggressive Growth                                         190             -           -           -
   ING Alger Growth                                                     10             -           -           -
   ING American Century Small Cap Value                                253            82           -           -
   ING Baron Small Cap Growth                                          359           171           -           -
   ING Goldman Sachs Capital Growth                                     19             -           -           -
   ING JP Morgan Fleming International                             210,312       212,764     152,032     141,292
   ING JP Morgan Mid Cap Value                                          89             -           -           -
   ING MFS Capital Opportunities                                    46,601        55,397      29,866      10,459
   ING MFS Global Growth                                                 8             6           -           -
   ING MFS Research                                                 50,965        63,509      21,456      12,539
   ING OpCap Balanced Value                                             15             -           -           -
   ING PIMCO Total Return                                            1,359           107           -           -
   ING Salomon Brothers Aggressive Growth                          109,117       123,719     104,463     108,410
   ING Salomon Brothers Capital                                          5             -           -           -
   ING Salomon Brothers Investors Value                                 16             -           -           -
   ING T. Rowe Price Growth Equity                                  77,576        88,202      21,394      17,750
   ING UBS Tactical Asset Allocation                                     -             -           -           -
   ING Van Kampen Comstock                                             331             1           -           -

                                                                            YEAR ENDED DECEMBER 31,
                                                                         2002                      2001
                                                            -----------------------------------------------------
                                                                 PURCHASES       SALES     PURCHASES     SALES
                                                            -----------------------------------------------------
                                                                              (DOLLARS IN THOUSANDS)
ING Variable Funds:
   ING VP Growth and Income                                      $ 172,371     $ 261,853   $  83,464   $ 178,158
ING Variable Portfolios, Inc.:
   ING VP Growth                                                    69,783        79,492      91,682      94,630
   ING VP Index Plus LargeCap                                      190,972       214,104     115,106     106,107
   ING VP Index Plus MidCap                                         11,890         7,151       5,587       2,436
   ING VP Index Plus SmallCap                                        8,976         6,252       2,924       1,607
   ING VP International Equity                                      46,107        46,993      46,170      45,585
   ING VP Small Company                                            116,436       108,833      77,290      62,327
   ING VP Technology                                                23,571        23,226      19,487      14,055
   ING VP Value Opportunity                                         26,750        29,060      18,600       7,927
ING Variable Products Trust:
   ING VP Growth Opportunities - Class R                               864           463           -           -
   ING VP Growth Opportunities - Class S                               278           238         187          44
   ING VP International Value                                          523            70           -           -
   ING VP MagnaCap - Class R                                            33             -           -           -
   ING VP MagnaCap - Class S                                           879           689         454          29
   ING VP MidCap Opportunities - Class R                                78             1           -           -
   ING VP MidCap Opportunities - Class S                             4,360         2,084       1,863         997
   ING VP SmallCap Opportunities - Class R                             265           193           -           -
   ING VP SmallCap Opportunities - Class S                           3,798         2,346       2,039         666
Janus Aspen Series:
   Janus Aspen Aggressive Growth                                   141,416       169,207      83,655     112,904
   Janus Aspen Balanced                                            225,500       247,280      34,727      20,193
   Janus Aspen Flexible Income                                      31,418        28,299      11,219       6,290
   Janus Aspen Growth                                              150,997       186,962      41,962      65,695
   Janus Aspen Worldwide Growth                                    323,687       376,352      84,870     128,755
Lord Abbett Funds:
   Lord Abbett Growth and Income                                       442             1           -           -
   Lord Abbett MidCap Value                                            805           284           -           -
MFS Funds:
   MFS Global Governments                                            3,217         2,355       1,276       1,083
   MFS Total Return                                                119,828       113,668      38,490       4,276
Oppenheimer Variable Account Funds:
   Oppenheimer Aggressive Growth                                    64,141        69,661      68,878      58,475
   Oppenheimer Global Securities                                    20,873        17,437       7,967       4,589
   Oppenheimer Main Street Growth & Income                          70,215        74,433      11,707       6,098
   Oppenheimer Strategic Bond                                       38,679        34,794       9,644       3,697
Pioneer Variable Contracts Trust:
   Pioneer Equity Income VCT                                           165             5           -           -
   Pioneer VCT                                                           1             -           -           -
   Pioneer Mid Cap Value VCT                                            82            42           -           -
Prudential Series Fund, Inc.:
   Prudential Jennison                                               2,065         2,060       1,222         507
   SP Jennison International Growth                                  2,655         2,449         770         684

6. CHANGES IN UNITS

The changes in units outstanding were as follows:

                                                          YEAR ENDED DECEMBER 31,
                                                          2002               2001
                                                     -----------------------------------
                                                     NET UNITS ISSUED   NET UNITS ISSUED
                                                        (REDEEMED)         (REDEEMED)
                                                     ----------------------------------
AIM V.I. Funds:
    AIM V.I. Capital Appreciation                            (366,408)           514,760
    AIM V.I. Core Equity                                     (748,286)           456,934
    AIM V.I. Government Securities                          1,319,594            797,417
    AIM V.I. Growth                                          (842,874)           591,129
    AIM V.I. Premier Equity                                (1,440,923)         6,787,724
Alger American Funds:
    Alger American Balanced                                   (31,808)           (38,822)
    Alger American Income & Growth                            (86,313)          (107,145)
    Alger American Leveraged AllCap                           (61,140)           (92,253)
Alliance Funds:
    Alliance Growth and Income                                 63,544          2,703,504
    Alliance Premier Growth                                     2,737            989,444
    Alliance Quasar                                            12,434            106,602
American Century VP Funds:
    American Century VP Balanced                              (21,928)           (29,454)
    American Century VP International                         (53,475)           (44,530)
Brinson Series Funds:
    Brinson Growth & Income                                         -            (92,381)
    Brinson Small Cap                                               -            (15,656)
    Brinson Tactical Allocation                              (180,912)           416,605

Calvert Social Balanced                                         9,032            (17,551)
Federated Insurance Series:
    Federated American Leaders                               (802,047)          (583,244)
    Federated Equity Income                                  (349,138)          (305,498)
    Federated Fund for U.S. Government Securities               5,984             (3,295)
    Federated Growth Strategies                              (353,291)          (260,952)
    Federated High Income Bond                               (311,614)          (411,220)
    Federated International Equity                           (215,775)          (210,789)
    Federated Prime Money                                    (112,344)            (7,126)
    Federated Utility                                        (270,317)          (226,436)
Fidelity(R) Variable Insurance Products Fund:
    Fidelity(R) VIP Equity-Income                            (690,353)         1,774,965
    Fidelity(R) VIP Growth                                 (1,160,706)         1,166,480
    Fidelity(R) VIP High Income                              (483,340)            (7,252)
    Fidelity(R) VIP Overseas                                 (115,998)          (101,429)

                                                          YEAR ENDED DECEMBER 31,
                                                          2002               2001
                                                     -----------------------------------
                                                     NET UNITS ISSUED   NET UNITS ISSUED
                                                        (REDEEMED)         (REDEEMED)
                                                     ----------------------------------
Fidelity Variable Insurance Products Fund II:
    Fidelity(R) VIP II ASSET MANAGER(SM)                     (103,131)          (162,242)
    Fidelity(R) VIP II Contrafund(R)                         (705,725)          (484,033)
    Fidelity(R) VIP II Index 500                             (835,328)          (711,188)
    Fidelity(R) VIP II Investment Grade Bond                  (29,946)           (61,301)
Franklin Templeton Variable Insurance Products Trust:
    Franklin Small Cap Value Securities                        39,416                  -
ING GET Fund:
    ING GET Fund - Series C                                         -           (332,642)
    ING GET Fund - Series D                                (1,502,708)        (1,021,289)
    ING GET Fund - Series E                                (3,020,220)        (3,037,122)
    ING GET Fund - Series G                                (1,275,410)        (1,469,116)
    ING GET Fund - Series H                                (1,368,020)          (867,644)
    ING GET Fund - Series I                                  (633,744)          (510,638)
    ING GET Fund - Series J                                  (606,080)          (487,793)
    ING GET Fund - Series K                                (1,044,318)          (275,902)
    ING GET Fund - Series L                                  (566,108)         8,042,502

    ING GET Fund - Series M                                  (972,717)        12,530,623
    ING GET Fund - Series N                                (1,199,074)        10,180,844
    ING GET Fund - Series P                                  (608,071)         8,287,579
    ING GET Fund - Series Q                                 5,298,242            162,043
    ING GET Fund - Series R                                 4,312,314                  -
    ING GET Fund - Series S                                 5,334,290                  -
    ING GET Fund - Series T                                 3,907,841                  -
    ING GET Fund - Series U                                    50,278                  -
ING VP Balanced                                            (1,231,538)           (31,417)
ING VP Bond                                                   413,356          2,657,410
ING VP Emerging Markets                                       (26,185)           (27,794)
ING VP Money Market                                        (2,485,092)         6,113,512
ING VP Natural Resources                                      (31,200)           (26,923)
ING Generations Portfolio, Inc.:
    ING VP Strategic Allocation Balanced                     (104,759)          (150,126)
    ING VP Strategic Allocation Growth                        (62,890)          (115,234)
    ING VP Strategic Allocation Income                       (143,555)          (137,472)
ING Partners, Inc.:
    ING Alger Aggressive Growth                                24,342                  -
    ING Alger Growth                                            1,297                  -
    ING American Century Small Cap Value                       19,821                  -
    ING Baron Small Cap Growth                                 21,310                  -
    ING Goldman Sachs Capital Growth                            2,242                  -

                                                          YEAR ENDED DECEMBER 31,
                                                          2002               2001
                                                     -----------------------------------
                                                     NET UNITS ISSUED   NET UNITS ISSUED
                                                        (REDEEMED)         (REDEEMED)
                                                     ----------------------------------
ING Partners, Inc. (continued):
    ING JP Morgan Fleming International                        17,057            440,496
    ING JP Morgan Mid Cap Value                                 9,450                  -
    ING MFS Capital Opportunities                            (840,713)           662,303
    ING MFS Global Growth                                         168                  -
    ING MFS Research                                       (1,203,069)          (385,928)
    ING OpCap Balanced Value                                    1,825                  -
    ING PIMCO Total Return                                    118,777                  -
    ING Salomon Brothers Aggressive Growth                 (1,425,104)          (532,114)
    ING Salomon Brothers Capital                                  655                  -
    ING Salomon Brothers Investors Value                        1,835                  -
    ING T. Rowe Price Growth Equity                          (562,460)          (481,925)
    ING UBS Tactical Asset Allocation                              53                  -
    ING Van Kampen Comstock                                    38,291                  -
ING Variable Funds:
    ING VP Growth and Income                               (4,914,917)        (3,837,503)
ING Variable Portfolios, Inc.:
    ING VP Growth                                            (944,382)          (557,260)
    ING VP Index Plus LargeCap                             (1,975,577)           334,278
    ING VP Index Plus MidCap                                  293,309            179,712
    ING VP Index Plus SmallCap                                238,930             90,802
    ING VP International Equity                              (117,376)            90,389

    ING VP Small Company                                      398,526            999,271
    ING VP Technology                                         (95,211)           951,241
    ING VP Value Opportunity                                 (168,461)           477,971
ING Variable Products Trust:
    ING VP Growth Opportunities - Class R                      63,829                  -
    ING VP Growth Opportunities - Class S                       5,464             17,720
    ING VP International Value                                 49,414                  -
    ING VP MagnaCap - Class R                                   3,913                  -
    ING VP MagnaCap - Class S                                  22,872             46,176
    ING VP MidCap Opportunities - Class R                      10,923                  -
    ING VP MidCap Opportunities - Class S                     315,913            102,249
    ING VP SmallCap Opportunities - Class R                  (139,170)           150,882
    ING VP SmallCap Opportunities - Class S                   376,449                  -
Janus Aspen Series:
    Janus Aspen Aggressive Growth                          (2,540,697)          (691,812)
    Janus Aspen Balanced                                   (1,543,962)         1,254,108
    Janus Aspen Flexible Income                               123,393            232,337
    Janus Aspen Growth                                     (3,008,365)        (1,173,398)
    Janus Aspen Worldwide Growth                           (3,807,460)          (863,462)

                                                          YEAR ENDED DECEMBER 31,
                                                          2002               2001
                                                     -----------------------------------
                                                     NET UNITS ISSUED   NET UNITS ISSUED
                                                        (REDEEMED)         (REDEEMED)
                                                     ----------------------------------
Lord Abbett Funds:
    Lord Abbett Growth and Income                              53,538                  -
    Lord Abbett MidCap Value                                   54,692                  -
MFS(R) Funds:
    MFS(R) Global Governments                                  71,900             13,722
    MFS(R) Total Return                                       404,893          2,634,447
Oppenheimer Variable Account Funds:
    Oppenheimer Aggressive Growth                            (616,159)         1,508,913
    Oppenheimer Global Securities                             197,129             96,835
    Oppenheimer Main Street Growth & Income                  (523,616)           527,060
    Oppenheimer Strategic Bond                                151,517            441,109
Pioneer Variable Contracts Trust:
    Pioneer Equity Income VCT                                  19,140                  -
    Pioneer VCT                                                   172                  -
    Pioneer Mid Cap Value VCT                                   3,470                  -
Prudential Series Fund, Inc.:
    Prudential Jennison                                       (10,806)            81,476
    SP Jennison International Growth                           29,475              7,897

7.  UNIT SUMMARY

A summary of units outstanding at December 31, 2002 follows:

                                                          UNITS                              EXTENDED
                                                       OUTSTANDING        UNIT VALUE           VALUE
                                                     ---------------------------------------------------
AIM V.I. CAPITAL APPRECIATION
Currently payable annuity contracts:                                                     $       430,696
Contracts in accumulation period:
    Non-Qualified V                                        7,141.870   $          6.85            48,922
    Non-Qualified V (0.75)                               117,784.846              6.98           822,138
    Non-Qualified XII                                        756.497              6.96             5,265
    Non-Qualified XIII                                   501,618.196              7.37         3,696,926
    Non-Qualified XIV                                    657,037.276              7.27         4,776,661
    Non-Qualified XV                                     329,702.890              7.23         2,383,752
    Non-Qualified XVI                                    224,043.766              4.33           970,110
    Non-Qualified XVII                                       580.253              7.07             4,102
    Non-Qualified XVIII                                  158,970.137              4.28           680,392
    Non-Qualified XIX                                    235,584.768              4.30         1,013,015
                                                     ---------------                     ---------------
                                                       2,233,220.499                     $    14,831,979
                                                     ===============                     ===============

AIM V.I. CORE EQUITY
Currently payable annuity contracts:                                                     $     3,159,134
Contracts in accumulation period:
    Non-Qualified V                                       41,012.179   $          6.28           257,556
    Non-Qualified V (0.75)                               100,702.786              6.40           644,498
    Non-Qualified IX                                       2,325.916              6.22            14,467
    Non-Qualified XII                                        866.371              6.39             5,536
    Non-Qualified XIII                                   948,642.123              7.67         7,276,085
    Non-Qualified XIV                                  1,538,823.386              7.57        11,648,893
    Non-Qualified XV                                     507,916.587              7.52         3,819,533
    Non-Qualified XVI                                    233,331.906              5.20         1,213,326
    Non-Qualified XVIII                                  105,523.130              5.14           542,389
    Non-Qualified XIX                                    263,337.768              5.16         1,358,823
                                                     ---------------                     ---------------
                                                       3,742,482.152                     $    29,940,240
                                                     ===============                     ===============

AIM V.I. GOVERNMENT SECURITIES
Contracts in accumulation period:
    Non-Qualified XIII                                   590,033.975   $         12.36   $     7,292,820
    Non-Qualified XIV                                    768,636.365             12.26         9,423,482
    Non-Qualified XV                                     283,516.080             12.21         3,461,731
    Non-Qualified XVI                                    175,024.768             11.77         2,060,042
    Non-Qualified XVIII                                   61,958.666             11.65           721,818
    Non-Qualified XIX                                    259,823.060             11.69         3,037,332
                                                     ---------------                     ---------------
                                                       2,138,992.914                     $    25,997,225
                                                     ===============                     ===============

AIM V.I. GROWTH
Currently payable annuity contracts:                                                     $       651,633
Contracts in accumulation period:
    Non-Qualified V                                       17,754.161   $          4.22            74,923
    Non-Qualified V (0.75)                               108,862.037              4.30           468,107

                                                          UNITS                              EXTENDED
                                                       OUTSTANDING        UNIT VALUE           VALUE
                                                     ---------------------------------------------------
AIM V.I. GROWTH (CONTINUED)
    Non-Qualified XII                                      1,037.684   $          4.29   $         4,452
    Non-Qualified XIII                                   753,288.092              5.09         3,834,236
    Non-Qualified XIV                                  1,178,462.059              5.02         5,915,880
    Non-Qualified XV                                     372,278.087              4.99         1,857,668
    Non-Qualified XVI                                    164,058.196              3.37           552,876
    Non-Qualified XVIII                                  111,965.966              3.34           373,966
    Non-Qualified XIX                                    361,313.751              3.35         1,210,401
                                                     ---------------                     ---------------
                                                       3,069,390.342                     $    14,945,690
                                                     ===============                     ===============

AIM V.I. PREMIER EQUITY
Currently payable annuity contracts:                                                     $     2,348,435
Contracts in accumulation period:
    Non-Qualified V                                       17,054.546   $          5.77            98,405
    Non-Qualified V (0.75)                                97,537.305              5.88           573,519
    Non-Qualified IX                                          50.112              5.71               286
    Non-Qualified XII                                      1,139.580              5.86             6,678
    Non-Qualified XIII                                 1,508,348.111              6.91        10,422,685
    Non-Qualified XIV                                  2,427,698.196              6.82        16,556,902
    Non-Qualified XV                                     868,527.131              6.77         5,879,929
    Non-Qualified XVI                                    341,816.310              5.21         1,780,863
    Non-Qualified XVII                                       476.985              6.02             2,871
    Non-Qualified XVIII                                  143,877.432              5.16           742,408
    Non-Qualified XIX                                    562,473.154              5.18         2,913,611
                                                     ---------------                     ---------------
                                                       5,968,998.862                     $    41,326,592
                                                     ===============                     ===============

ALGER AMERICAN BALANCED
Contracts in accumulation period:
    Non-Qualified VII                                    120,391.551   $         21.40   $     2,576,379
                                                     ---------------                     ---------------
                                                         120,391.551                     $     2,576,379
                                                     ===============                     ===============

ALGER AMERICAN INCOME & GROWTH
Contracts in accumulation period:
    Non-Qualified VII                                    356,258.045   $         17.31   $     6,166,827
                                                     ---------------                     ---------------
                                                         356,258.045                     $     6,166,827
                                                     ===============                     ===============

ALGER AMERICAN LEVERAGED ALLCAP
Contracts in accumulation period:
    Non-Qualified VII                                    327,132.695   $         17.49   $     5,721,551
    Non-Qualified VIII                                       167.794             12.87             2,160
                                                     ---------------                     ---------------
                                                         327,300.489                     $     5,723,711
                                                     ===============                     ===============

ALLIANCE GROWTH AND INCOME
Contracts in accumulation period:
    Non-Qualified XIII                                   826,949.294   $          7.77   $     6,425,396
    Non-Qualified XIV                                    882,219.483              7.71         6,801,912

                                                          UNITS                              EXTENDED
                                                       OUTSTANDING        UNIT VALUE           VALUE
                                                     ---------------------------------------------------
ALLIANCE GROWTH AND INCOME (CONTINUED)
    Non-Qualified IX                                         370.309   $          4.18   $         1,548
    Non-Qualified XV                                     356,243.025              7.68         2,735,946
    Non-Qualified XVI                                    380,962.591              7.89         3,005,795
    Non-Qualified XVIII                                   84,109.046              7.81           656,892
    Non-Qualified XIX                                    324,306.091              7.84         2,542,560
                                                     ---------------                     ---------------
                                                       2,854,789.530                     $    22,168,501
                                                     ===============                     ===============

ALLIANCE PREMIER GROWTH
Contracts in accumulation period:
   Non-Qualified XIII                                    366,995.250   $          4.29   $     1,574,410
   Non-Qualified XIV                                     306,904.215              4.26         1,307,412
   Non-Qualified XV                                      138,234.900              4.24           586,116
   Non-Qualified XVI                                     201,714.666              4.57           921,836
   Non-Qualified XVIII                                    83,613.201              4.52           377,932
   Non-Qualified XIX                                     235,804.351              4.54         1,070,552
                                                     ---------------                     ---------------
                                                       1,333,266.583                     $     5,838,258
                                                     ===============                     ===============

ALLIANCE QUASAR
Contracts in accumulation period:
    Non-Qualified XIII                                    42,353.535   $          5.55   $       235,062
    Non-Qualified XIV                                     30,165.049              5.51           166,209
    Non-Qualified XV                                      10,982.404              5.49            60,293
    Non-Qualified XVI                                     13,238.968              4.97            65,798
    Non-Qualified XVIII                                    5,280.521              4.91            25,927
    Non-Qualified XIX                                     26,431.352              4.93           130,307
                                                     ---------------                     ---------------
                                                         128,451.829                     $       683,596
                                                     ===============                     ===============

AMERICAN CENTURY(R) VP BALANCED
Contracts in accumulation period:
   Non-Qualified VII                                      96,051.803   $         15.44   $     1,483,040
                                                     ---------------                     ---------------
                                                          96,051.803                     $     1,483,040
                                                     ===============                     ===============

AMERICAN CENTURY(R) VP INTERNATIONAL
Contracts in accumulation period:
    Non-Qualified VII                                    130,913.859   $         11.74   $     1,536,929
    Non-Qualified VIII                                       181.976             10.68             1,944
                                                     ---------------                     ---------------
                                                         131,095.835                     $     1,538,873
                                                     ===============                     ===============

BRINSON SERIES TACTICAL ALLOCATION
Contracts in accumulation period:
   Non-Qualified XIII                                    198,037.849   $          6.83   $     1,352,599
   Non-Qualified XIV                                     964,639.557              6.75         6,511,317
   Non-Qualified XV                                       94,577.105              6.71           634,612
   Non-Qualified XVI                                      81,758.493              6.26           511,808
   Non-Qualified XVIII                                    40,585.885              6.19           251,227
   Non-Qualified XIX                                      74,438.589              6.22           463,008
                                                     ---------------                     ---------------
                                                       1,454,037.478                     $     9,724,571
                                                     ===============                     ===============

                                                          UNITS                              EXTENDED
                                                       OUTSTANDING        UNIT VALUE           VALUE
                                                     ---------------------------------------------------
CALVERT SOCIAL BALANCED
Contracts in accumulation period:
    Non-Qualified V                                        5,689.041   $         17.26   $        98,193
    Non-Qualified V (0.75)                                15,357.764             17.86           274,290
    Non-Qualified VII                                     79,520.147              9.61           764,189
    Non-Qualified VIII                                    65,982.625              9.68           638,712
                                                     ---------------                     ---------------
                                                         166,549.577                     $     1,775,384
                                                     ===============                     ===============

FEDERATED AMERICAN LEADERS
Currently payable annuity contracts:                                                     $        98,634
Contracts in accumulation period:
    Non-Qualified VII                                  2,712,272.577   $         18.56        50,339,779
    Non-Qualified VIII                                     7,506.773             13.39           100,516
                                                     ---------------                     ---------------
                                                       2,719,779.350                     $    50,538,929
                                                     ===============                     ===============

FEDERATED EQUITY INCOME
Currently payable annuity contracts:                                                     $        88,391
Contracts in accumulation period:
    Non-Qualified VII                                  1,035,144.898   $          9.83        10,175,474
                                                     ---------------                     ---------------
                                                       1,035,144.898                     $    10,263,865
                                                     ===============                     ===============

FEDERATED FUND FOR US GOVERNMENT SECURITIES
Contracts in accumulation period:
    Non-Qualified VII                                    825,678.064   $         15.35   $    12,674,158
                                                     ---------------                     ---------------
                                                         825,678.064                     $    12,674,158
                                                     ===============                     ===============

FEDERATED GROWTH STRATEGIES
Contracts in accumulation period:
    Non-Qualified VII                                    764,148.738   $         13.63   $    10,415,347
                                                     ---------------                     ---------------
                                                         764,148.738                     $    10,415,347
                                                     ===============                     ===============

FEDERATED HIGH INCOME BOND
Currently payable annuity contracts:                                                     $        18,044
Contracts in accumulation period:
    Non-Qualified VII                                  1,236,035.841   $         13.48        16,661,763
    Non-Qualified VIII                                       299.808             11.49             3,445
                                                     ---------------                     ---------------
                                                       1,236,335.649                     $    16,683,252
                                                     ===============                     ===============

FEDERATED INTERNATIONAL EQUITY
Currently payable annuity contracts:                                                     $        44,915
Contracts in accumulation period:
    Non-Qualified VII                                    550,927.936   $         10.85         5,977,568
    Non-Qualified VIII                                       125.653             10.03             1,260
                                                     ---------------                     ---------------
                                                         551,053.589                     $     6,023,743
                                                     ===============                     ===============

                                                          UNITS                              EXTENDED
                                                       OUTSTANDING        UNIT VALUE           VALUE
                                                     ---------------------------------------------------
FEDERATED PRIME MONEY
Contracts in accumulation period:
    Non-Qualified VII                                    582,531.577   $         12.68   $     7,386,500
                                                     ---------------                     ---------------
                                                         582,531.577                     $     7,386,500
                                                     ===============                     ===============

FEDERATED UTILITY
Currently payable annuity contracts:                                                     $        25,722
Contracts in accumulation period:
    Non-Qualified VII                                    652,466.859   $         10.72         6,994,445
    Non-Qualified VIII                                        64.474              8.94               576
                                                     ---------------                     ---------------
                                                         652,531.333                     $     7,020,743
                                                     ===============                     ===============

FIDELITY(R) VIP EQUITY-INCOME
Contracts in accumulation period:
    Non-Qualified V                                      362,704.384   $         15.06   $     5,462,328
    Non-Qualified V (0.75)                               686,999.409             15.59        10,710,321
    Non-Qualified VII                                  3,974,733.140             17.95        71,346,460
    Non-Qualified VIII                                   820,645.762             12.93        10,610,950
    Non-Qualified IX                                      13,069.093             14.85           194,076
    Non-Qualified X                                       28,494.416             15.06           429,126
    Non-Qualified XII                                      8,583.989              8.90            76,398
    Non-Qualified XIII                                 1,734,825.032              8.68        15,058,281
    Non-Qualified XIV                                  2,273,946.636              8.56        19,464,983
    Non-Qualified XV                                     665,353.799              8.51         5,662,161
    Non-Qualified XVI                                    416,662.296              8.17         3,404,131
    Non-Qualified XVIII                                   51,426.657              8.08           415,527
    Non-Qualified XIX                                    442,137.016              8.11         3,585,731
                                                     ---------------                     ---------------
                                                      11,479,581.629                     $   146,420,473
                                                     ===============                     ===============

FIDELITY(R) VIP GROWTH
Contracts in accumulation period:
    Non-Qualified V                                      424,020.409   $         12.83   $     5,440,182
    Non-Qualified V (0.75)                               733,179.043             13.28         9,736,618
    Non-Qualified VII                                  2,620,006.788             17.54        45,954,919
    Non-Qualified VIII                                   587,469.554             11.66         6,849,895
    Non-Qualified IX                                       9,053.810             12.65           114,531
    Non-Qualified X                                       16,200.041             12.83           207,847
    Non-Qualified XII                                     12,915.092              8.02           103,579
    Non-Qualified XIII                                 1,714,740.719              6.30        10,802,867
    Non-Qualified XIV                                  1,513,916.283              6.23         9,431,698
    Non-Qualified XV                                     531,767.553              6.20         3,296,959
    Non-Qualified XVI                                    678,024.059              4.78         3,240,955
    Non-Qualified XVII                                       336.432             13.23             4,451
    Non-Qualified XVIII                                  101,766.189              4.73           481,354
    Non-Qualified XIX                                    529,193.848              4.75         2,513,671
                                                     ---------------                     ---------------
                                                       9,472,589.820                     $    98,179,526
                                                     ===============                     ===============

                                                          UNITS                              EXTENDED
                                                       OUTSTANDING        UNIT VALUE           VALUE
                                                     ---------------------------------------------------
FIDELITY(R) VIP HIGH INCOME
Currently payable annuity contracts:                                                     $     1,217,405
Contracts in accumulation period:
    Non-Qualified VII                                  1,611,770.135   $          9.53        15,360,169
    Non-Qualified VIII                                   389,529.941              8.59         3,346,062
    Non-Qualified XIII                                   893,039.712              6.59         5,885,132
    Non-Qualified XIV                                    908,261.072              6.51         5,912,780
    Non-Qualified XV                                     390,975.879              6.46         2,525,704
    Non-Qualified XVI                                    102,212.069              7.51           767,613
    Non-Qualified XVIII                                   55,374.736              7.43           411,434
    Non-Qualified XIX                                    138,088.943              7.46         1,030,144
                                                     ---------------                     ---------------
                                                       4,489,252.487                     $    36,456,443
                                                     ===============                     ===============

FIDELITY(R) VIP OVERSEAS
Contracts in accumulation period:
    Non-Qualified V                                       41,583.740   $          9.51   $       395,461
    Non-Qualified V (0.75)                               183,724.044              9.84         1,807,845
    Non-Qualified VII                                    392,647.462             10.42         4,091,387
    Non-Qualified VIII                                    35,340.601              8.88           313,825
    Non-Qualified IX                                         837.068              9.37             7,843
    Non-Qualified XII                                         60.449              6.85               414
                                                     ---------------                     ---------------
                                                         654,193.364                     $     6,616,775
                                                     ===============                     ===============

FIDELITY(R) VIP ASSET MANAGERSM
Contracts in accumulation period:
    Non-Qualified VII                                    593,741.050   $         15.71   $     9,327,672
    Non-Qualified VIII                                   133,917.999             13.13         1,758,343
                                                     ---------------                     ---------------
                                                         727,659.049                     $    11,086,015
                                                     ===============                     ===============

FIDELITY(R) VIP CONTRAFUND(R)
Contracts in accumulation period:
    Non-Qualified V                                      368,355.545   $         17.33   $     6,383,602
    Non-Qualified V (0.75)                               690,400.658             17.93        12,378,884
    Non-Qualified VII                                  3,334,536.314             19.08        63,622,953
    Non-Qualified VIII                                   590,671.796             15.35         9,066,812
    Non-Qualified IX                                      24,256.016             17.08           414,293
    Non-Qualified X                                       18,503.380             17.33           320,664
    Non-Qualified XII                                     19,242.185             10.00           192,422
    Non-Qualified XIII                                 2,018,021.570              9.36        18,888,682
    Non-Qualified XIV                                  2,369,433.895              9.23        21,869,875
    Non-Qualified XV                                     842,282.760              9.17         7,723,733
    Non-Qualified XVI                                    267,452.170              7.29         1,949,726
    Non-Qualified XVII                                     5,100.638             19.81           101,044
    Non-Qualified XVIII                                   79,561.408              7.22           574,433
    Non-Qualified XIX                                    281,388.712              7.24         2,037,254
    Non-Qualified XX                                       2,694.843             17.33            46,702
                                                     ---------------                     ---------------
                                                      10,911,901.890                     $   145,571,079
                                                     ===============                     ===============

                                                          UNITS                              EXTENDED
                                                       OUTSTANDING        UNIT VALUE           VALUE
                                                     ---------------------------------------------------
FIDELITY(R) VIP INDEX 500
Contracts in accumulation period:
    Non-Qualified VII                                  3,363,853.383   $         16.04   $    53,956,208
    Non-Qualified VIII                                   761,472.493             13.44        10,234,190
                                                     ---------------                     ---------------
                                                       4,125,325.876                     $    64,190,398
                                                     ===============                     ===============

FIDELITY(R) VIP INVESTMENT GRADE BOND
Contracts in accumulation period:
    Non-Qualified VII                                    186,316.058   $         15.49   $     2,886,036
    Non-Qualified VIII                                       281.071             15.17             4,264
                                                     ---------------                     ---------------
                                                         186,597.129                     $     2,890,300
                                                     ===============                     ===============

FRANKLIN SMALL CAP VALUE SECURITIES
Contracts in accumulation period:
    Non-Qualified V                                       19,632.225   $          9.22   $       181,009
    Non-Qualified V (0.75)                                19,783.954              9.29           183,793
                                                     ---------------                     ---------------
                                                          39,416.179                     $       364,802
                                                     ===============                     ===============

ING GET FUND - SERIES D
Contracts in accumulation period:
    Non-Qualified V                                    1,438,091.944   $         10.15   $    14,596,633
    Non-Qualified V (0.75)                               903,871.339             10.37         9,373,146
    Non-Qualified VII                                  3,071,344.110             10.08        30,959,149
    Non-Qualified VIII                                 1,556,538.084             10.16        15,814,427
    Non-Qualified IX                                         306.257             10.04             3,075
    Non-Qualified X                                      134,431.816             10.15         1,364,483
    Non-Qualified XIII                                 1,316,941.837             10.28        13,538,162
    Non-Qualified XIV                                  1,414,759.922             10.15        14,359,813
    Non-Qualified XV                                     365,594.021             10.09         3,688,844
                                                     ---------------                     ---------------
                                                      10,201,879.330                     $   103,697,732
                                                     ===============                     ===============

ING GET FUND - SERIES E
Contracts in accumulation period:
    Non-Qualified V                                    1,401,276.150   $         10.32   $    14,461,170
    Non-Qualified V (0.75)                               181,392.356             10.51         1,906,434
    Non-Qualified VII                                  2,888,646.116             10.18        29,406,417
    Non-Qualified VIII                                   370,683.850             10.23         3,792,096
    Non-Qualified X                                      106,195.475             10.33         1,096,999
    Non-Qualified XIII                                 8,419,319.065             10.34        87,055,759
    Non-Qualified XIV                                  7,556,647.083             10.23        77,304,500
    Non-Qualified XV                                   6,028,823.299             10.18        61,373,421
                                                     ---------------                     ---------------
                                                      26,952,983.394                     $   276,396,796
                                                     ===============                     ===============

ING GET FUND - SERIES G
Contracts in accumulation period:
    Non-Qualified V                                      155,561.048   $         10.24   $     1,592,945
    Non-Qualified V (0.75)                               160,536.151             10.41         1,671,181

                                                          UNITS                              EXTENDED
                                                       OUTSTANDING        UNIT VALUE           VALUE
                                                     ---------------------------------------------------
ING GET FUND - SERIES G (CONTINUED)
    Non-Qualified VII                                  2,096,429.634   $         10.11   $    21,194,904
    Non-Qualified VIII                                   268,123.792             10.16         2,724,138
    Non-Qualified X                                       11,531.076             10.25           118,194
    Non-Qualified XIII                                 4,441,901.240             10.26        45,573,907
    Non-Qualified XIV                                  6,066,389.974             10.16        61,634,522
    Non-Qualified XV                                   2,904,738.963             10.11        29,366,911
                                                     ---------------                     ---------------
                                                      16,105,211.878                     $   163,876,702
                                                     ===============                     ===============

ING GET FUND - SERIES H
Contracts in accumulation period:
    Non-Qualified V                                       88,397.575   $         10.31   $       911,379
    Non-Qualified V (0.75)                                49,236.815             10.46           515,017
    Non-Qualified VII                                  1,241,029.239             10.18        12,633,678
    Non-Qualified VIII                                    98,421.437             10.23         1,006,851
    Non-Qualified IX                                         430.483             10.23             4,404
    Non-Qualified X                                          989.734             10.31            10,204
    Non-Qualified XIII                                 4,103,205.698             10.32        42,345,083
    Non-Qualified XIV                                  4,210,476.009             10.23        43,073,170
    Non-Qualified XV                                   2,073,012.107             10.18        21,103,263
                                                     ---------------                     ---------------
                                                      11,865,199.097                     $   121,603,049
                                                     ===============                     ===============

ING GET FUND - SERIES I
Contracts in accumulation period:
    Non-Qualified VII                                    346,004.672   $         10.10   $     3,494,647
    Non-Qualified VIII                                    27,192.295             10.15           276,002
    Non-Qualified XIII                                 2,619,267.030             10.23        26,795,102
    Non-Qualified XIV                                  3,163,705.087             10.15        32,111,607
    Non-Qualified XV                                   2,118,944.962             10.10        21,401,344
                                                     ---------------                     ---------------
                                                       8,275,114.046                     $    84,078,702
                                                     ===============                     ===============

ING GET FUND - SERIES J
Contracts in accumulation period:
    Non-Qualified VII                                    197,504.225   $         10.05   $     1,984,917
    Non-Qualified VIII                                    36,671.736             10.09           370,018
    Non-Qualified XIII                                 1,932,011.749             10.17        19,648,559
    Non-Qualified XIV                                  3,119,385.286             10.09        31,474,598
    Non-Qualified XV                                   1,827,477.880             10.05        18,366,153
                                                     ---------------                     ---------------
                                                       7,113,050.876                     $    71,844,245
                                                     ===============                     ===============

ING GET FUND - SERIES K
Contracts in accumulation period:
    Non-Qualified VII                                     73,297.874   $         10.13   $       742,507
    Non-Qualified VIII                                     4,919.630             10.17            50,033
    Non-Qualified XIII                                 1,382,151.705             10.24        14,153,233
    Non-Qualified XIV                                  1,605,395.953             10.17        16,326,877
    Non-Qualified XV                                     869,098.605             10.13         8,803,969
    Non-Qualified XVI                                  1,584,792.554             10.09        15,990,557

                                                          UNITS                              EXTENDED
                                                       OUTSTANDING        UNIT VALUE           VALUE
                                                     ---------------------------------------------------
ING GET FUND - SERIES K (CONTINUED)
    Non-Qualified XVIII                                1,116,196.526   $          9.99   $    11,150,803
    Non-Qualified XIX                                  1,401,405.466             10.02        14,042,083
                                                     ---------------                     ---------------
                                                       8,037,258.313                     $    81,260,062
                                                     ===============                     ===============

ING GET FUND - SERIES L
Contracts in accumulation period:
    Non-Qualified VII                                     92,268.385   $         10.00   $       922,684
    Non-Qualified VIII                                    28,661.448             10.03           287,474
    Non-Qualified XIII                                 1,400,377.299             10.09        14,129,807
    Non-Qualified XIV                                    882,418.325             10.03         8,850,656
    Non-Qualified XV                                     785,079.376             10.00         7,850,794
    Non-Qualified XVI                                  1,879,134.201              9.99        18,772,551
    Non-Qualified XVIII                                1,020,237.568              9.89        10,090,150
    Non-Qualified XIX                                  1,446,615.975              9.92        14,350,430
                                                     ---------------                     ---------------
                                                       7,534,792.577                     $    75,254,546
                                                     ===============                     ===============

ING GET FUND - SERIES M
Contracts in accumulation period:
    Non-Qualified VII                                    186,412.625   $         10.00   $     1,864,126
    Non-Qualified VIII                                    17,605.832             10.02           176,410
    Non-Qualified XIII                                 1,492,510.501             10.08        15,044,506
    Non-Qualified XIV                                  1,434,017.677             10.02        14,368,857
    Non-Qualified XV                                     705,761.298             10.00         7,057,613
    Non-Qualified XVI                                  3,827,410.385              9.99        38,235,830
    Non-Qualified XVIII                                1,775,880.501              9.91        17,598,976
    Non-Qualified XIX                                  2,118,307.184              9.93        21,034,790
                                                     ---------------                     ---------------
                                                      11,557,906.003                     $   115,381,108
                                                     ===============                     ===============

ING GET FUND - SERIES N
Contracts in accumulation period:
    Non-Qualified VII                                    459,369.278   $         10.05   $     4,616,661
    Non-Qualified VIII                                     2,237.858             10.07            22,535
    Non-Qualified XIII                                 1,205,119.919             10.12        12,195,814
    Non-Qualified XIV                                    848,334.273             10.07         8,542,726
    Non-Qualified XV                                     533,675.137             10.05         5,363,435
    Non-Qualified XVI                                  3,034,794.505             10.04        30,469,337
    Non-Qualified XVIII                                1,030,556.991              9.97        10,274,653
    Non-Qualified XIX                                  1,867,681.749              9.99        18,658,141
                                                     ---------------                     ---------------
                                                       8,981,769.710                     $    90,143,302
                                                     ===============                     ===============

ING GET FUND - SERIES P
Contracts in accumulation period:
    Non-Qualified VII                                    515,693.266   $          9.95   $     5,131,148
    Non-Qualified VIII                                    54,056.942              9.97           538,948
    Non-Qualified XIII                                   988,745.270             10.01         9,897,340
    Non-Qualified XIV                                    597,369.796              9.97         5,955,777
    Non-Qualified XV                                     401,832.774              9.95         3,998,236

                                                          UNITS                              EXTENDED
                                                       OUTSTANDING        UNIT VALUE           VALUE
                                                     ---------------------------------------------------
ING GET FUND - SERIES P (CONTINUED)
    Non-Qualified XVI                                  2,173,193.416   $          9.95   $    21,623,274
    Non-Qualified XVIII                                1,588,963.354              9.89        15,714,848
    Non-Qualified XIX                                  1,359,653.242              9.91        13,474,164
                                                     ---------------                     ---------------
                                                       7,679,508.060                     $    76,333,735
                                                     ===============                     ===============

ING GET FUND - SERIES Q
Contracts in accumulation period:
    Non-Qualified VII                                    255,562.411   $         10.05   $     2,568,402
    Non-Qualified VIII                                    28,688.221             10.07           288,890
    Non-Qualified XIII                                   831,795.799             10.10         8,401,138
    Non-Qualified XIV                                    528,587.177             10.07         5,322,873
    Non-Qualified XV                                     197,153.922             10.05         1,981,397
    Non-Qualified XVI                                  1,577,133.032             10.04        15,834,416
    Non-Qualified XVIII                                  560,993.401             10.00         5,609,934
    Non-Qualified XIX                                  1,480,370.543             10.01        14,818,509
                                                     ---------------                     ---------------
                                                       5,460,284.506                     $    54,825,559
                                                     ===============                     ===============

ING GET FUND - SERIES R
Contracts in accumulation period:
    Non-Qualified VII                                    116,201.136   $         10.10   $     1,173,631
    Non-Qualified VIII                                    31,906.082             10.12           322,890
    Non-Qualified XIII                                   874,285.963             10.14         8,865,260
    Non-Qualified XIV                                    365,660.994             10.12         3,700,489
    Non-Qualified XV                                     101,169.656             10.10         1,021,814
    Non-Qualified XVI                                  1,142,979.457             10.10        11,544,093
    Non-Qualified XVIII                                  364,760.117             10.06         3,669,487
    Non-Qualified XIX                                  1,315,350.494             10.08        13,258,733
                                                     ---------------                     ---------------
                                                       4,312,313.899                     $    43,556,397
                                                     ===============                     ===============

ING GET FUND - SERIES S
Contracts in accumulation period:
    Non-Qualified V                                       25,318.365   $         10.06   $       254,703
    Non-Qualified V (0.75)                               363,762.474             10.08         3,666,726
    Non-Qualified VII                                    443,770.184             10.04         4,455,453
    Non-Qualified VIII                                   146,702.345             10.05         1,474,359
    Non-Qualified XII                                      1,863.085             10.08            18,780
    Non-Qualified XIII                                   666,365.791             10.07         6,710,304
    Non-Qualified XIV                                    430,412.940             10.05         4,325,650
    Non-Qualified XV                                     181,463.051             10.04         1,821,889
    Non-Qualified XVI                                  1,153,141.624             10.04        11,577,542
    Non-Qualified XVIII                                  533,195.480             10.01         5,337,287
    Non-Qualified XIX                                  1,388,294.852             10.02        13,910,714
                                                     ---------------                     ---------------
                                                       5,334,290.191                     $    53,553,407
                                                     ===============                     ===============

                                                          UNITS                              EXTENDED
                                                       OUTSTANDING        UNIT VALUE           VALUE
                                                     ---------------------------------------------------
ING GET FUND - SERIES T
Contracts in accumulation period:
    Non-Qualified VII                                    269,746.236   $         10.08   $     2,719,042
    Non-Qualified VIII                                    34,715.641             10.08           349,934
    Non-Qualified XIII                                   526,476.619             10.09         5,312,149
    Non-Qualified XIV                                    378,188.886             10.08         3,812,144
    Non-Qualified XV                                     121,313.226             10.08         1,222,837
    Non-Qualified XVI                                  1,082,294.692             10.08        10,909,530
    Non-Qualified XVIII                                  285,984.756             10.06         2,877,007
    Non-Qualified XIX                                  1,209,121.268             10.07        12,175,851
                                                     ---------------                     ---------------
                                                       3,907,841.324                     $    39,378,494
                                                     ===============                     ===============

ING GET FUND - SERIES U
Contracts in accumulation period:
    Non-Qualified VII                                      6,141.747   $         10.00   $        61,417
    Non-Qualified XIII                                     9,296.975             10.00            92,970
    Non-Qualified XIV                                     13,986.861             10.00           139,869
    Non-Qualified XIX                                     20,852.140              9.99           208,313
                                                     ---------------                     ---------------
                                                          50,277.723                     $       502,569
                                                     ===============                     ===============

ING VP BALANCED
Currently payable annuity contracts:                                                     $    35,523,696
Contracts in accumulation period:
    Non-Qualified V                                    1,483,863.331   $         20.25        30,048,232
    Non-Qualified V (0.75)                               986,778.536             20.95        20,673,010
    Non-Qualified VI                                      20,703.131             17.07           353,402
    Non-Qualified VII                                  1,497,149.388             19.73        29,538,757
    Non-Qualified VIII                                   342,040.301             14.04         4,802,246
    Non-Qualified IX                                      14,551.892             19.96           290,456
    Non-Qualified X                                      226,170.671             20.53         4,643,284
    Non-Qualified XI                                       2,742.037             17.31            47,465
    Non-Qualified XII                                      4,113.357              9.93            40,846
    Non-Qualified XIII                                   993,956.078              9.66         9,601,616
    Non-Qualified XIV                                    701,902.194              9.53         6,689,128
    Non-Qualified XV                                     324,405.934              9.46         3,068,880
    Non-Qualified XVI                                    241,434.783              7.95         1,919,407
    Non-Qualified XVII                                        32.139             26.80               861
    Non-Qualified XVIII                                   77,191.932              7.87           607,501
    Non-Qualified XIX                                    128,993.349              7.90         1,019,047
                                                     ---------------                     ---------------
                                                       7,046,029.053                     $   148,867,834
                                                     ===============                     ===============

ING VP BOND
Currently payable annuity contracts:                                                     $    14,449,620
Contracts in accumulation period:
    Non-Qualified V                                      807,470.040   $         17.40        14,049,979
    Non-Qualified V (0.75)                             1,401,270.288             18.01        25,236,878
    Non-Qualified VI                                      53,398.857             15.94           851,178
    Non-Qualified VII                                  2,475,953.642             16.96        41,992,174

                                                          UNITS                              EXTENDED
                                                       OUTSTANDING        UNIT VALUE           VALUE
                                                     ---------------------------------------------------
ING VP BOND (CONTINUED)
    Non-Qualified VIII                                   624,874.822   $         14.52   $     9,073,182
    Non-Qualified IX                                      13,059.853             17.16           224,107
    Non-Qualified X                                      332,174.406             17.55         5,829,661
    Non-Qualified XI                                       1,199.932             16.08            19,295
    Non-Qualified XII                                      2,108.816             12.89            27,183
    Non-Qualified XIII                                 1,452,812.389             12.73        18,494,302
    Non-Qualified XIV                                  1,436,808.048             12.56        18,046,309
    Non-Qualified XV                                     534,744.241             12.48         6,673,608
    Non-Qualified XVI                                    473,229.681             11.98         5,669,292
    Non-Qualified XVIII                                   72,408.196             11.86           858,761
    Non-Qualified XIX                                    257,779.393             11.90         3,067,575
                                                     ---------------                     ---------------
                                                       9,939,292.604                     $   164,563,104
                                                     ===============                     ===============

ING VP MONEY MARKET
Currently payable annuity contracts:                                                     $     9,973,094
Contracts in accumulation period:
    Non-Qualified V                                    1,044,246.011   $         13.95        14,567,232
    Non-Qualified V (0.75)                             2,039,090.716             14.44        29,444,470
    Non-Qualified VI                                      24,147.002             13.66           329,848
    Non-Qualified VII                                  6,600,977.927             13.75        90,763,446
    Non-Qualified VIII                                 1,031,857.646             12.51        12,908,539
    Non-Qualified IX                                       8,794.115             13.76           121,007
    Non-Qualified X                                      340,943.431             13.95         4,756,161
    Non-Qualified XII                                     16,459.213             11.70           192,573
    Non-Qualified XIII                                 3,154,101.390             11.59        36,556,035
    Non-Qualified XIV                                  2,724,200.692             11.44        31,164,856
    Non-Qualified XV                                   1,186,507.736             11.36        13,478,728
    Non-Qualified XVI                                    727,898.933             10.40         7,570,149
    Non-Qualified XVIII                                  207,159.936             10.30         2,133,747
    Non-Qualified XIX                                    832,127.163             10.33         8,595,874
                                                     ---------------                     ---------------
                                                      19,938,511.911                     $   262,555,759
                                                     ===============                     ===============

ING VP NATURAL RESOURCES
Contracts in accumulation period:
    Non-Qualified V                                       38,147.559   $         11.66   $       444,801
    Non-Qualified V (0.75)                                20,936.663             12.07           252,706
    Non-Qualified VII                                     74,794.455             11.48           858,640
    Non-Qualified IX                                          32.032             11.50               368
    Non-Qualified X                                          882.195             11.66            10,286
                                                     ---------------                     ---------------
                                                         134,792.904                     $     1,566,801
                                                     ===============                     ===============

ING VP STRATEGIC ALLOCATION BALANCED
Currently payable annuity contracts:                                                     $     1,493,877
Contracts in accumulation period:
    Non-Qualified V                                       89,223.696   $         13.37         1,192,921
    Non-Qualified V (0.75)                               145,424.762             13.84         2,012,679
    Non-Qualified VII                                    589,474.191             13.21         7,786,954

                                                          UNITS                              EXTENDED
                                                       OUTSTANDING        UNIT VALUE           VALUE
                                                     ---------------------------------------------------
ING VP STRATEGIC ALLOCATION BALANCED (CONTINUED)
    Non-Qualified VIII                                   139,965.786   $         12.03   $     1,683,788
    Non-Qualified X                                        9,897.430             13.63           134,902
    Non-Qualified XVII                                     2,852.790             13.63            38,884
                                                     ---------------                     ---------------
                                                         976,838.655                     $    14,344,005
                                                     ===============                     ===============

ING VP STRATEGIC ALLOCATION GROWTH
Currently payable annuity contracts:                                                     $       493,542
Contracts in accumulation period:
    Non-Qualified V                                       72,637.199   $         13.07           949,368
    Non-Qualified V (0.75)                               151,275.388             13.52         2,045,243
    Non-Qualified VII                                    493,886.930             12.91         6,376,080
    Non-Qualified VIII                                    97,671.315             11.55         1,128,104
    Non-Qualified IX                                         670.338             12.88             8,634
    Non-Qualified X                                       19,199.436             13.33           255,928
                                                     ---------------                     ---------------
                                                         835,340.606                     $    11,256,899
                                                     ===============                     ===============

ING VP STRATEGIC ALLOCATION INCOME
Currently payable annuity contracts:                                                     $     3,142,767
Contracts in accumulation period:
    Non-Qualified V                                       88,782.076   $         14.02         1,244,725
    Non-Qualified V (0.75)                                43,244.558             14.51           627,479
    Non-Qualified VII                                    798,445.513             13.86        11,066,455
    Non-Qualified VIII                                   283,367.875             12.99         3,680,949
    Non-Qualified X                                       22,791.065             14.30           325,912
                                                     ---------------                     ---------------
                                                       1,236,631.087                     $    20,088,287
                                                     ===============                     ===============

ING ALGER AGGRESSIVE GROWTH
Contracts in accumulation period:
    Non-Qualified V                                           69.605   $          7.31   $           509
    Non-Qualified V (0.75)                                24,272.518              7.34           178,160
                                                     ---------------                     ---------------
                                                          24,342.123                     $       178,669
                                                     ===============                     ===============

ING ALGER GROWTH
Contracts in accumulation period:
    Non-Qualified V                                          169.817   $          7.24   $         1,229
    Non-Qualified V (0.75)                                 1,127.269              7.26             8,184
                                                     ---------------                     ---------------
                                                           1,297.086                     $         9,413
                                                     ===============                     ===============

ING AMERICAN CENTURY SMALL CAP VALUE
Contracts in accumulation period:
    Non-Qualified V                                        6,554.415   $          9.30   $        60,956
    Non-Qualified V (0.75)                                 9,661.639              8.11            78,356
    Non-Qualified XX                                       3,605.133              9.30            33,528
                                                     ---------------                     ---------------
                                                          19,821.187                     $       172,840
                                                     ===============                     ===============

                                                          UNITS                              EXTENDED
                                                       OUTSTANDING        UNIT VALUE           VALUE
                                                     ---------------------------------------------------
ING BARON SMALL CAP GROWTH
Contracts in accumulation period:
    Non-Qualified V                                        6,056.996   $          9.68   $        58,632
    Non-Qualified V (0.75)                                13,543.464              8.72           118,099
    Non-Qualified XX                                       1,709.418              9.68            16,547
                                                     ---------------                     ---------------
                                                          21,309.878                     $       193,278
                                                     ===============                     ===============

ING GOLDMAN SACHS(R) CAPITAL GROWTH
Contracts in accumulation period:
    Non-Qualified V (0.75)                                 1,589.626   $          8.07   $        12,828
    Non-Qualified XII                                        652.397              8.07             5,265
                                                     ---------------                     ---------------
                                                           2,242.023                     $        18,093
                                                     ===============                     ===============

ING JPMORGAN FLEMING INTERNATIONAL
Currently payable annuity contracts:                                                     $       725,145
Contracts in accumulation period:
    Non-Qualified V                                      216,774.890   $         15.27         3,310,153
    Non-Qualified V (0.75)                               200,628.910             15.80         3,169,937
    Non-Qualified VII                                    191,333.958              8.39         1,605,292
    Non-Qualified VIII                                    68,657.317              8.45           580,154
    Non-Qualified IX                                       3,903.746             15.05            58,751
    Non-Qualified X                                        1,614.188             15.27            24,649
    Non-Qualified XIII                                   868,695.784              6.79         5,898,444
    Non-Qualified XIV                                    567,196.378              6.70         3,800,216
    Non-Qualified XV                                     399,227.648              6.65         2,654,864
    Non-Qualified XVI                                    289,603.614              5.68         1,644,949
    Non-Qualified XVIII                                   10,991.066              5.62            61,770
    Non-Qualified XIX                                     90,376.964              5.64           509,726
                                                     ---------------                     ---------------
                                                       2,909,004.463                     $    24,044,050
                                                     ===============                     ===============

ING JPMORGAN MID CAP VALUE
Contracts in accumulation period:
    Non-Qualified V                                          525.287   $          9.17   $         4,817
    Non-Qualified V (0.75)                                 8,924.783              9.20            82,108
                                                     ---------------                     ---------------
                                                           9,450.070                     $        86,925
                                                     ===============                     ===============

ING MFS CAPITAL OPPORTUNITIES
Currently payable annuity contracts:                                                     $     2,524,031
Contracts in accumulation period:
    Non-Qualified V                                      249,445.381   $         18.73         4,672,112
    Non-Qualified V (0.75)                               180,680.003             19.38         3,501,578
    Non-Qualified VII                                    846,006.622              8.84         7,478,699
    Non-Qualified VIII                                   243,400.894              8.91         2,168,702
    Non-Qualified IX                                       3,746.424             18.46            69,159
    Non-Qualified X                                        9,460.209             18.73           177,190
    Non-Qualified XII                                        268.795              7.61             2,046
    Non-Qualified XIII                                   760,838.627              7.23         5,500,863
    Non-Qualified XIV                                    775,399.104              7.14         5,536,350

                                                          UNITS                              EXTENDED
                                                       OUTSTANDING        UNIT VALUE           VALUE
                                                     ---------------------------------------------------
ING MFS CAPITAL OPPORTUNITIES (CONTINUED)
    Non-Qualified XV                                     201,250.408   $          7.09   $     1,426,865
    Non-Qualified XVI                                    288,029.971              4.49         1,293,255
    Non-Qualified XVII                                       373.914             20.94             7,830
    Non-Qualified XVIII                                  114,024.815              4.44           506,270
    Non-Qualified XIX                                    196,376.005              4.46           875,837
                                                     ---------------                     ---------------
                                                       3,869,301.172                     $    35,740,787
                                                     ===============                     ===============

ING MFS GLOBAL GROWTH
Contracts in accumulation period:
    Non-Qualified V                                          114.677   $          8.32   $           954
    Non-Qualified V (0.75)                                    53.670              8.35               448
                                                     ---------------                     ---------------
                                                             168.347                     $         1,402
                                                     ===============                     ===============

ING MFS RESEARCH
Contracts in accumulation period:
    Non-Qualified V                                      300,020.696   $         10.37   $     3,111,215
    Non-Qualified V (0.75)                               226,503.440             10.73         2,430,382
    Non-Qualified VI                                      15,681.895              8.78           137,687
    Non-Qualified VII                                  2,125,862.279             10.20        21,683,795
    Non-Qualified VIII                                   356,088.081              7.05         2,510,421
    Non-Qualified IX                                      11,475.529             10.22           117,280
    Non-Qualified X                                      121,245.136             10.37         1,257,312
    Non-Qualified XI                                       1,302.911              8.78            11,440
    Non-Qualified XIII                                   358,336.776              6.85         2,454,607
    Non-Qualified XIV                                    619,493.614              6.76         4,187,777
    Non-Qualified XV                                     179,084.071              6.72         1,203,445
    Non-Qualified XVI                                    151,905.555              5.04           765,604
    Non-Qualified XVIII                                   38,140.149              4.98           189,938
    Non-Qualified XIX                                    121,587.728              5.00           607,939
                                                     ---------------                     ---------------
                                                       4,626,727.860                     $    40,668,842
                                                     ===============                     ===============

ING OPCAP BALANCED VALUE
Contracts in accumulation period:
    Non-Qualified V                                        1,003.030   $          8.34   $         8,365
    Non-Qualified XII                                        821.815              8.37             6,879
                                                     ---------------                     ---------------
                                                           1,824.845                     $        15,244
                                                     ===============                     ===============

ING PIMCO TOTAL RETURN
Contracts in accumulation period:
    Non-Qualified V                                       25,282.897   $         10.72   $       271,033
    Non-Qualified V (0.75)                                69,178.707             10.75           743,671
    Non-Qualified IX                                      17,742.566             10.70           189,845
    Non-Qualified XII                                        676.412             10.75             7,271
    Non-Qualified XX                                       5,896.283             10.72            63,208
                                                     ---------------                     ---------------
                                                         118,776.865                     $     1,275,028
                                                     ===============                     ===============

                                                          UNITS                              EXTENDED
                                                       OUTSTANDING        UNIT VALUE           VALUE
                                                     ---------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH
Currently payable annuity contracts:                                                     $       992,675
Contracts in accumulation period:
    Non-Qualified V                                      353,914.829   $          9.64         3,411,739
    Non-Qualified V (0.75)                               337,984.906              9.97         3,369,710
    Non-Qualified VII                                  2,842,989.175              9.24        26,269,220
    Non-Qualified VIII                                   393,580.696              6.31         2,483,494
    Non-Qualified IX                                       6,741.530              9.50            64,045
    Non-Qualified X                                        9,980.736              9.64            96,214
    Non-Qualified XII                                      2,174.834              5.45            11,853
    Non-Qualified XIII                                   688,421.610              5.19         3,572,908
    Non-Qualified XIV                                    836,352.565              5.12         4,282,125
    Non-Qualified XV                                     250,907.607              5.09         1,277,120
    Non-Qualified XVI                                    108,235.112              3.58           387,482
    Non-Qualified XVII                                       380.139              9.70             3,687
    Non-Qualified XVIII                                   58,907.037              3.54           208,531
    Non-Qualified XIX                                    162,542.564              3.55           577,026
                                                     ---------------                     ---------------
                                                       6,053,113.340                     $    47,007,829
                                                     ===============                     ===============

ING SALOMON BROTHERS CAPITAL
Contracts in accumulation period:
    Non-Qualified V (0.75)                                   654.575   $          7.69   $         5,034
                                                     ---------------                     ---------------
                                                             654.575                     $         5,034
                                                     ===============                     ===============

ING SALOMON BROTHERS INVESTORS VALUE
Contracts in accumulation period:
    Non-Qualified V                                        1,834.938   $          7.82   $        14,349
                                                     ---------------                     ---------------
                                                           1,834.938                     $        14,349
                                                     ===============                     ===============

ING T. ROWE PRICE GROWTH EQUITY
Currently payable annuity contracts:                                                     $     2,345,236
Contracts in accumulation period:
    Non-Qualified V                                      192,649.640   $         14.54         2,801,126
    Non-Qualified V (0.75)                               242,809.642             15.04         3,651,857
    Non-Qualified VII                                  2,520,654.151             18.37        46,304,417
    Non-Qualified VIII                                   234,754.639             13.36         3,136,322
    Non-Qualified IX                                       5,444.907             14.33            78,026
    Non-Qualified X                                        6,422.007             14.54            93,376
    Non-Qualified XII                                      1,681.613              8.90            14,966
    Non-Qualified XVII                                     1,011.823             17.06            17,262
                                                     ---------------                     ---------------
                                                       3,205,428.422                     $    58,442,588
                                                     ===============                     ===============

                                                          UNITS                              EXTENDED
                                                       OUTSTANDING        UNIT VALUE           VALUE
                                                     ---------------------------------------------------
ING UBS TACTICAL ASSET ALLOCATION
Contracts in accumulation period:
    Non-Qualified V                                           53.433   $          8.01   $           428
                                                     ---------------                     ---------------
                                                              53.433                     $           428
                                                     ===============                     ===============

ING VAN KAMPEN COMSTOCK
Contracts in accumulation period:
    Non-Qualified V                                       12,024.347   $          8.31   $        99,922
    Non-Qualified V (0.75)                                26,015.863              8.34           216,972
    Non-Qualified XII                                        250.818              8.33             2,089
                                                     ---------------                     ---------------
                                                          38,291.028                     $       318,983
                                                     ===============                     ===============

ING VP GROWTH AND INCOME
Currently payable annuity contracts:                                                     $    86,525,598
Contracts in accumulation period:
    Non-Qualified 1964                                       958.685   $        162.71           155,988
    Non-Qualified V                                    4,278,161.961             15.16        64,856,935
    Non-Qualified V (0.75)                             7,378,211.382             15.69       115,764,137
    Non-Qualified VI                                   1,177,819.575             14.23        16,760,373
    Non-Qualified VII                                  4,488,575.286             15.02        67,418,401
    Non-Qualified VIII                                   892,956.523             10.10         9,018,861
    Non-Qualified IX                                      64,044.542             14.94           956,825
    Non-Qualified X                                    1,943,270.653             15.37        29,868,070
    Non-Qualified XI                                      30,716.608             14.43           443,241
    Non-Qualified XII                                     36,379.347              6.32           229,917
    Non-Qualified XIII                                 1,413,021.263              6.09         8,605,299
    Non-Qualified XIV                                  1,439,278.744              6.01         8,650,065
    Non-Qualified XV                                     490,461.079              5.97         2,928,053
    Non-Qualified XVI                                    217,038.958              5.33         1,156,818
    Non-Qualified XVII                                       205.889            152.21            31,338
    Non-Qualified XVIII                                   77,342.947              5.28           408,371
    Non-Qualified XIX                                    141,086.356              5.30           747,758
    Non-Qualified XX                                      94,985.088             15.16         1,439,974
                                                     ---------------                     ---------------
                                                      24,164,514.886                     $   415,966,022
                                                     ===============                     ===============

ING VP GROWTH
Currently payable annuity contracts:                                                     $     2,631,186
Contracts in accumulation period:
    Non-Qualified V                                       84,932.756   $         10.49           890,945
    Non-Qualified V (0.75)                               558,745.766             10.80         6,034,454
    Non-Qualified VII                                    573,852.673             10.40         5,968,068
    Non-Qualified VIII                                   234,214.218             10.49         2,456,907
    Non-Qualified IX                                       1,843.949             10.34            19,066
    Non-Qualified XII                                      2,598.937              6.72            17,465
    Non-Qualified XIII                                   744,202.893              6.22         4,628,942
    Non-Qualified XIV                                    640,933.606              6.13         3,928,923

                                                          UNITS                              EXTENDED
                                                       OUTSTANDING        UNIT VALUE           VALUE
                                                     ---------------------------------------------------
ING VP GROWTH (CONTINUED)
    Non-Qualified XV                                     122,600.479   $          6.09   $       746,637
    Non-Qualified XVI                                    121,103.308              4.04           489,257
    Non-Qualified XVIII                                   12,355.061              4.00            49,420
    Non-Qualified XIX                                    105,967.306              4.01           424,929
                                                     ---------------                     ---------------
                                                       3,203,350.952                     $    28,286,199
                                                     ===============                     ===============

ING VP INDEX PLUS LARGECAP
Currently payable annuity contracts:                                                     $    31,910,797
Contracts in accumulation period:
    Non-Qualified V                                      288,486.014   $         13.63         3,932,064
    Non-Qualified V (0.75)                               999,688.403             14.07        14,065,616
    Non-Qualified VII                                  1,883,337.515             13.49        25,406,223
    Non-Qualified VIII                                   635,456.372             13.39         8,508,761
    Non-Qualified IX                                      20,458.132             13.44           274,957
    Non-Qualified XII                                     15,082.003              8.20           123,672
    Non-Qualified XIII                                 3,628,670.916              7.87        28,557,640
    Non-Qualified XIV                                  3,014,920.796              7.77        23,425,935
    Non-Qualified XV                                   1,263,502.914              7.71         9,741,607
    Non-Qualified XVI                                    675,425.261              5.93         4,005,272
    Non-Qualified XVII                                        53.946             13.87               748
    Non-Qualified XVIII                                  220,224.676              5.86         1,290,517
    Non-Qualified XIX                                    539,612.055              5.88         3,172,919
                                                     ---------------                     ---------------
                                                      13,184,919.003                     $   154,416,728
                                                     ===============                     ===============

ING VP INDEX PLUS MIDCAP
Contracts in accumulation period:
    Non-Qualified V                                      138,190.533   $         12.48   $     1,724,618
    Non-Qualified V (0.75)                               757,291.244             12.78         9,678,182
    Non-Qualified IX                                      10,079.041             12.33           124,275
    Non-Qualified XII                                     18,708.753             13.31           249,014
    Non-Qualified XVII                                       253.199             13.22             3,347
                                                     ---------------                     ---------------
                                                         924,522.770                     $    11,779,436
                                                     ===============                     ===============

ING VP INDEX PLUS SMALLCAP
Contracts in accumulation period:
    Non-Qualified V                                      128,310.022   $          9.07   $     1,163,772
    Non-Qualified V (0.75)                               328,141.058              9.28         3,045,149
    Non-Qualified IX                                       6,481.411              8.96            58,073
    Non-Qualified XII                                        753.745              9.99             7,530
                                                     ---------------                     ---------------
                                                         463,686.236                     $     4,274,524
                                                     ===============                     ===============

                                                          UNITS                              EXTENDED
                                                       OUTSTANDING        UNIT VALUE           VALUE
                                                     ---------------------------------------------------
ING VP INTERNATIONAL EQUITY PORTFOLIO - CLASS R
Currently payable annuity contracts:                                                     $       376,495
Contracts in accumulation period:
    Non-Qualified V                                        6,875.696   $          6.25            42,973
    Non-Qualified V (0.75)                                59,835.340              6.40           382,946
    Non-Qualified VII                                     98,804.174              6.20           612,586
    Non-Qualified VIII                                    34,502.077              6.25           215,638
    Non-Qualified XIII                                   273,415.239              5.93         1,621,352
    Non-Qualified XIV                                    174,150.116              5.85         1,018,778
    Non-Qualified XV                                      61,382.639              5.81           356,633
    Non-Qualified XVI                                     71,157.557              4.74           337,287
    Non-Qualified XVIII                                    5,585.598              4.69            26,196
    Non-Qualified XIX                                     50,411.975              4.70           236,936
                                                     ---------------                     ---------------
                                                         836,120.411                     $     5,227,820
                                                     ===============                     ===============

ING VP SMALL COMPANY
Currently payable annuity contracts:                                                     $     3,881,973
Contracts in accumulation period:
   Non-Qualified V                                        49,493.214   $         14.46           715,672
   Non-Qualified V (0.75)                                362,103.959             14.88         5,388,107
   Non-Qualified VII                                   1,032,724.107             14.33        14,798,936
   Non-Qualified VIII                                    286,772.659             14.45         4,143,865
   Non-Qualified IX                                        1,379.067             14.25            19,652
   Non-Qualified XII                                      35,405.059             10.27           363,610
   Non-Qualified XIII                                  1,077,682.721             10.04        10,819,935
   Non-Qualified XIV                                     617,860.717              9.91         6,123,000
   Non-Qualified XV                                      200,547.557              9.84         1,973,388
   Non-Qualified XVI                                     339,071.983              7.16         2,427,755
   Non-Qualified XVII                                      2,960.186             10.78            31,911
   Non-Qualified XVIII                                    36,061.563              7.09           255,676
   Non-Qualified XIX                                     170,804.473              7.11         1,214,420
                                                     ---------------                     ---------------
                                                       4,212,867.265                     $    52,157,900
                                                     ===============                     ===============

ING VP TECHNOLOGY
Contracts in accumulation period:
    Non-Qualified V                                      240,058.230   $          2.57   $       616,950
    Non-Qualified V (0.75)                               470,065.068              2.61         1,226,870
    Non-Qualified VII                                    476,267.450              2.56         1,219,245
    Non-Qualified VIII                                    61,729.892              2.57           158,646
    Non-Qualified IX                                      17,615.456              2.55            44,919
    Non-Qualified X                                        1,784.761              2.59             4,623
    Non-Qualified XII                                      3,512.025              2.60             9,131
    Non-Qualified XIII                                   588,646.420              2.59         1,524,594
    Non-Qualified XIV                                    381,817.732              2.57           981,272
    Non-Qualified XV                                      55,830.093              2.56           142,925
    Non-Qualified XVI                                    125,466.581              2.67           334,996
    Non-Qualified XVIII                                   22,239.898              2.65            58,936
    Non-Qualified XIX                                     90,584.798              2.66           240,956
                                                     ---------------                     ---------------
                                                       2,535,618.404                     $     6,564,063
                                                     ===============                     ===============

                                                          UNITS                              EXTENDED
                                                       OUTSTANDING        UNIT VALUE           VALUE
                                                     ---------------------------------------------------
ING VP VALUE OPPORTUNITY
Contracts in accumulation period:
    Non-Qualified V                                       66,506.128   $         13.44   $       893,842
    Non-Qualified V (0.75)                               246,272.709             13.84         3,408,414
    Non-Qualified VII                                    760,213.853             13.32        10,126,049
    Non-Qualified VIII                                   171,772.473             13.44         2,308,622
    Non-Qualified IX                                       1,697.542             13.25            22,492
    Non-Qualified XII                                     25,733.010              9.36           240,861
    Non-Qualified XVII                                        68.291             10.32               705
                                                     ---------------                     ---------------
                                                       1,272,264.006                     $    17,000,985
                                                     ===============                     ===============

ING VP EMERGING MARKETS
Contracts in accumulation period:
    Non-Qualified VII                                    102,697.805   $          6.32   $       649,050
                                                     ---------------                     ---------------
                                                         102,697.805                     $       649,050
                                                     ===============                     ===============

ING VP GROWTH OPPORTUNITIES - CLASS R
Contracts in accumulation period:
    Non-Qualified V                                       63,828.994   $          6.02   $       384,251
                                                     ---------------                     ---------------
                                                          63,828.994                     $       384,251
                                                     ===============                     ===============

ING VP GROWTH OPPORTUNITIES - CLASS S
Contracts in accumulation period:
    Non-Qualified XIII                                    10,587.862   $          5.43   $        57,492
    Non-Qualified XIV                                      2,346.431              5.40            12,671
    Non-Qualified XV                                       1,383.401              5.38             7,443
    Non-Qualified XVI                                      6,241.577              5.38            33,580
    Non-Qualified XVIII                                    1,028.483              5.34             5,492
    Non-Qualified XIX                                      1,596.215              5.35             8,540
                                                     ---------------                     ---------------
                                                          23,183.969                     $       125,218
                                                     ===============                     ===============

ING VP INTERNATIONAL VALUE
Contracts in accumulation period:
    Non-Qualified V                                        5,855.824   $          8.83   $        51,707
    Non-Qualified V (0.75)                                34,787.430              8.03           279,343
    Non-Qualified IX                                       4,254.293              7.95            33,822
    Non-Qualified XII                                        963.184              8.03             7,734
    Non-Qualified XX                                       3,553.474              8.83            31,377
                                                     ---------------                     ---------------
                                                          49,414.205                     $       403,983
                                                     ===============                     ===============

ING VP MAGNACAP - CLASS R
Contracts in accumulation period:
    Non-Qualified V (0.75)                                 3,912.983   $          6.85   $        26,804
                                                     ---------------                     ---------------
                                                           3,912.983                     $        26,804
                                                     ===============                     ===============

                                                          UNITS                              EXTENDED
                                                       OUTSTANDING        UNIT VALUE           VALUE
                                                     ---------------------------------------------------
ING VP MAGNACAP - CLASS S
Contracts in accumulation period:
    Non-Qualified XIII                                    35,550.671   $          7.12   $       253,121
    Non-Qualified XIV                                     18,913.322              7.08           133,906
    Non-Qualified XV                                       1,231.619              7.07             8,708
    Non-Qualified XVI                                      7,235.436              7.06            51,082
    Non-Qualified XVIII                                    3,338.428              7.01            23,402
    Non-Qualified XIX                                      2,778.145              7.02            19,503
                                                     ---------------                     ---------------
                                                          69,047.621                     $       489,722
                                                     ===============                     ===============

ING VP MIDCAP OPPORTUNITIES - CLASS R
Contracts in accumulation period:
    Non-Qualified V                                           31.666   $          6.92   $           219
    Non-Qualified V (0.75)                                10,442.470              6.97            72,784
    Non-Qualified IX                                         449.133              6.89             3,095
                                                     ---------------                     ---------------
                                                          10,923.269                     $        76,098
                                                     ===============                     ===============

ING VP MIDCAP OPPORTUNITIES - CLASS S
Contracts in accumulation period:
    Non-Qualified XIII                                   120,170.564   $          6.21   $       746,259
    Non-Qualified XIV                                    138,997.470              6.18           859,004
    Non-Qualified XV                                      26,454.022              6.17           163,221
    Non-Qualified XVI                                     78,501.188              6.16           483,567
    Non-Qualified XVIII                                    7,014.780              6.11            42,860
    Non-Qualified XIX                                     47,024.353              6.13           288,259
                                                     ---------------                     ---------------
                                                         418,162.377                     $     2,583,170
                                                     ===============                     ===============

ING VP SMALLCAP OPPORTUNITIES - CLASS R
Contracts in accumulation period:
    Non-Qualified V                                        8,679.356   $          4.98   $        43,223
    Non-Qualified V (0.75)                                 3,032.308              5.02            15,222
                                                     ---------------                     ---------------
                                                          11,711.664                     $        58,445
                                                     ===============                     ===============

ING VP SMALLCAP OPPORTUNITIES - CLASS S
Contracts in accumulation period:
    Non-Qualified XIII                                   117,668.602   $          4.73   $       556,572
    Non-Qualified XIV                                    101,824.267              4.71           479,592
    Non-Qualified XV                                      56,605.761              4.70           266,047
    Non-Qualified XVI                                     49,256.630              4.69           231,014
    Non-Qualified XVIII                                   11,288.326              4.66            52,604
    Non-Qualified XIX                                     39,805.483              4.67           185,892
                                                     ---------------                     ---------------
                                                         376,449.069                     $     1,771,721
                                                     ===============                     ===============

                                                          UNITS                              EXTENDED
                                                       OUTSTANDING        UNIT VALUE           VALUE
                                                     ---------------------------------------------------
JANUS ASPEN AGGRESSIVE GROWTH
Contracts in accumulation period:
    Non-Qualified V                                      566,617.723   $         13.03   $     7,383,029
    Non-Qualified V (0.75)                               858,374.479             13.49        11,579,472
    Non-Qualified VII                                  1,563,268.522             12.94        20,228,695
    Non-Qualified VIII                                   357,735.529              9.03         3,230,352
    Non-Qualified IX                                      21,634.844             12.85           278,008
    Non-Qualified X                                       27,926.793             13.03           363,886
    Non-Qualified XII                                      4,662.942              7.58            35,345
    Non-Qualified XIII                                 1,964,782.621              7.13        14,008,900
    Non-Qualified XIV                                  1,696,306.388              7.03        11,925,034
    Non-Qualified XV                                     657,391.909              6.98         4,588,596
    Non-Qualified XVI                                    555,397.758              2.96         1,643,977
    Non-Qualified XVII                                     1,630.686             15.64            25,504
    Non-Qualified XVIII                                  278,823.059              2.92           814,163
    Non-Qualified XIX                                    385,034.113              2.93         1,128,150
                                                     ---------------                     ---------------
                                                       8,939,587.366                     $    77,233,111
                                                     ===============                     ===============

JANUS ASPEN BALANCED
Contracts in accumulation period:
    Non-Qualified V                                      555,951.615   $         20.89   $    11,613,829
    Non-Qualified V (0.75)                               630,340.005             21.62        13,627,951
    Non-Qualified VII                                  2,369,859.609             23.08        54,696,360
    Non-Qualified VIII                                   673,359.597             18.46        12,430,218
    Non-Qualified IX                                       7,450.766             20.60           153,486
    Non-Qualified X                                       23,295.212             20.89           486,637
    Non-Qualified XII                                     21,381.782             12.32           263,424
    Non-Qualified XIII                                 3,258,034.827             11.64        37,923,525
    Non-Qualified XIV                                  3,601,528.948             11.48        41,345,552
    Non-Qualified XV                                   1,255,265.952             11.41        14,322,585
    Non-Qualified XVI                                    678,471.836              8.44         5,726,302
    Non-Qualified XVII                                        41.959             21.30               894
    Non-Qualified XVIII                                  144,444.286              8.35         1,206,110
    Non-Qualified XIX                                    472,317.742              8.38         3,958,023
    Non-Qualified XX                                       3,375.393             20.89            70,512
                                                     ---------------                     ---------------
                                                      13,695,119.529                     $   197,825,408
                                                     ===============                     ===============

                                                          UNITS                              EXTENDED
                                                       OUTSTANDING        UNIT VALUE           VALUE
                                                     ---------------------------------------------------
JANUS ASPEN FLEXIBLE INCOME
Contracts in accumulation period:
    Non-Qualified V                                      171,615.702   $         18.96   $     3,253,834
    Non-Qualified V (0.75)                               231,891.054             19.62         4,549,702
    Non-Qualified VII                                    908,267.435             18.71        16,993,684
    Non-Qualified VIII                                   212,109.882             15.73         3,336,488
    Non-Qualified IX                                       3,310.389             18.69            61,871
    Non-Qualified X                                        8,977.805             18.96           170,219
    Non-Qualified XII                                      1,937.840             12.85            24,901
    Non-Qualified XVII                                        54.245             19.34             1,049
                                                     ---------------                     ---------------
                                                       1,538,164.352                     $    28,391,748
                                                     ===============                     ===============

JANUS ASPEN GROWTH PORTFOLIO
Currently payable annuity contracts:                                                     $     6,363,719
Contracts in accumulation period:
    Non-Qualified V                                      338,648.733   $         13.37         4,527,734
    Non-Qualified V (0.75)                               565,225.869             13.83         7,817,074
    Non-Qualified VII                                  1,698,475.232             15.78        26,801,939
    Non-Qualified VIII                                   346,669.873             11.30         3,917,370
    Non-Qualified IX                                       6,850.744             13.18            90,293
    Non-Qualified X                                       22,475.711             13.37           300,500
    Non-Qualified XII                                     10,427.083              7.53            78,516
    Non-Qualified XIII                                 2,342,509.576              7.16        16,772,369
    Non-Qualified XIV                                  3,015,362.805              7.07        21,318,615
    Non-Qualified XV                                     983,466.889              7.02         6,903,938
    Non-Qualified XVI                                    327,789.685              4.46         1,461,942
    Non-Qualified XVII                                       616.632             14.84             9,151
    Non-Qualified XVIII                                  129,992.688              4.42           574,568
    Non-Qualified XIX                                    353,241.795              4.43         1,564,861
                                                     ---------------                     ---------------
                                                      10,141,753.315                     $    98,502,589
                                                     ===============                     ===============

JANUS ASPEN WORLDWIDE GROWTH
Currently payable annuity contracts:                                                     $     7,329,540
Contracts in accumulation period:
    Non-Qualified V                                      609,558.631   $         16.25         9,905,328
    Non-Qualified V (0.75)                             1,211,566.461             16.82        20,378,548
    Non-Qualified VII                                  4,329,391.897             18.21        78,838,226
    Non-Qualified VIII                                   816,356.134             13.23        10,800,392
    Non-Qualified IX                                      23,370.570             16.02           374,397
    Non-Qualified X                                       26,438.976             16.25           429,633
    Non-Qualified XII                                     25,670.941              7.90           202,800
    Non-Qualified XIII                                 3,739,036.827              7.39        27,631,482
    Non-Qualified XIV                                  3,645,285.344              7.29        26,574,130
    Non-Qualified XV                                   1,076,133.408              7.24         7,791,206
    Non-Qualified XVI                                    771,583.143              4.81         3,711,315
    Non-Qualified XVII                                     2,202.702             18.46            40,662
    Non-Qualified XVIII                                  194,741.283              4.76           926,969
    Non-Qualified XIX                                    699,890.190              4.78         3,345,475
                                                     ---------------                     ---------------
                                                      17,171,226.507                     $   198,280,103
                                                     ===============                     ===============

                                                          UNITS                              EXTENDED
                                                       OUTSTANDING        UNIT VALUE           VALUE
                                                     ---------------------------------------------------
JANUS ASPEN WORLDWIDE GROWTH (CONTINUED)
LORD ABBETT GROWTH AND INCOME
Contracts in accumulation period:
   Non-Qualified V                                        32,820.831   $          7.85   $       257,644
   Non-Qualified V (0.75)                                 20,716.722              7.91           163,869
                                                     ---------------                     ---------------
                                                          53,537.553                     $       421,513
                                                     ===============                     ===============

LORD ABBETT MID-CAP VALUE
Contracts in accumulation period:
    Non-Qualified V                                        5,655.376   $          9.87   $        55,819
    Non-Qualified V (0.75)                                44,192.623              8.38           370,334
    Non-Qualified XX                                       4,843.782              9.87            47,808
                                                     ---------------                     ---------------
                                                          54,691.781                     $       473,961
                                                     ===============                     ===============

MFS (R) GLOBAL GOVERNMENTS
Contracts in accumulation period:
    Non-Qualified VII                                    190,603.352   $         11.92   $     2,271,992
    Non-Qualified VIII                                    37,246.397             12.04           448,447
                                                     ---------------                     ---------------
                                                         227,849.749                     $     2,720,439
                                                     ===============                     ===============

MFS(R) TOTAL RETURN
Contracts in accumulation period:
    Non-Qualified VII                                  2,066,374.204   $         15.51   $    32,049,464
    Non-Qualified VIII                                   475,213.219             15.67         7,446,591
    Non-Qualified XIII                                 1,138,016.463             11.13        12,666,123
    Non-Qualified XIV                                  1,935,084.719             10.98        21,247,230
    Non-Qualified XV                                     561,729.213             10.91         6,128,466
    Non-Qualified XVI                                    617,717.854              9.94         6,140,115
    Non-Qualified XVIII                                  143,894.186              9.83         1,414,480
    Non-Qualified XIX                                    469,356.259              9.87         4,632,546
                                                     ---------------                     ---------------
                                                       7,407,386.117                     $    91,725,015
                                                     ===============                     ===============

OPPENHEIMER AGGRESSIVE GROWTH
Currently payable annuity contracts:                                                     $       819,407
Contracts in accumulation period:
    Non-Qualified VII                                    645,050.621   $         10.34         6,669,823
    Non-Qualified VIII                                   228,735.970             10.43         2,385,716
    Non-Qualified XIII                                   566,444.270              7.29         4,129,379
    Non-Qualified XIV                                    653,599.318              7.19         4,699,379
    Non-Qualified XV                                     205,717.696              7.14         1,468,824
    Non-Qualified XVI                                    507,860.304              3.29         1,670,860

                                                          UNITS                              EXTENDED
                                                       OUTSTANDING        UNIT VALUE           VALUE
                                                     ---------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH (CONTINUED)
    Non-Qualified XVIII                                  375,412.433              3.26         1,223,845
    Non-Qualified XIX                                    263,903.806              3.27           862,965
                                                     ---------------                     ---------------
                                                       3,446,724.418                     $    23,930,198
                                                     ===============                     ===============

OPPENHEIMER GLOBAL SECURITIES
Contracts in accumulation period:
    Non-Qualified V                                      124,642.865   $         10.87   $     1,354,868
    Non-Qualified V (0.75)                               294,074.348             11.13         3,273,047
    Non-Qualified VII                                    619,881.256             14.00         8,678,338
    Non-Qualified VIII                                   120,065.031             14.12         1,695,318
    Non-Qualified IX                                       3,483.077             10.74            37,408
    Non-Qualified XII                                     12,340.120             11.17           137,839
                                                     ---------------                     ---------------
                                                       1,174,486.697                     $    15,176,818
                                                     ===============                     ===============

OPPENHEIMER MAIN STREET GROWTH & INCOME
Currently payable annuity contracts:                                                     $     3,092,978
Contracts in accumulation period:
    Non-Qualified VII                                  1,627,170.955   $         10.10        16,434,427
    Non-Qualified VIII                                   567,565.104             10.19         5,783,488
    Non-Qualified XIII                                   825,724.271              7.08         5,846,128
    Non-Qualified XIV                                  1,503,686.572              6.98        10,495,732
    Non-Qualified XV                                     475,185.289              6.94         3,297,786
    Non-Qualified XVI                                    265,863.679              6.26         1,664,307
    Non-Qualified XVIII                                  106,267.399              6.20           658,858
    Non-Qualified XIX                                    245,483.133              6.22         1,526,905
                                                     ---------------                     ---------------
                                                       5,616,946.402                     $    48,800,609
                                                     ===============                     ===============

OPPENHEIMER STRATEGIC BOND
Currently payable annuity contracts:                                                     $     1,153,175
Contracts in accumulation period:
    Non-Qualified V                                       10,728.017   $         11.19           120,047
    Non-Qualified V (0.75)                                53,130.525             11.46           608,876
    Non-Qualified VII                                    814,287.332             12.27         9,991,306
    Non-Qualified VIII                                   197,895.041             12.38         2,449,941
    Non-Qualified IX                                         151.867             11.06             1,680
    Non-Qualified XIII                                   535,396.772             11.24         6,017,860
    Non-Qualified XIV                                    629,245.584             11.09         6,978,334
    Non-Qualified XV                                     209,695.372             11.02         2,310,843
    Non-Qualified XVI                                    157,440.299             10.87         1,711,376
    Non-Qualified XVIII                                   28,772.871             10.76           309,596
    Non-Qualified XIX                                    100,170.989             10.80         1,081,847
                                                     ---------------                     ---------------
                                                       2,736,914.669                     $    32,734,881
                                                     ===============                     ===============

                                                          UNITS                              EXTENDED
                                                       OUTSTANDING        UNIT VALUE           VALUE
                                                     ---------------------------------------------------
PIONEER EQUITY INCOME VCT
Contracts in accumulation period:
    Non-Qualified V                                       13,107.385   $          7.99   $       104,728
    Non-Qualified V (0.75)                                 6,032.919              8.05            48,565
                                                     ---------------                     ---------------
                                                          19,140.304                     $       153,293
                                                     ===============                     ===============

PIONEER FUND VCT
Contracts in accumulation period:
    Non-Qualified V (0.75)                                   171.721   $          7.59   $         1,303
                                                     ---------------                     ---------------
                                                             171.721                     $         1,303
                                                     ===============                     ===============

PIONEER MID CAP VALUE VCT
Contracts in accumulation period:
    Non-Qualified V                                        1,622.935   $          8.73   $        14,168
    Non-Qualified V (0.75)                                 1,847.373              8.80            16,257
                                                     ---------------                     ---------------
                                                           3,470.308                     $        30,425
                                                     ===============                     ===============

PRUDENTIAL JENNISON
Contracts in accumulation period:
    Non-Qualified XIII                                    17,204.028   $          6.07   $       104,428
    Non-Qualified XIV                                     42,520.383              6.04           256,823
    Non-Qualified XV                                       4,457.203              6.02            26,832
    Non-Qualified XVI                                        879.203              6.02             5,293
    Non-Qualified XVIII                                    1,484.914              5.97             8,865
    Non-Qualified XIX                                      4,124.459              5.99            24,706
                                                     ---------------                     ---------------
                                                          70,670.190                     $       426,947
                                                     ===============                     ===============

SP JENNISON INTERNATIONAL GROWTH
Contracts in accumulation period:
    Non-Qualified XIII                                     9,143.351   $          5.76   $        52,666
    Non-Qualified XIV                                      7,304.232              5.73            41,853
    Non-Qualified XV                                       7,013.356              5.72            40,116
    Non-Qualified XVI                                      6,381.407              5.71            36,438
    Non-Qualified XVIII                                      211.729              5.67             1,201
    Non-Qualified XIX                                      7,317.637              5.68            41,564
                                                     ---------------                     ---------------
                                                          37,371.712                     $       213,838
                                                     ===============                     ===============

NON-QUALIFIED 1964       Individual Contracts issued from December 1, 1964 to
                         March 14, 1967.

NON-QUALIFIED  V         Certain AetnaPlus Contracts issued in connection with
                         deferred compensation plans issued since August 28, 1992, and certain individual non-qualified Contracts.

NON-QUALIFIED V (0.75)   Subset of Non-Qualified V Contracts having a mortality
                         and expense charge of 0.75%

NON-QUALIFIED VI         Certain existing Contracts that were converted to ACES,
                         an administrative system (previously valued under Non-Qualified I).

NON-QUALIFIED VII        Certain individual and group Contracts issued as
                         non-qualified deferred annuity contracts or Individual individual retirement annuity Contracts issued since
                         May 4, 1994.

NON-QUALIFIED VIII       Certain individual retirement annuity Contracts issued
                         since May 1, 1998.

NON-QUALIFIED IX         Group Aetna Plus Contracts assessing an administrative
                         expense charge effective April 7, 1997 issued in connection with deferred compensation plans.

NON-QUALIFIED X          Group AetnaPlus contracts containing contractual limits
                         on fees, issued in connection with deferred compensation plans and as individual non-qualified
                         Contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.

NON-QUALIFIED XI         Certain Contracts, previously valued under
                         Non-Qualified VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective May 29, 1997.

NON-QUALIFIED XIII       Certain individual retirement annuity Contracts issued
                         since October 1, 1998.

NON-QUALIFIED XIV        Certain individual retirement annuity Contracts issued
                         since September 1, 1998.

NON-QUALIFIED XV         Certain individual retirement annuity Contracts issued
                         since September 1, 1998.

NON-QUALIFIED XVI        Certain individual retirement annuity Contracts issued
                         since August 2000.

NON-QUALIFIED XVII       Group AetnaPlus contracts issued in connection with
                         deferred compensation plans having Contract modifications effective September 1, 1999.

NON-QUALIFIED XVIII      Certain individual retirement annuity Contracts issued
                         since September 2000.

NON-QUALIFIED XIX        Certain individual retirement annuity Contracts issued
                         since August 2000.

NON-QUALIFIED XX         Certain deferred compensation Contracts issued since
                         December 2002.

8. FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

                                  UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT      EXPENSE RATIO         TOTAL RETURN
            DIVISION              (000s)   LOWEST TO HIGHEST    (000s)     INCOME RATIO   LOWEST TO HIGHEST     LOWEST TO HIGHEST
-------------------------------   ------  -------------------  ----------  ------------  -------------------  --------------------
AIM VARIABLE INSURANCE FUNDS:
AIM V.I. Capital Appreciation
    2002                           2,233     $4.28 to $7.37    $ 14,832         -           0.45% to 1.90%      -25.80% to -0.04%
    2001                           2,600     $5.77 to $9.84      23,509       7.71%         0.45% to 2.25%     -24.75% to -23.82%
    2000                           2,085    $7.67 to $12.95      25,987         *                  *                    *

AIM V.I. Core Equity
    2002                           3,742     $5.14 to $7.67      29,940       0.30%         0.75% to 2.25%     -17.19% to -16.21%
    2001                           4,491     $6.21 to $9.17      42,858       0.05%         0.45% to 2.25%     -24.31% to -16.23%
    2000                           4,034    $8.20 to $12.00      49,823         *                  *                    *

AIM V.I. Government Securities
    2002                           2,139    $11.65 to $12.36     25,997       2.67%         0.95% to 1.90%       0.07% to 8.01%
    2001                             819    $10.83 to $11.38      9,149       5.55%         0.50% to 1.90%       4.38% to 5.40%
    2000                              28    $10.38 to $10.80        295         *                  *                    *

AIM V.I. Growth
    2002                           3,069     $3.34 to $5.09      14,946         -           0.75% to 1.90%     -32.29% to -31.49%
    2001                           3,912     $4.93 to $7.44      27,757       0.20%         0.45% to 2.25%     -35.18% to -34.38%
    2000                           3,321    $7.60 to $11.37      37,257         *                  *                    *

AIM V.I. Premier Equity
    2002                           5,969     $5.16 to $6.91      41,327       0.29%         0.45% to 1.90%     -31.59% to -30.57%
    2001                           7,410    $7.54 to $10.00      74,008       2.16%         0.45% to 2.25%      -14.24% to -9.62%
    2000                           6,222    $8.79 to $11.55      73,350         *                  *                    *

                                  UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT      EXPENSE RATIO         TOTAL RETURN
            DIVISION              (000s)   LOWEST TO HIGHEST    (000s)     INCOME RATIO   LOWEST TO HIGHEST     LOWEST TO HIGHEST
-------------------------------   ------  -------------------  ----------  ------------  -------------------  --------------------
THE ALGER AMERICAN FUND:
Alger American Balanced
    2002                             120         $21.40        $  2,576       1.69%             1.40%                -13.52%
    2001                             152         $24.74           3,765       3.07%        0.85% to 1.40%            -3.31%
    2000                             191         $25.59           4,888         *                 *                     *

Alger American Income & Growth
    2002                             356         $17.31           6,167       0.64%             1.40%                -32.07%
    2001                             443         $25.49          11,279       6.98%        0.85% to 1.40%            -15.53%
    2000                             550         $30.17          16,586         *                 *                     *

Alger American Leveraged AllCap
    2002                             327    $12.87 to $17.49      5,724       0.01%        1.25% to 1.40%      -34.84% to -34.74%
    2001                             388    $19.73 to $26.84     10,424       3.28%        0.85% to 1.40%      -17.11% to -16.99%
    2000                             481    $23.77 to $32.38     15,563         *                 *                     *

ALLIANCE FUNDS:
Alliance Growth and Income
    2002                           2,855     $7.68 to $7.89      22,169       0.80%        0.95% to 1.90%      -23.53% to -22.79%
    2001                           2,791    $9.99 to $10.27      28,177       4.75%        0.50% to 1.90%       -1.56% to -0.60%
    2000                              88    $10.10 to $10.39        898         *                 *                     *

Alliance Premier Growth
    2002                           1,333     $4.24 to $4.57       5,838         -          0.95% to 1.90%      -31.96% to -31.30%
    2001                           1,331     $6.20 to $6.69       8,532       6.31%        0.50% to 1.90%      -18.80% to -17.99%
    2000                             341     $7.60 to $8.20       2,687         *                 *                     *

Alliance Quasar
    2002                             128     $4.91 to $5.55         684         -          0.95% to 1.90%      -33.07% to -32.42%
    2001                             116     $7.34 to $8.22         910       3.62%        0.50% to 1.90%      -14.43% to -13.59%
    2000                               9     $8.58 to $9.51          82         *                 *                     *

                                  UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT      EXPENSE RATIO         TOTAL RETURN
            DIVISION              (000s)   LOWEST TO HIGHEST    (000s)     INCOME RATIO   LOWEST TO HIGHEST     LOWEST TO HIGHEST
-------------------------------   ------  -------------------  ----------  ------------  -------------------  --------------------
AMERICAN CENTURY(R) VP FUNDS:
American Century(R) VP Balanced
    2002                              96         $15.44        $   1,483       2.84%            1.40%                -10.82%
    2001                             118         $17.32            2,043       6.22%       0.85% to 1.40%            -4.90%
    2000                             147         $18.21            2,684         *                *                     *

American Century(R) VP
 International
    2002                             131    $10.68 to $11.74       1,539       0.83%       1.25% to 1.40%      -21.49% to -21.37%
    2001                             185    $13.59 to $14.95       2,759      10.20%       0.85% to 1.40%      -30.17% to -30.06%
    2000                             229    $19.43 to $21.41       4,905         *                *                     *

BRINSON SERIES FUNDS:
Brinson Series Tactical
 Allocation
    2002                           1,454     $6.19 to $6.83        9,725       0.55%       0.95% to 1.90%      -24.42% to -23.69%
    2001                           1,635     $8.20 to $8.94       14,334       7.95%       0.50% to 1.90%      -14.22% to -13.38%
    2000                           1,218    $9.56 to $10.33       12,509         *                *                     *

Calvert Social Balanced
    2002                             167    $9.61 to $17.86        1,775       2.79%       0.75% to 1.40%      -13.38% to -12.81%
    2001                             158    $11.09 to $20.48       1,959       4.91%       0.45% to 1.50%       -8.25% to -7.64%
    2000                             175    $12.09 to $22.18       2,514         *                *                     *

FEDERATED INSURANCE SERIES:
Federated American Leaders
    2002                           2,720    $13.39 to $18.56      50,539       1.17%       1.25% to 1.40%      -21.33% to -21.21%
    2001                           3,522    $16.99 to $23.59      83,193       2.06%       0.85% to 1.40%       -5.56% to -5.42%
    2000                           4,105    $17.97 to $24.98     102,586         *                *                     *

Federated Equity Income
    2002                           1,035         $9.83            10,264       2.11%       1.25% to 1.40%            -21.85%
    2001                           1,384         $12.58           17,476       1.97%       0.75% to 1.40%            -12.24%
    2000                           1,690         $14.33           24,264         *                *                     *

                                  UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT      EXPENSE RATIO         TOTAL RETURN
            DIVISION              (000s)   LOWEST TO HIGHEST    (000s)     INCOME RATIO   LOWEST TO HIGHEST     LOWEST TO HIGHEST
-------------------------------   ------  -------------------  ----------  ------------  -------------------  --------------------
FEDERATED INSURANCE SERIES
 (CONTINUED):
Federated Fund for US Government
 Securities
    2002                             826         $15.35        $  12,674       3.65%            1.40%                 7.52%
    2001                             820         $14.28           11,702       3.90%       0.85% to 1.40%             5.53%
    2000                             823         $13.53           11,133         *                *                     *

Federated Growth Strategies
    2002                             764         $13.63           10,415         -              1.40%                -27.38%
    2001                           1,117         $18.77           20,974       1.68%       0.85% to 1.40%            -23.48%
    2000                           1,378         $24.53           33,809         *                *                     *

Federated High Income Bond
    2002                           1,236    $11.49 to $13.48      16,683      10.52%       1.25% to 1.40%        -0.03% to 0.12%
    2001                           1,548    $11.48 to $13.49      20,899      11.00%       0.85% to 1.40%        -0.04% to 0.10%
    2000                           1,959    $11.46 to $13.49      26,446         *                *                     *

Federated International Equity
    2002                             551    $10.03 to $10.85       6,024         -         1.25% to 1.40%      -23.84% to -23.73%
    2001                             767    $13.15 to $14.25      10,976      12.94%       0.85% to 1.40%      -30.42% to -30.31%
    2000                             978    $18.87 to $20.48      20,057         *                *                     *

Federated Prime Money
    2002                             583         $12.68            7,387       1.37%            1.40%                  0%
    2001                             695         $12.68            8,812       3.44%       0.85% to 1.40%             2.28%
    2000                             702         $12.40            8,703         *                *                     *

Federated Utility
    2002                             653    $8.94 to $10.72        7,021       5.71%       1.25% to 1.40%      -25.01% to -24.90%
    2001                             923    $11.90 to $14.29      13,230       3.57%       0.85% to 1.40%      -14.94% to -14.81%
    2000                           1,149    $13.97 to $16.80      19,351         *                *                     *

                                  UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT      EXPENSE RATIO         TOTAL RETURN
            DIVISION              (000s)   LOWEST TO HIGHEST    (000s)     INCOME RATIO   LOWEST TO HIGHEST     LOWEST TO HIGHEST
-------------------------------   ------  -------------------  ----------  ------------  -------------------  --------------------
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS FUND:
Fidelity(R) VIP Equity-Income
    2002                           11,480   $8.08 to $17.95    $ 146,420       1.78%       0.75% to 1.90%      -18.53% to -17.57%
    2001                           12,170   $9.92 to $21.92      193,019       6.26%       0.45% to 1.90%       -6.77% to -5.67%
    2000                           10,395   $10.64 to $23.40     188,025         *                *                     *

Fidelity(R) VIP Growth
    2002                            9,473   $4.73 to $17.54       98,180       0.26%       0.45% to 1.90%      -31.44% to -30.42%
    2001                           10,633    $6.90 to 25.45      167,319       7.26%       0.45% to 1.90%      -19.23% to -18.23%
    2000                            9,467   $8.54 to $31.34      209,610         *                *                     *

Fidelity(R) VIP High Income
    2002                            4,489    $6.46 to $9.53       36,456      10.78%       0.95% to 2.25%        1.48% to 2.46%
    2001                            4,973    $6.34 to $9.34       39,385      13.71%       0.50% to 2.25%      -13.42% to -12.58%
    2000                            4,980   $7.28 to $10.74       45,512         *                *                     *

Fidelity(R) VIP Overseas
    2002                              654   $6.85 to $10.42        6,617       0.85%       0.75% to 1.50%      -21.47% to -20.88%
    2001                              770   $8.67 to $13.26        9,914      13.97%       0.45% to 1.50%      -22.35% to -21.76%
    2000                              872   $11.08 to $17.06      14,451         *                *                     *

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS FUND II:
Fidelity(R) VIP II ASSET
 MANAGER(SM)
    2002                              728   $13.13 to $15.71      11,086       4.06%       1.25% to 1.40%       -10.01% to -9.87%
    2001                              831   $14.57 to $17.45      14,094       6.08%       0.85% to 1.40%       -5.44% to -5.30%
    2000                              993   $15.39 to $18.46      17,821         *                *                     *

Fidelity(R) VIP II Contrafund(R)
    2002                           10,912   $7.22 to $19.81      145,571       0.86%       0.45% to 1.90%       -11.07% to 78.65%
    2001                           11,618   $8.12 to $21.96      173,999       3.56%       0.45% to 1.90%       -13.93% to -3.25%
    2000                           12,102   $9.43 to $24.67      216,963         *                *                     *


                                  UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT      EXPENSE RATIO         TOTAL RETURN
            DIVISION              (000s)   LOWEST TO HIGHEST    (000s)     INCOME RATIO   LOWEST TO HIGHEST     LOWEST TO HIGHEST
-------------------------------   ------  -------------------  ----------  ------------  -------------------  --------------------
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS FUND II (CONTINUED):
Fidelity(R) VIP II Index 500
    2002                           4,125    $13.44 to $16.04   $   64,190     1.38%        1.25% to 1.40%      -23.34% to -23.22%
    2001                           4,961    $17.51 to $20.93      100,783     1.20%        0.85% to 1.40%      -13.34% to -13.21%
    2000                           5,672    $20.17 to $24.15      133,049       *                 *                     *

Fidelity(R) VIP II Investment
 Grade Bond
    2002                             187    $15.17 to $15.49        2,890     4.05%        1.25% to 1.40%        8.80% to 8.96%
    2001                             217    $13.92 to $14.24        3,084     5.86%        0.85% to 1.40%        6.94% to 7.10%
    2000                             278    $13.00 to $13.32        3,700       *                 *                     *

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST:
Franklin Small Cap Value
 Securities
    2002                              39     $9.22 to $9.29           365      ***         0.75% to 1.25%      -21.04% to -19.73%
    2001                             ***          ***                 ***      ***               ***                   ***
    2000                             ***          ***                 ***      ***               ***                   ***

ING GET FUND:
ING GET Fund - Series D
    2002                          10,202    $10.04 to $10.37      103,698     4.34%        1.00% to 1.75%       -1.09% to -0.34%
    2001                          11,705    $10.15 to $10.40      119,943     1.44%        0.70% to 2.15%        0.22% to 0.98%
    2000                          12,726    $10.13 to $10.29      129,776       *                 *                     *

ING GET Fund - Series E
    2002                          26,953    $10.18 to $10.51      276,397     4.02%        1.00% to 1.90%        2.11% to 3.05%
    2001                          29,973    $9.97 to $10.20       300,383     0.78%        1.00% to 2.40%       -1.12% to -0.21%
    2000                          33,010    $10.08 to $10.22      333,833       *                 *                     *
ING GET Fund - Series G
    2002                          16,105    $10.11 to $10.41      163,877     3.84%        1.00% to 1.90%        2.97% to 3.92%
    2001                          17,381    $9.82 to $10.02       171,369     0.38%        1.00% to 2.40%        -0.52% to 0.40%
    2000                          18,850     $9.87 to $9.98       186,445       *                 *                     *

                                  UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT      EXPENSE RATIO         TOTAL RETURN
            DIVISION              (000s)   LOWEST TO HIGHEST    (000s)     INCOME RATIO   LOWEST TO HIGHEST     LOWEST TO HIGHEST
-------------------------------   ------  -------------------  ----------  ------------  -------------------  --------------------
ING GET FUND (CONTINUED):
ING GET Fund - Series H
    2002                          11,865    $10.18 to $10.46   $  121,603     3.59%        1.00% to 1.90%       2.78% to 3.72%
    2001                          13,233    $9.91 to $10.01       131,686     0.47%        1.00% to 2.40%      -1.24% to -0.33%
    2000                          14,101    $10.03 to $10.12      141,764       *                 *                    *

ING GET Fund - Series I
    2002                           8,275    $10.10 to $10.23       84,079     3.54%        1.45% to 1.90%       3.35% to 3.82%
    2001                           8,909     $9.78 to $9.86        87,402     0.25%        1.35% to 2.40%      -0.76% to -0.30%
    2000                           9,419     $9.85 to $9.89        92,929       *                 *                    *

ING GET Fund - Series J
    2002                           7,113    $10.05 to $10.17       71,844     3.49%        1.45% to 1.90%       4.05% to 4.53%
    2001                           7,719     $9.66 to $9.73        74,801     0.18%        1.35% to 2.40%      -0.63% to -0.16%
    2000                           8,207     $9.72 to $9.75        79,872       *                 *                    *

ING GET Fund - Series K
    2002                           8,037    $9.99 to $10.24        81,260     2.68%        1.45% to 2.40%       3.20% to 4.20%
    2001                           9,082     $9.68 to $9.82        88,558       -          1.35% to 2.40%      -3.19% to -2.24%
    2000                           9,357    $10.00 to $10.05       93,790       *                 *                    *

ING GET Fund - Series L
    2002                           7,535    $9.89 to $10.09        75,255     0.05%        1.45% to 2.40%       0.22% to 1.20%
    2001                           8,101     $9.87 to $9.97        80,345     4.63%        1.35% to 2.40%      -1.53% to -0.46%
    2000                              58    $10.01 to $10.02          585       *                 *                    *

ING GET Fund - Series M
    2002                          11,558    $9.91 to $10.08     $ 115,381     0.03%        1.45% to 2.40%       1.12% to 2.10%
    2001                          12,531     $9.80 to $9.87       123,165      **          1.45% to 2.40%      -2.23% to -1.33%
    2000                              **           **                  **      **                **                   **

                                  UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT      EXPENSE RATIO         TOTAL RETURN
            DIVISION              (000s)   LOWEST TO HIGHEST    (000s)     INCOME RATIO   LOWEST TO HIGHEST     LOWEST TO HIGHEST
-------------------------------   ------  -------------------  ----------  ------------  -------------------  --------------------
ING GET FUND (CONTINUED):
ING GET Fund - Series N
    2002                           8,982    $9.97 to $10.12    $   90,143     0.02%        1.45% to 2.40%      -2.77% to -1.82%
    2001                          10,181    $10.25 to $10.31      104,606      **                **                   **
    2000                              **           **                  **      **                **                   **

ING GET Fund - Series P
    2002                           7,680    $9.89 to $10.01        76,334     0.04%        1.45% to 2.40%      -1.16% to -0.20%
    2001                           8,288    $10.00 to $10.03       83,012      **                **                   **
    2000                              **           **                  **      **                **                   **

ING GET Fund - Series Q
    2002                           5,460    $10.00 to $10.10       54,826     3.81%        1.45% to 2.40%       0.00% to 0.97%
    2001                             162         $10.00             1,620      **                **                   **
    2000                              **           **                  **      **                **                   **

ING GET Fund - Series R
    2002                           4,312    $10.06 to $10.14       43,556      ***         1.45% to 2.40%       0.65% to 1.42%
    2001                             ***          ***                 ***      ***               ***                  ***
    2000                             ***          ***                 ***      ***               ***                  ***

ING GET Fund - Series S
    2002                           5,334    $10.01 to $10.08       53,553      ***         1.00% to 2.40%       0.14% to 0.87%
    2001                             ***          ***                 ***      ***               ***                  ***
    2000                             ***          ***                 ***      ***               ***                  ***

ING GET Fund - Series T
    2002                           3,908    $10.06 to $10.09       39,378      ***         1.45% to 2.40%       0.88% to 0.93%
    2001                             ***          ***                 ***      ***               ***                  ***
    2000                             ***          ***                 ***      ***               ***                  ***

                                  UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT      EXPENSE RATIO         TOTAL RETURN
            DIVISION              (000s)   LOWEST TO HIGHEST    (000s)     INCOME RATIO   LOWEST TO HIGHEST     LOWEST TO HIGHEST
-------------------------------   ------  -------------------  ----------  ------------  -------------------  --------------------
ING GET FUND (CONTINUED):
ING GET Fund - Series U
    2002                              50    $9.99 to $10.00    $      503      ***         0.95% to 1.75%        -0.05% to 0.00%
    2001                             ***          ***                 ***      ***               ***                   ***
    2000                             ***          ***                 ***      ***               ***                   ***

ING VP BALANCED
    2002                           7,046    $7.87 to $26.80       148,868     1.07%        0.45% to 2.25%      -12.01% to -10.71%
    2001                           8,277    $8.94 to $30.01       189,948     5.84%        0.45% to 2.25%        -6.04% to 0.46%
    2000                           8,309    $9.52 to $24.76       199,768       *                 *                     *

ING VP BOND
    2002                           9,939    $11.86 to $18.01      164,563     3.25%        0.75% to 2.25%        6.28% to 7.53%
    2001                           9,525    $11.16 to $16.75      144,459     6.51%        0.45% to 2.25%        6.67% to 7.93%
    2000                           6,869    $10.46 to $15.52       99,490       *                 *                     *

ING VP EMERGING MARKETS
    2002                             103         $6.32                649       -               1.40%                -10.60%
    2001                             129         $7.08                912    19.78%        0.85% to 1.40%            -11.68%
    2000                             157         $8.01              1,255       *                 *                     *

ING VP MONEY MARKET
    2002                          19,939    $10.30 to $14.44      262,556     3.85%        0.75% to 2.25%        -0.31% to 0.86%
    2001                          22,423    $10.33 to $48.45      293,027     4.69%        0.45% to 2.25%        1.33% to 3.16%
    2000                          16,310    $10.13 to $13.88      211,809       *                 *                     *

ING VP NATURAL RESOURCES
    2002                             135    $11.48 to $12.07        1,567     0.19%        0.75% to 1.50%       -3.56% to -2.83%
    2001                             166    $11.90 to $12.42        2,003     0.00%        0.45% to 1.50%      -17.19% to -16.57%
    2000                             193    $14.35 to $14.87        2,801       *                 *                     *

                                  UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT      EXPENSE RATIO         TOTAL RETURN
            DIVISION              (000s)   LOWEST TO HIGHEST    (000s)     INCOME RATIO   LOWEST TO HIGHEST     LOWEST TO HIGHEST
-------------------------------   ------  -------------------  ----------  ------------  -------------------  --------------------
ING GENERATIONS PORTFOLIO, INC.:
ING VP Strategic Allocation
 Balanced
    2002                             977    $12.03 to $13.84   $   14,344     2.50%        0.45% to 1.40%       -10.81% to -9.94%
    2001                           1,082    $13.47 to $15.41       17,390     2.50%        0.45% to 2.25%       -8.30% to -7.65%
    2000                           1,232    $14.66 to $16.69       21,090       *                 *                     *

ING VP Strategic Allocation
 Growth
    2002                             835    $11.55 to $13.52       11,257     1.75%        0.75% to 2.25%      -15.04% to -14.40%
    2001                             898    $13.56 to $15.80       13,876     1.59%        0.45% to 2.25%      -12.87% to -12.21%
    2000                           1,013    $15.52 to $18.00       17,520       *                 *                     *

ING VP Strategic Allocation
 Income
    2002                           1,237    $12.99 to $14.51       20,088     3.32%        0.75% to 1.40%       -5.69% to -0.78%
    2001                           1,380    $10.79 to $15.29       23,347     4.36%        0.45% to 2.25%       -3.75% to -3.11%
    2000                           1,518    $11.13 to $15.77       26,191       *                 *                     *

ING PARTNERS, INC.:
ING Alger Aggressive Growth
    2002                              24     $7.31 to $7.34           179      ***         0.75% to 1.25%       -8.53% to -0.37%
    2001                             ***          ***                 ***      ***               ***                   ***
    2000                             ***          ***                 ***      ***               ***                   ***

ING Alger Growth
    2002                               1     $7.24 to $7.26             9      ***         0.75% to 1.25%       -23.21% to -6.63%
    2001                             ***          ***                 ***      ***               ***                   ***
    2000                             ***          ***                 ***      ***               ***                   ***

ING American Century Small Cap
 Value
    2002                              20     $8.11 to $9.30           173      ***         0.75% to 1.25%       -19.84% to -1.82%
    2001                             ***          ***                 ***      ***               ***                   ***
    2000                             ***          ***                 ***      ***               ***                   ***

                                  UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT      EXPENSE RATIO         TOTAL RETURN
            DIVISION              (000s)   LOWEST TO HIGHEST    (000s)     INCOME RATIO   LOWEST TO HIGHEST     LOWEST TO HIGHEST
-------------------------------   ------  -------------------  ----------  ------------  -------------------  --------------------
ING PARTNERS, INC. (CONTINUED):
ING Baron Small Cap Growth
    2002                              21     $8.72 to $9.68    $      193       ***        0.75% to 1.25%       -12.61% to -1.83%
    2001                             ***          ***                 ***       ***              ***                   ***
    2000                             ***          ***                 ***       ***              ***                   ***

ING Goldman Sachs Capital
 Growth
    2002                               2         $8.07                 18       ***        0.75% to 0.80%       -3.04% to -0.05%
    2001                             ***          ***                 ***       ***              ***                   ***
    2000                             ***          ***                 ***       ***              ***                   ***

ING JPMorgan Fleming
 International
    2002                           2,909    $5.62 to $15.80        24,044      0.62%       0.75% to 1.90%      -19.64% to -18.69%
    2001                           2,892    $7.00 to $19.44        30,449     25.04%       0.45% to 2.25%      -28.33% to -27.48%
    2000                           2,451    $9.76 to $26.80        38,280        *                *                     *

ING JPMorgan Mid Cap Value
    2002                               9     $9.17 to $9.20            87       ***        0.75% to 1.25%        -8.51% to 0.47%
    2001                             ***          ***                 ***       ***              ***                   ***
    2000                             ***          ***                 ***       ***              ***                   ***

ING MFS Capital Opportunities
    2002                           3,869    $4.44 to $20.94        35,741        -         0.45% to 1.90%      -31.49% to -30.48%
    2001                           4,710    $6.49 to $30.11        62,832     19.25%       0.45% to 2.25%      -26.19% to -25.29%
    2000                           4,048    $8.79 to $40.30        78,233        *                *                     *

ING MFS Global Growth
    2002                               -     $8.32 to $8.35             1       ***        0.75% to 1.25%       -10.41% to -0.17%
    2001                             ***          ***                 ***       ***              ***                   ***
    2000                             ***          ***                 ***       ***              ***                   ***

                                  UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT      EXPENSE RATIO         TOTAL RETURN
            DIVISION              (000s)   LOWEST TO HIGHEST    (000s)     INCOME RATIO   LOWEST TO HIGHEST     LOWEST TO HIGHEST
-------------------------------   ------  -------------------  ----------  ------------  -------------------  --------------------
ING PARTNERS, INC. (CONTINUED):
ING MFS Research
    2002                           4,627    $4.98 to $10.73    $  40,669       0.20%       0.75% to 1.90%      -26.32% to -25.45%
    2001                           5,830    $6.77 to $14.39       69,394      20.49%       0.45% to 1.90%      -22.40% to -21.48%
    2000                           6,216    $8.71 to $18.33       97,910         *                *                     *

ING OpCap Balanced Value
 Portfolio
    2002                               2     $8.34 to $8.37           15        ***        0.80% to 1.25%        -0.14% to 5.35%
    2001                             ***          ***                ***        ***              ***                   ***
    2000                             ***          ***                ***        ***              ***                   ***

ING PIMCO Total Return
 Portfolio
    2002                             119    $10.70 to $10.75       1,275        ***        0.75% to 1.50%        3.07% to 7.55%
    2001                             ***          ***                ***        ***              ***                   ***
    2000                             ***          ***                ***        ***              ***                   ***

ING Salomon Brothers Aggressive
 Growth
    2002                           6,053     $3.54 to $9.97       47,008         -         0.45% to 1.90%      -36.54% to -35.60%
    2001                           7,478    $ 5.58 to $15.53      91,535       6.31%       0.45% to 2.25%      -26.64% to -25.74%
    2000                           8,010    $7.60 to $20.93      136,685         *                *                     *

ING Salomon Brothers Capital
    2002                               1         $7.69                 5        ***             0.75%                 0.67%
    2001                             ***          ***                ***        ***              ***                   ***
    2000                             ***          ***                ***        ***              ***                   ***

ING Salomon Brothers Investors
 Value
    2002                               2         $7.82                14        ***             1.25%                -21.97%
    2001                             ***          ***                ***        ***              ***                   ***
    2000                             ***          ***                ***        ***              ***                   ***

                                  UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT      EXPENSE RATIO         TOTAL RETURN
            DIVISION              (000s)   LOWEST TO HIGHEST    (000s)     INCOME RATIO   LOWEST TO HIGHEST     LOWEST TO HIGHEST
-------------------------------   ------  -------------------  ----------  ------------  -------------------  --------------------
ING PARTNERS, INC. (CONTINUED):
ING T. Rowe Price Growth Equity
    2002                           3,205     $8.90 to $18.37   $  58,443       0.19%       0.45% to 1.50%      -24.44% to -23.64%
    2001                           3,768    $ 11.70 to $24.29     89,395      15.41%       0.45% to 2.25%      -11.56% to -10.85%
    2000                           4,250     $13.14 to $27.44    113,230         *                *                     *

ING UBS Tactical Asset
 Allocation
    2002                               -          $8.01              428        ***             1.25%                 0.33%
    2001                             ***           ***               ***        ***              ***                   ***
    2000                             ***           ***               ***        ***              ***                   ***

ING Van Kampen Comstock
    2002                              38      $8.31 to $8.34         319        ***        0.75% to 1.25%       -18.72% to -2.95%
    2001                             ***           ***               ***        ***              ***                   ***
    2000                             ***           ***               ***        ***              ***                   ***

ING VARIABLE FUNDS:
ING VP Growth and Income
    2002                          24,165     $5.28 to $162.71    415,966       0.84%       0.45% to 1.90%       -26.42% to 60.86%
    2001                          29,079     $7.17 to $219.66    663,646       0.60%       0.45% to 2.25%      -19.96% to -18.98%
    2000                          32,914     $8.96 to $272.61    928,210         *                *                     *

ING VARIABLE PORTFOLIOS, INC.:
ING VP Growth
    2002                           3,203     $4.00 to $10.80      28,286         -         0.75% to 1.90%      -30.30% to -29.47%
    2001                           4,148     $5.73 to $15.31      52,088      12.13%       0.45% to 2.25%      -28.45% to -27.61%
    2000                           4,705     $8.02 to $21.15      85,002         *                *                     *

ING VP Index Plus LargeCap
    2002                          13,185     $5.86 to $14.07     154,417       0.24%       0.45% to 2.25%       -23.02% to -21.88
    2001                          15,160     $7.62 to $18.06     224,762       4.07%       0.45% to 2.25%       -15.27% to -5.62%

    2000                          14,826     $8.99 to $21.06     261,795         *                *                     *

                                  UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT      EXPENSE RATIO         TOTAL RETURN
            DIVISION              (000s)   LOWEST TO HIGHEST    (000s)     INCOME RATIO   LOWEST TO HIGHEST     LOWEST TO HIGHEST
-------------------------------   ------  -------------------  ----------  ------------  -------------------  --------------------
ING VARIABLE PORTFOLIOS, INC.
 (CONTINUED):
ING VP Index Plus MidCap
    2002                             925    $12.33. to $13.31  $  11,779      0.50%        0.45% to 1.50%      -13.40% to -12.49%
    2001                             631     $14.24 to $15.26      9,214      6.54%        0.45% to 1.50%       -2.80% to 12.09%
    2000                             452     $14.50 to $15.59      6,733        *                 *                     *

ING VP Index Plus SmallCap
    2002                             464      $8.96 to $9.99       4,275      0.19%        0.75% to 1.50%      -14.50% to -13.86%
    2001                             225     $10.48 to $11.60      2,411      3.71%        0.45% to 1.50%        0.87% to 1.64%
    2000                             104     $10.39 to $11.42      1,098        *                 *                     *

ING VP International Equity
    2002                             836      $4.69 to $6.40       5,228      0.22%        0.75% to 1.90%      -28.07% to -27.23%
    2001                             954      $6.51 to $8.79       7,991      0.12%        0.45% to 2.25%      -25.34% to -24.45%
    2000                             863     $8.73 to $11.64       9,708        *                 *                     *

ING VP Small Company
    2002                           4,213     $7.09 to $14.88      52,158      0.52%        0.45% to 1.90%      -24.69% to -23.57%
    2001                           3,814     $9.41 to $19.53      62,576      3.89%        0.45% to 2.25%        0.50% to 3.22%
    2000                           2,815     $9.22 to $18.92      47,270        *                 *                     *

ING VP Technology
    2002                           2,536      $2.55 to $2.67       6,564        -          0.75% to 1.90%      -42.40% to -41.72%
    2001                           2,631      $4.42 to $4.62      11,745        -          0.45% to 1.90%       -24.42 to -23.54%
    2000                           1,680      $5.82 to $6.09       9,833        *                 *                     *

ING VP Value Opportunity
    2002                           1,272     $9.36 to $13.84      17,001      0.44%        0.45% to 1.50%      -27.07% to -26.30%
    2001                           1,441     $12.75 to $18.83     26,362      5.21%        0.45% to 1.50%       -10.97% to 0.58%
    2000                             963     $14.22 to $20.99     19,710        *                 *                     *

                                  UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT      EXPENSE RATIO         TOTAL RETURN
            DIVISION              (000s)   LOWEST TO HIGHEST    (000s)     INCOME RATIO   LOWEST TO HIGHEST     LOWEST TO HIGHEST
-------------------------------   ------  -------------------  ----------  ------------  -------------------  --------------------
ING VARIABLE PRODUCTS TRUST:
ING VP Growth Opportunities -
 Class R
    2002                              64        $6.02          $  384          ***              1.25%                -27.19%
    2001                             ***         ***              ***          ***               ***                   ***
    2000                             ***         ***              ***          ***               ***                   ***

ING VP Growth Opportunities -
 Class S
    2002                              23    $5.34 to $5.43        125           -          0.95% to 1.90%      -32.71% to -28.88%
    2001                              18    $7.95 to $8.00        141          **          0.95% to 1.90%       -20.95% to -5.87%
    2000                              **          **               **          **                **                    **

ING VP International Value
    2002                              49    $7.95 to $8.83        404          ***         0.75% to 1.50%       -19.18% to -1.19%
    2001                             ***         ***              ***          ***               ***                   ***
    2000                             ***         ***              ***          ***               ***                   ***

ING VP MagnaCap - Class R
    2002                               4        $6.85              27          ***              0.75%                -21.38%
    2001                             ***         ***              ***          ***               ***                   ***
    2000                             ***         ***              ***          ***               ***                   ***

ING VP MagnaCap - Class S
    2002                              69    $7.01 to $7.12        490         0.95%        0.95% to 1.90%      -25.77% to -23.73%
    2001                              46    $9.28 to $9.34        431          **          0.95% to 1.90%        -5.87% to 0.00%
    2000                              **          **               **          **                **                    **

ING VP MidCap Opportunities -
 Class R
    2002                              11    $6.89 to $6.97         76          ***         0.75% to 1.50%       -20.85% to -9.47%
    2001                             ***         ***              ***          ***               ***                   ***
    2000                             ***         ***              ***          ***               ***                   ***

                                  UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT      EXPENSE RATIO         TOTAL RETURN
            DIVISION              (000s)   LOWEST TO HIGHEST    (000s)     INCOME RATIO   LOWEST TO HIGHEST     LOWEST TO HIGHEST
-------------------------------   ------  -------------------  ----------  ------------  -------------------  --------------------
ING VARIABLE PRODUCTS TRUST
 (CONTINUED):
ING VP MidCap Opportunities -
 Class S
    2002                             418     $6.11 to $6.21    $  2,583         -          0.95% to 1.90%       -27.40% to -26.70
    2001                             102     $8.42 to $8.48         865        **          0.95% to 1.90%      -16.75% to -10.14%
    2000                              **           **                **        **                **                    **

ING VP SmallCap Opportunities -
 Class R
    2002                              12     $4.98 to $5.02          58        ***         0.75% to 1.25%       -33.20% to -9.70%
    2001                             ***          ***               ***        ***               ***                   ***
    2000                             ***          ***               ***        ***               ***                   ***

ING VP SmallCap Opportunities -
 Class S
    2002                             376     $4.66 to $4.73       1,772         -          0.95% to 1.90%      -44.82% to -44.28%
    2001                             151     $8.44 to $8.50       1,280        **          0.95% to 1.90%      -24.98% to -12.33%
    2000                              **           **                **        **                **                    **

JANUS ASPEN SERIES:
Janus Aspen Aggressive Growth
    2002                           8,940    $2.92 to $15.64      77,233         -          0.45% to 1.90%      -29.31% to -28.26%
    2001                          11,480    $4.14 to $21.80     141,806         -          0.45% to 1.90%      -40.61% to -39.88%
    2000                          12,172    $6.97 to $36.27     274,462         *                 *                     *

Janus Aspen Balanced
    2002                          13,695    $8.35 to $23.08     197,825       2.41%        0.45% to 1.90%       -8.22% to 109.99%
    2001                          15,239    $9.10 to $25.02     240,241       2.63%        0.45% to 1.90%       -6.53% to -5.42%
    2000                          13,985    $9.73 to $26.63     244,144         *                 *                     *

                                  UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT      EXPENSE RATIO         TOTAL RETURN
            DIVISION              (000s)   LOWEST TO HIGHEST    (000s)     INCOME RATIO   LOWEST TO HIGHEST     LOWEST TO HIGHEST
-------------------------------   ------  -------------------  ----------  ------------  -------------------  --------------------
JANUS ASPEN SERIES (CONTINUED):
Janus Aspen Flexible Income
    2002                           1,538    $12.85 to $19.62   $  28,392      4.45%        0.45% to 1.50%        8.83% to 9.98%
    2001                           1,415    $11.72 to $17.89      23,940      5.95%        0.45% to 1.50%        -0.78% to 6.93%
    2000                           1,182    $10.97 to $16.73      18,730        *                 *                     *

Janus Aspen Growth
    2002                          10,142    $4.42 to $15.78       98,503        -          0.45% to 1.90%      -27.91% to -26.84%
    2001                          13,150    $6.13 to $21.78      176,779      0.26%        0.45% to 2.25%      -26.17% to -25.27%
    2000                          14,324    $8.30 to $29.34      267,653        *                 *                     *

Janus Aspen Worldwide Growth
    2002                          17,171    $4.76 to $18.46      198,280      0.84%        0.45% to 1.90%      -26.92% to -25.84%
    2001                          20,979    $6.51 to $24.89      331,396      0.44%        0.45% to 2.25%      -23.92% to -22.98%
    2000                          21,842    $8.56 to $32.41      483,863        *                 *                     *

LORD ABBETT FUNDS:
Lord Abbett Growth and Income
 Portfolio
    2002                              54     $7.85 to $7.91          422       ***         0.75% to 1.25%      -17.45% to -15.55%
    2001                             ***          ***                ***       ***               ***                   ***
    2000                             ***          ***                ***       ***               ***                   ***

Lord Abbett Mid-Cap Value
    2002                              55     $8.38 to $9.87          474       ***         0.75% to 1.25%       -13.36% to 1.56%
    2001                             ***          ***                ***       ***               ***                   ***
    2000                             ***          ***                ***       ***               ***                   ***

MFS(R) FUNDS:
MFS(R) Global Governments
    2002                             228    $11.92 to $12.04       2,720      2.91%        1.25% to 1.40%        6.89% to 7.05%

    2001                             156    $11.15 to $11.25       1,742      3.89%        0.85% to 1.40%        3.28% to 3.44%
    2000                             142    $10.80 to $10.87       1,537        *                 *                     *

                                  UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT      EXPENSE RATIO         TOTAL RETURN
            DIVISION              (000s)   LOWEST TO HIGHEST    (000s)     INCOME RATIO   LOWEST TO HIGHEST     LOWEST TO HIGHEST
-------------------------------   ------  -------------------  ----------  ------------  -------------------  --------------------
MFS(R) FUNDS (CONTINUED):
MFS(R) Total Return
    2002                           7,407    $9.83 to $15.67    $  91,725       1.74%       0.95% to 1.90%       -6.97% to -6.07%
    2001                           7,002    $10.57 to $16.73      93,910       5.19%       0.50% to 1.90%       -1.67% to -0.70%
    2000                           4,368    $10.75 to $16.90      63,398         *                *                     *

OPPENHEIMER VARIABLE ACCOUNT
 FUNDS:
Oppenheimer Aggressive Growth
    2002                           3,447    $3.26 to $10.43       23,930       0.67%       0.95% to 1.90%      -29.17% to -28.48%
    2001                           4,063    $4.60 to $14.62       40,449      15.39%       0.50% to 2.25%      -32.58% to -31.92%
    2000                           3,454    $6.82 to $21.54       57,052         *                *                     *

Oppenheimer Global Securities
    2002                           1,174    $10.74 to $14.12      15,177       0.57%       0.75% to 1.50%      -23.30% to -22.72%
    2001                             977    $14.01 to $18.36      16,403      12.79%       0.75% to 1.50%      -13.36% to -12.70%
    2000                             881    $16.17 to $21.14      17,260
                                                                                 *                *                     *
Oppenheimer Main Street Growth
 & Income
    2002                           5,617    $6.20 to $10.19       48,801       0.77%       0.95% to 2.25%      -20.34% to -19.57%
    2001                           6,141    $7.78 to $12.71       65,709       0.53%       0.50% to 2.25%      -11.87% to -11.02%
    2000                           5,613    $8.83 to $14.33       67,652         *                *                     *

Oppenheimer Strategic Bond
    2002                           2,737    $10.76 to $12.38      32,735       7.25%       0.75% to 2.25%        5.40% to 6.64%
    2001                           2,585    $10.21 to $11.67      28,892       6.16%       0.50% to 2.25%        2.84% to 4.06%
    2000                           2,144    $9.93 to $11.27       23,335         *                *                     *

PIONEER VARIABLE CONTRACTS TRUST:
Pioneer Equity Income VCT
    2002                              19     $7.99 to $8.05          153        ***        0.75% to 1.25%      -17.35% to -16.32%
    2001                             ***          ***                ***        ***              ***                   ***
    2000                             ***          ***                ***        ***              ***                   ***

                                  UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT      EXPENSE RATIO         TOTAL RETURN
            DIVISION              (000s)   LOWEST TO HIGHEST    (000s)     INCOME RATIO   LOWEST TO HIGHEST     LOWEST TO HIGHEST
-------------------------------   ------  -------------------  ----------  ------------  -------------------  --------------------
PIONEER VARIABLE CONTRACTS TRUST
 (CONTINUED):
Pioneer Fund VCT
    2002                               -         $7.59         $      1       ***               0.75%                 0.06%
    2001                             ***          ***               ***       ***                ***                   ***
    2000                             ***          ***               ***       ***                ***                   ***

Pioneer Mid Cap Value VCT
    2002                               3     $8.73 to $8.80          30       ***          0.75% to 1.25%      -17.31% to -16.24%
    2001                             ***          ***               ***       ***                ***                   ***
    2000                             ***          ***               ***       ***                ***                   ***

PRUDENTIAL SERIES FUND, INC.:
Prudential Jennison
    2002                              71     $5.97 to $6.07         427        -           0.95% to 1.90%      -32.48% to -31.82%
    2001                              81     $8.84 to $8.90         724       **           0.95% to 1.90%        -3.52% to 9.12%
    2000                              **           **                **       **                 **                    **
                                                                                                                        *
SP Jennison International Growth
    2002                              37     $5.67 to $5.76         214        -           0.95% to 1.90%      -24.30% to -21.53%
    2001                               8    $ 7.49 to $7.52          59       **           0.95% to 1.90%       -19.54% to 4.42%
    2000                              **           **                **       **                 **                    **

*   Not provided for 2000.
** As this investment Division was not available until 2001, this data is not meaningful and therefore is not presented.
*** As this investment Division was not available until 2002, this data is not meaningful and therefore is not presented.